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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05199

Columbia Funds Variable Insurance Trust

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Variable Portfolio – Asset Allocation Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 8.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	623,158	3,446,064
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	142,451	1,363,259
Columbia Multi-Asset Income Fund, Class Y Shares(a)	168,493	1,636,061
Total Alternative Strategies Funds (Cost $6,434,229)		6,445,384

Equity Funds 52.8%

U.S. Large Cap 52.8%
Columbia Contrarian Core Fund, Class Y Shares(a)	742,266	18,111,286
Columbia Disciplined Core Fund, Class Y Shares(a)	1,858,507	20,239,144
Total		38,350,430
Total Equity Funds (Cost $25,777,326)		38,350,430

Exchange-Traded Funds 1.0%

iShares iBoxx $ Investment Grade Corporate Bond ETF	6,127	722,434
Total Exchange-Traded Funds (Cost $731,012)		722,434

Fixed-Income Funds 25.1%
	Shares	Value ($)
Investment Grade 25.1%
Columbia Corporate Income Fund, Class Y Shares(a)	361,251	3,626,953
Columbia Total Return Bond Fund, Class Y Shares(a)	461,377	4,152,392
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	601,558	3,242,400
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	651,828	7,215,736
Total		18,237,481
Total Fixed-Income Funds (Cost $18,044,480)		18,237,481

Money Market Funds 11.7%

Columbia Short-Term Cash Fund, 0.797%(a),(c)	8,476,639	8,476,639
Total Money Market Funds (Cost $8,476,639)		8,476,639
Total Investments (Cost: $59,463,686)		72,232,368
Other Assets & Liabilities, Net		330,082
Net Assets		72,562,450

At March 31, 2017, securities and/or cash totaling $368,059 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Mini MSCI EAFE Index	17	USD	1,514,700	06/2017	23,081	—
Mini MSCI Emerging Markets Index	30	USD	1,442,100	06/2017	28,431	—
S&P 500 E-mini	20	USD	2,359,200	06/2017	—	(9,450)
S&P 500 E-mini	12	USD	1,415,520	06/2017	—	(11,310)
TOPIX Index	8	JPY	1,086,859	06/2017	—	(20,906)
U.S. Ultra Bond	7	USD	1,124,375	06/2017	888	—
Total			8,942,754		52,400	(41,666)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	624,585	—	(624,585)*	—	—	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	623,158*	—	623,158	—	—	3,446,064
Columbia Contrarian Core Fund, Class I Shares	836,536	195,169	(1,031,705)*	—	270,378	—	—
Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Asset Allocation Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Contrarian Core Fund, Class Y Shares	—	742,399*	(133)	742,266	6	—	18,111,286
Columbia Corporate Income Fund, Class I Shares	524,933	7,899	(532,832)*	—	(23,609)	26,084	—
Columbia Corporate Income Fund, Class Y Shares	—	367,408*	(6,157)	361,251	(892)	2,044	3,626,953
Columbia Disciplined Core Fund, Class I Shares	2,032,240	9,556	(2,041,796)*	—	371,265	—	—
Columbia Disciplined Core Fund, Class Y Shares	—	1,858,842*	(335)	1,858,507	15	—	20,239,144
Columbia Diversified Absolute Return Fund, Class I Shares	156,385	2,295	(158,680)*	—	(530)	—	—
Columbia Diversified Absolute Return Fund, Class Y Shares	—	142,574*	(123)	142,451	2	—	1,363,259
Columbia Multi-Asset Income Fund, Class I Shares	166,014	2,167	(168,181)*	—	—	20,963	—
Columbia Multi-Asset Income Fund, Class Y Shares	—	168,493*	—	168,493	—	—	1,636,061
Columbia Short-Term Cash Fund, 0.797%	1,993,475	6,727,552	(244,388)	8,476,639	(13)	10,240	8,476,639
Columbia Total Return Bond Fund, Class I Shares	649,723	8,985	(658,708)*	—	416	28,791	—
Columbia Total Return Bond Fund, Class Y Shares	—	467,767*	(6,390)	461,377	168	2,378	4,152,392
Columbia U.S. Government Mortgage Fund, Class I Shares	902,090	16,914	(919,004)*	—	(10,618)	19,479	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	609,198*	(7,640)	601,558	264	1,564	3,242,400
Columbia U.S. Treasury Index Fund, Class I Shares	692,816	12,907	(705,723)*	—	(7,416)	25,022	—
Columbia U.S. Treasury Index Fund, Class Y Shares	—	658,544*	(6,716)	651,828	(570)	2,090	7,215,736
Total	8,578,797	12,621,827	(7,113,096)	14,087,528	598,866	138,655	71,509,934

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
59,464,000	12,784,000	(16,000)	12,768,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
2	Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Asset Allocation Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	6,445,384	—	—	—	6,445,384
Equity Funds	38,350,430	—	—	—	38,350,430
Exchange-Traded Funds	722,434	—	—	—	722,434
Fixed-Income Funds	18,237,481	—	—	—	18,237,481
Money Market Funds	—	—	—	8,476,639	8,476,639
Total Investments	63,755,729	—	—	8,476,639	72,232,368
Derivatives
Asset
Futures Contracts	52,400	—	—	—	52,400
Liability
Futures Contracts	(41,666)	—	—	—	(41,666)
Total	63,766,463	—	—	8,476,639	72,243,102
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.7%
Issuer	Shares	Value ($)
Consumer Discretionary 18.8%
Auto Components 1.4%
Cooper-Standard Holding, Inc.(a)	3,666	406,669
Hotels, Restaurants & Leisure 8.7%
Cheesecake Factory, Inc. (The)	1,835	116,266
Domino’s Pizza Enterprises Ltd.	5,593	248,300
Extended Stay America, Inc.	22,465	358,092
Hilton Grand Vacations, Inc.(a)	6,305	180,701
Papa John’s International, Inc.	4,094	327,684
Planet Fitness, Inc., Class A	15,509	298,858
Red Rock Resorts, Inc., Class A	9,132	202,548
Six Flags Entertainment Corp.	9,892	588,475
Wingstop, Inc.	5,979	169,086
Total		2,490,010
Internet & Direct Marketing Retail 1.0%
Liberty Expedia Holdings, Inc., Class A(a)	5,975	271,743
Leisure Products 0.6%
Vista Outdoor, Inc.(a)	7,912	162,908
Media 2.7%
IMAX Corp.(a)	9,669	328,746
Lions Gate Entertainment Corp., Class B(a)	10,464	255,112
Nexstar Broadcasting Group, Inc., Class A	2,670	187,301
Total		771,159
Multiline Retail 1.2%
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,640	356,440
Specialty Retail 3.2%
Five Below, Inc.(a)	6,687	289,614
Monro Muffler Brake, Inc.	4,831	251,695
Party City Holdco, Inc.(a)	17,061	239,707
Pier 1 Imports, Inc.	16,619	118,992
Total		900,008
Total Consumer Discretionary		5,358,937
Consumer Staples 2.6%
Beverages 1.1%
Coca-Cola Bottling Co. Consolidated	1,488	306,558
Food & Staples Retailing 0.7%
Sprouts Farmers Market, Inc.(a)	9,115	210,739
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.8%
Hostess Brands, Inc.(a)	14,430	229,004
Total Consumer Staples		746,301
Energy 3.2%
Energy Equipment & Services 3.2%
Independence Contract Drilling, Inc.(a)	10,145	55,899
Keane Group, Inc.(a)	11,084	158,501
Matrix Service Co.(a)	13,252	218,658
Patterson-UTI Energy, Inc.	8,532	207,072
Pioneer Energy Services Corp.(a)	28,732	114,928
US Silica Holdings, Inc.	3,623	173,868
Total		928,926
Total Energy		928,926
Financials 5.8%
Banks 1.1%
Ameris Bancorp	6,524	300,756
Capital Markets 2.0%
Evercore Partners, Inc., Class A	1,803	140,453
MarketAxess Holdings, Inc.	1,700	318,733
Pzena Investment Management, Inc., Class A	12,464	122,646
Total		581,832
Consumer Finance 0.6%
SLM Corp.(a)	14,586	176,491
Thrifts & Mortgage Finance 2.1%
BofI Holding, Inc.(a)	11,501	300,521
Essent Group Ltd.(a)	8,046	291,024
Total		591,545
Total Financials		1,650,624
Health Care 24.4%
Biotechnology 8.5%
ACADIA Pharmaceuticals, Inc.(a)	2,574	88,494
Alder Biopharmaceuticals, Inc.(a)	3,672	76,378
Axovant Sciences Ltd.(a)	4,020	60,059
bluebird bio, Inc.(a)	1,588	144,349
Clovis Oncology, Inc.(a)	1,426	90,793
Curis, Inc.(a)	28,195	78,382
Dynavax Technologies Corp.(a)	10,531	62,659
Exact Sciences Corp.(a)	4,094	96,700

Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Exelixis, Inc.(a)	4,260	92,314
Halozyme Therapeutics, Inc.(a)	8,009	103,797
Immunogen, Inc.(a)	7,999	30,956
Immunomedics, Inc.(a)	5,463	35,346
Intercept Pharmaceuticals, Inc.(a)	604	68,312
Jounce Therapeutics, Inc.(a)	3,152	69,312
Keryx Biopharmaceuticals, Inc.(a)	24,118	148,567
Kite Pharma, Inc.(a)	2,420	189,946
MacroGenics, Inc.(a)	3,166	58,888
NewLink Genetics Corp.(a)	1,564	37,692
OncoMed Pharmaceuticals, Inc.(a)	6,685	61,569
PTC Therapeutics, Inc.(a)	7,484	73,643
Puma Biotechnology, Inc.(a)	3,248	120,826
Ra Pharmaceuticals, Inc.(a)	3,422	72,854
Sage Therapeutics, Inc.(a)	1,268	90,117
Spark Therapeutics, Inc.(a)	2,484	132,497
TESARO, Inc.(a)	1,317	202,647
Ultragenyx Pharmaceutical, Inc.(a)	977	66,221
vTv Therapeutics, Inc., Class A(a)	10,741	70,353
Total		2,423,671
Health Care Equipment & Supplies 5.3%
Abaxis, Inc.	2,963	143,705
ABIOMED, Inc.(a)	3,161	395,757
Cantel Medical Corp.	1,488	119,189
ICU Medical, Inc.(a)	1,920	293,184
West Pharmaceutical Services, Inc.	6,942	566,537
Total		1,518,372
Health Care Providers & Services 1.2%
Chemed Corp.	1,902	347,476
Health Care Technology 2.7%
Veeva Systems Inc., Class A(a)	14,763	757,047
Life Sciences Tools & Services 3.1%
INC Research Holdings, Inc. Class A(a)	7,606	348,735
Pra Health Sciences, Inc.(a)	8,281	540,170
Total		888,905
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.6%
Aerie Pharmaceuticals, Inc.(a)	1,788	81,086
Akorn, Inc.(a)	11,498	276,872
Impax Laboratories, Inc.(a)	31,311	396,084
Medicines Co. (The)(a)	2,196	107,384
Pacira Pharmaceuticals, Inc.(a)	3,461	157,822
Total		1,019,248
Total Health Care		6,954,719
Industrials 12.7%
Aerospace & Defense 1.0%
Teledyne Technologies, Inc.(a)	2,290	289,593
Airlines 0.6%
Copa Holdings SA, Class A	1,516	170,171
Building Products 2.2%
Gibraltar Industries, Inc.(a)	6,376	262,691
Masonite International Corp.(a)	4,753	376,675
Total		639,366
Commercial Services & Supplies 3.3%
ARC Document Solutions, Inc.(a)	35,369	122,023
Casella Waste Systems, Inc., Class A(a)	22,923	323,443
Deluxe Corp.	2,900	209,293
Heritage-Crystal Clean, Inc.(a)	20,274	277,754
Total		932,513
Electrical Equipment 0.9%
Generac Holdings, Inc.(a)	7,280	271,398
Machinery 2.1%
Mueller Water Products, Inc., Class A	15,460	182,737
Terex Corp.	7,275	228,435
Welbilt, Inc.(a)	9,004	176,749
Total		587,921
Professional Services 0.7%
Wageworks, Inc.(a)	2,623	189,643
Road & Rail 1.1%
Swift Transportation Co.(a)	15,688	322,232
Trading Companies & Distributors 0.8%
H&E Equipment Services, Inc.	9,259	227,031
Total Industrials		3,629,868

2	Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 24.2%
Communications Equipment 0.9%
Acacia Communications, Inc.(a)	2,316	135,764
Finisar Corp.(a)	4,852	132,653
Total		268,417
Electronic Equipment, Instruments & Components 0.9%
Coherent, Inc.(a)	1,245	256,022
Internet Software & Services 5.4%
j2 Global, Inc.	1,631	136,857
Match Group, Inc.(a)	30,258	494,113
Shopify, Inc., Class A(a)	6,300	428,967
Stamps.com, Inc.(a)	1,727	204,390
Wix.com Ltd.(a)	3,855	261,755
Total		1,526,082
IT Services 3.7%
Cardtronics PLC, Class A(a)	3,173	148,338
EPAM Systems, Inc.(a)	2,290	172,941
Euronet Worldwide, Inc.(a)	5,901	504,653
Science Applications International Corp.	1,638	121,867
Square, Inc., Class A(a)	6,581	113,720
Total		1,061,519
Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc.(a)	27,269	396,764
Cirrus Logic, Inc.(a)	3,861	234,324
Entegris, Inc.(a)	6,495	151,983
Xperi Corp.	4,904	166,491
Total		949,562
Software 10.0%
Blackbaud, Inc.	5,616	430,579
BroadSoft, Inc.(a)	12,516	503,143
CyberArk Software Ltd.(a)	7,215	367,027
Everbridge, Inc.(a)	6,734	138,249
Common Stocks (continued)
Issuer	Shares	Value ($)
Fair Isaac Corp.	4,498	580,017
Paycom Software, Inc.(a)	11,166	642,157
Take-Two Interactive Software, Inc.(a)	3,067	181,781
Total		2,842,953
Total Information Technology		6,904,555
Materials 1.2%
Chemicals 0.7%
Ingevity Corp.(a)	1,917	116,649
Intrepid Potash, Inc.(a)	53,330	91,728
Total		208,377
Metals & Mining 0.5%
Pan American Silver Corp.	8,584	150,392
Total Materials		358,769
Real Estate 4.8%
Equity Real Estate Investment Trusts (REITS) 4.8%
Coresite Realty Corp.	5,083	457,724
DuPont Fabros Technology, Inc.	11,254	558,086
STORE Capital Corp.	14,437	344,756
Total		1,360,566
Total Real Estate		1,360,566
Total Common Stocks (Cost $25,318,154)		27,893,265

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	649,139	649,139
Total Money Market Funds (Cost $649,120)		649,139
Total Investments (Cost: $25,967,274)		28,542,404
Other Assets & Liabilities, Net		(2,031)
Net Assets		28,540,373

Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	816,416	4,262,487	(4,429,764)	649,139	6	950	649,139
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
25,967,000	3,332,000	(757,000)	2,575,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
4	Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	5,110,637	248,300	—	—	5,358,937
Consumer Staples	746,301	—	—	—	746,301
Energy	928,926	—	—	—	928,926
Financials	1,650,624	—	—	—	1,650,624
Health Care	6,954,719	—	—	—	6,954,719
Industrials	3,629,868	—	—	—	3,629,868
Information Technology	6,904,555	—	—	—	6,904,555
Materials	358,769	—	—	—	358,769
Real Estate	1,360,566	—	—	—	1,360,566
Total Common Stocks	27,644,965	248,300	—	—	27,893,265
Money Market Funds	—	—	—	649,139	649,139
Total Investments	27,644,965	248,300	—	649,139	28,542,404
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 4.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conn’s Receivables Funding LLC(a)
Series 2016-B Class B
03/15/19	7.340%	1,500,000	1,531,002
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class ER
10/15/28	8.563%	1,000,000	1,013,082
Marlette Funding Trust(a)
Series 2017-1A Class A
03/15/24	2.827%	2,000,000	2,001,447
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/25	3.090%	304,262	304,020
Series 2016-3 Class A
12/26/25	3.050%	518,899	519,443
SoFi Professional Loan Program LLC(a),(c),(d)
Series 2016-A Class RIO
01/25/38	0.000%	1	430,000
Series 2016-A Class RPO
01/25/38	0.000%	1	710,000
SoFi Professional Loan Program LLC(a)
Series 2017-1 Class A
01/26/26	3.280%	375,473	376,542
Total Asset-Backed Securities — Non-Agency (Cost $6,578,869)			6,885,536

Commercial Mortgage-Backed Securities - Non-Agency 3.4%

Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2013-DSNY Class F
09/15/26	4.412%	350,805	350,959
Hilton USA Trust(a),(b)
Series 2016-HHV Class F
11/05/38	4.194%	1,500,000	1,158,711
Hilton USA Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/35	5.519%	500,000	496,776
Invitation Homes Trust(a),(b)
Series 2014-SFR3 Class D
12/17/31	3.913%	500,000	499,999
Series 2015-SFR3 Class F
08/17/32	5.663%	1,000,000	1,018,620
JPMCC Re-REMIC Trust(a),(b)
Series 2016-GG10 Class AMB
08/15/45	5.949%	500,000	504,272
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/32	5.071%	1,000,000	999,397
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $4,990,769)			5,028,734
Common Stocks 0.4%
Issuer	Shares	Value ($)
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Samson Resources(e)	8,275	136,537
Total Energy		136,537
Financials 0.1%
Capital Markets 0.1%
RCS Capital Corp.(e)	5,448	84,444
Diversified Financial Services —%
Fairlane Management Corp.(c),(e),(f)	2,000	—
Total Financials		84,444
Utilities 0.2%
Electric Utilities 0.1%
Vistra Energy Corp	10,180	166,901
Independent Power and Renewable Electricity Producers 0.1%
Templar Energy LLC(e)	24,262	195,613
Total Utilities		362,514
Total Common Stocks (Cost $540,568)		583,495

Corporate Bonds & Notes(g) 43.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.6%
Bombardier, Inc.(a)
12/01/21	8.750%	74,000	81,030
L-3 Communications Corp.
05/28/24	3.950%	406,000	418,248
TransDigm, Inc.
07/15/22	6.000%	201,000	203,633
07/15/24	6.500%	54,000	54,742
05/15/25	6.500%	101,000	101,884
06/15/26	6.375%	18,000	18,011
TransDigm, Inc.(a)
05/15/25	6.500%	49,000	49,429
Total			926,977
Automotive 0.2%
Gates Global LLC/Co.(a)
07/15/22	6.000%	138,000	140,415
IHO Verwaltungs GmbH PIK(a)
09/15/26	4.750%	80,000	78,000
Total			218,415

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 1.4%
Agromercantil Senior Trust(a)
04/10/19	6.250%	108,000	111,510
Ally Financial, Inc.
11/01/31	8.000%	353,000	419,188
Banco de Bogota SA(a)
Subordinated
05/12/26	6.250%	200,000	208,513
Banco Mercantil del Norte SA(a),(b)
Subordinated
10/04/31	5.750%	200,000	195,750
Bank of America Corp.(b)
01/20/28	3.824%	385,000	385,646
Citigroup, Inc.
05/01/26	3.400%	360,000	350,769
Industrial Senior Trust(a)
11/01/22	5.500%	102,000	101,745
Popular, Inc.
07/01/19	7.000%	95,000	99,156
Wells Fargo & Co.
10/23/26	3.000%	270,000	258,512
Total			2,130,789
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
09/15/23	4.625%	194,000	198,753
Building Materials 0.4%
Allegion PLC
09/15/23	5.875%	134,000	143,045
American Builders & Contractors Supply Co., Inc.(a)
04/15/21	5.625%	36,000	36,945
12/15/23	5.750%	26,000	26,975
Beacon Roofing Supply, Inc.
10/01/23	6.375%	116,000	123,540
Cemex SAB de CV(a)
04/16/26	7.750%	200,000	225,000
HD Supply, Inc.(a)
04/15/24	5.750%	46,000	48,383
US Concrete, Inc.(a)
06/01/24	6.375%	48,000	49,680
Total			653,568
Cable and Satellite 2.8%
Altice US Finance I Corp.(a)
05/15/26	5.500%	190,000	195,225
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(a)
04/01/24	5.875%	16,000	16,880
05/01/25	5.375%	180,000	184,725
02/15/26	5.750%	140,000	147,000
05/01/26	5.500%	5,000	5,175
CCO Holdings LLC/Capital Corp.(a),(h)
05/01/27	5.125%	98,000	98,490
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/21	5.125%	97,000	98,455
CSC Holdings LLC(a)
10/15/25	6.625%	188,000	203,980
10/15/25	10.875%	214,000	256,800
04/15/27	5.500%	151,000	153,454
DISH DBS Corp.
11/15/24	5.875%	236,000	247,859
07/01/26	7.750%	224,000	260,400
Quebecor Media, Inc.
01/15/23	5.750%	199,000	207,457
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/25	6.625%	37,000	36,514
Sirius XM Radio, Inc.(a)
04/15/25	5.375%	113,000	115,543
07/15/26	5.375%	19,000	19,428
Sky PLC(a)
11/26/22	3.125%	885,000	880,857
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/25	5.000%	256,000	261,760
Videotron Ltd./Ltee(a),(h)
04/15/27	5.125%	77,000	77,000
Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	338,000	339,690
Ziggo Secured Finance BV(a)
01/15/27	5.500%	265,000	264,973
Total			4,071,665
Chemicals 0.9%
Angus Chemical Co.(a)
02/15/23	8.750%	109,000	112,270
Atotech USA, Inc.(a)
02/01/25	6.250%	95,000	96,187
Axalta Coating Systems LLC(a)
08/15/24	4.875%	85,000	87,125
Chemours Co. (The)
05/15/23	6.625%	137,000	145,220
05/15/25	7.000%	34,000	36,601
Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	83,000	87,358

2	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Group Holdings SA(a)
08/01/24	5.625%	132,000	132,330
Koppers, Inc.(a)
02/15/25	6.000%	26,000	26,845
Mexichem SAB de CV(a)
09/17/44	5.875%	200,000	196,000
Platform Specialty Products Corp.(a)
05/01/21	10.375%	109,000	121,262
02/01/22	6.500%	57,000	59,138
PQ Corp.(a)
11/15/22	6.750%	249,000	264,562
Total			1,364,898
Construction Machinery 0.2%
Ritchie Bros. Auctioneers, Inc.(a)
01/15/25	5.375%	24,000	24,540
United Rentals North America, Inc.
09/15/26	5.875%	214,000	223,095
05/15/27	5.500%	61,000	61,610
Total			309,245
Consumer Cyclical Services 0.7%
APX Group, Inc.
12/01/20	8.750%	177,000	183,195
12/01/22	7.875%	296,000	318,570
Carlson Travel, Inc.(a)
12/15/23	6.750%	54,000	56,160
IHS Markit Ltd.(a)
11/01/22	5.000%	123,000	128,842
02/15/25	4.750%	91,000	93,730
Interval Acquisition Corp.
04/15/23	5.625%	170,000	172,550
Total			953,047
Consumer Products 0.5%
American Greetings Corp.(a)
02/15/25	7.875%	11,000	11,550
Prestige Brands, Inc.(a)
03/01/24	6.375%	92,000	96,600
Scotts Miracle-Gro Co. (The)
10/15/23	6.000%	100,000	106,250
Scotts Miracle-Gro Co. (The)(a)
12/15/26	5.250%	17,000	17,191
Spectrum Brands, Inc.
07/15/25	5.750%	110,000	116,325
Springs Industries, Inc.
06/01/21	6.250%	163,000	166,871
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempur Sealy International, Inc.
10/15/23	5.625%	129,000	129,645
Valvoline, Inc.(a)
07/15/24	5.500%	16,000	16,800
Total			661,232
Diversified Manufacturing 0.3%
Entegris, Inc.(a)
04/01/22	6.000%	82,000	85,588
SPX FLOW, Inc.(a)
08/15/24	5.625%	27,000	27,236
08/15/26	5.875%	99,000	99,866
WESCO Distribution, Inc.
06/15/24	5.375%	84,000	86,100
Zekelman Industries, Inc.(a)
06/15/23	9.875%	82,000	91,635
Total			390,425
Electric 4.3%
AES Corp. (The)
05/15/26	6.000%	69,000	71,415
Appalachian Power Co.
06/01/45	4.450%	321,000	332,560
Calpine Corp.(a)
06/01/26	5.250%	256,000	259,200
CMS Energy Corp.
03/01/24	3.875%	600,000	619,165
02/15/27	2.950%	165,000	156,413
DTE Energy Co.
06/01/24	3.500%	340,000	340,723
10/01/26	2.850%	520,000	486,306
Duke Energy Corp.
10/15/23	3.950%	464,000	485,797
04/15/24	3.750%	700,000	719,981
Dynegy, Inc.
11/01/24	7.625%	32,000	30,560
Emera US Finance LP
06/15/46	4.750%	440,000	444,382
NRG Energy, Inc.
07/15/22	6.250%	56,000	57,260
05/01/24	6.250%	16,000	15,950
NRG Energy, Inc.(a)
01/15/27	6.625%	260,000	259,350
NRG Yield Operating LLC
08/15/24	5.375%	292,000	296,380
NRG Yield Operating LLC(a)
09/15/26	5.000%	28,000	27,230

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas & Electric Co.
02/15/44	4.750%	244,000	267,738
Pattern Energy Group, Inc.(a)
02/01/24	5.875%	172,000	174,150
PPL Capital Funding, Inc.
06/01/23	3.400%	275,000	277,705
03/15/24	3.950%	430,000	442,779
Progress Energy, Inc.
04/01/22	3.150%	382,000	386,072
Southern Co. (The)
07/01/46	4.400%	300,000	286,738
Total			6,437,854
Finance Companies 0.8%
Aircastle Ltd.
02/15/22	5.500%	96,000	102,960
iStar, Inc.
04/01/22	6.000%	61,000	61,915
Navient Corp.
07/26/21	6.625%	162,000	167,670
06/15/22	6.500%	85,000	85,744
10/25/24	5.875%	44,000	41,044
OneMain Financial Holdings LLC(a)
12/15/19	6.750%	65,000	67,763
12/15/21	7.250%	137,000	143,507
Park Aerospace Holdings Ltd.(a)
08/15/22	5.250%	36,000	37,440
02/15/24	5.500%	36,000	37,440
Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	323,000	329,460
Quicken Loans, Inc.(a)
05/01/25	5.750%	159,000	156,217
Total			1,231,160
Food and Beverage 2.7%
Anheuser-Busch InBev Finance, Inc.
02/01/26	3.650%	790,000	798,848
B&G Foods, Inc.(h)
04/01/25	5.250%	52,000	52,455
Chobani LLC/Finance Corp., Inc.(a),(h)
04/15/25	7.500%	74,000	75,757
ConAgra Foods, Inc.
01/25/23	3.200%	483,000	485,044
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/26	5.625%	72,000	72,180
Grupo Bimbo SAB de CV(a)
06/27/44	4.875%	325,000	306,631
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kernel Holding SA(a)
01/31/22	8.750%	200,000	205,675
Kraft Heinz Foods Co.
06/01/46	4.375%	390,000	365,977
Lamb Weston Holdings, Inc.(a)
11/01/24	4.625%	33,000	33,660
11/01/26	4.875%	54,000	55,080
MARB BondCo PLC(a)
03/15/24	7.000%	200,000	198,500
Molson Coors Brewing Co.
07/15/26	3.000%	180,000	171,168
05/01/42	5.000%	306,000	322,801
07/15/46	4.200%	102,000	95,514
Mondelez International, Inc.(a)
10/28/19	1.625%	445,000	437,863
Post Holdings, Inc.(a)
03/01/25	5.500%	28,000	28,140
08/15/26	5.000%	169,000	161,817
03/01/27	5.750%	47,000	46,883
WhiteWave Foods Co. (The)
10/01/22	5.375%	95,000	103,194
Total			4,017,187
Gaming 1.4%
Boyd Gaming Corp.
04/01/26	6.375%	129,000	138,030
Eagle II Acquisition Co. LLC(a)
04/01/25	6.000%	103,000	106,090
GLP Capital LP/Financing II, Inc.
04/15/26	5.375%	71,000	73,307
International Game Technology PLC(a)
02/15/25	6.500%	223,000	237,495
Jack Ohio Finance LLC/1 Corp.(a)
11/15/21	6.750%	100,000	103,500
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/24	5.625%	48,000	50,640
09/01/26	4.500%	45,000	43,650
MGM Resorts International
09/01/26	4.625%	363,000	352,110
Penn National Gaming, Inc.(a)
01/15/27	5.625%	23,000	22,828
Scientific Games International, Inc.(a)
01/01/22	7.000%	271,000	289,292
Scientific Games International, Inc.
12/01/22	10.000%	180,000	191,925
SugarHouse HSP Gaming LP/Finance Corp.(a)
06/01/21	6.375%	200,000	201,500

4	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tunica-Biloxi Gaming Authority(a),(i)
11/15/16	0.000%	923,000	323,050
Total			2,133,417
Health Care 2.2%
Acadia Healthcare Co., Inc.
03/01/24	6.500%	125,000	131,563
Alere, Inc.(a)
07/01/23	6.375%	33,000	33,536
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/25	5.750%	136,000	139,400
CHS/Community Health Systems, Inc.
02/01/22	6.875%	78,000	67,080
03/31/23	6.250%	222,000	225,885
DaVita, Inc.
05/01/25	5.000%	194,000	194,485
Envision Healthcare Corp.(a)
12/01/24	6.250%	77,000	80,850
Express Scripts Holding Co.
07/15/46	4.800%	165,000	158,085
Fresenius Medical Care U.S. Finance II, Inc.(a)
10/15/24	4.750%	132,000	133,980
HCA, Inc.
05/01/23	4.750%	337,000	351,322
02/01/25	5.375%	155,000	161,587
02/15/27	4.500%	236,000	236,000
Hill-Rom Holdings, Inc.(a)
02/15/25	5.000%	49,000	48,939
MEDNAX, Inc.(a)
12/01/23	5.250%	62,000	63,240
MPH Acquisition Holdings LLC(a)
06/01/24	7.125%	139,000	149,772
Quintiles IMS, Inc.(a)
05/15/23	4.875%	102,000	103,403
10/15/26	5.000%	126,000	126,473
Sterigenics-Nordion Holdings LLC(a)
05/15/23	6.500%	131,000	133,947
Team Health Holdings, Inc.(a)
02/01/25	6.375%	65,000	63,213
Teleflex, Inc.
06/01/26	4.875%	28,000	28,140
Tenet Healthcare Corp.(a)
01/01/22	7.500%	272,000	293,760
Tenet Healthcare Corp.
04/01/22	8.125%	17,000	17,744
06/15/23	6.750%	90,000	88,425
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Universal Health Services, Inc.(a)
06/01/26	5.000%	160,000	164,400
Total			3,195,229
Healthcare Insurance 0.4%
Centene Corp.
05/15/22	4.750%	144,000	147,960
01/15/25	4.750%	181,000	182,019
Molina Healthcare, Inc.
11/15/22	5.375%	57,000	59,137
WellCare Health Plans, Inc.
04/01/25	5.250%	116,000	118,703
Total			507,819
Home Construction 0.1%
CalAtlantic Group, Inc.
06/01/26	5.250%	41,000	40,846
Meritage Homes Corp.
04/01/22	7.000%	90,000	100,800
Total			141,646
Independent Energy 3.4%
Anadarko Petroleum Corp.
07/15/44	4.500%	85,000	80,180
Callon Petroleum Co.(a)
10/01/24	6.125%	45,000	46,800
Canadian Natural Resources Ltd.
03/15/38	6.250%	315,000	360,565
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	374,000	374,935
Chesapeake Energy Corp.(a)
01/15/25	8.000%	103,000	103,000
Continental Resources, Inc.
09/15/22	5.000%	205,000	207,050
CrownRock LP/Finance, Inc.(a)
02/15/23	7.750%	279,000	295,740
Diamondback Energy, Inc.(a)
11/01/24	4.750%	25,000	25,148
05/31/25	5.375%	135,000	138,375
Extraction Oil & Gas Holdings LLC/Finance Corp.(a)
07/15/21	7.875%	235,000	247,925
Halcon Resources Corp.(a)
02/15/25	6.750%	88,000	86,416
Kosmos Energy Ltd.(a)
08/01/21	7.875%	200,000	201,500
Laredo Petroleum, Inc.
03/15/23	6.250%	512,000	519,680

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MEG Energy Corp.(a)
01/15/25	6.500%	69,000	69,000
Newfield Exploration Co.
07/01/24	5.625%	117,000	123,289
Noble Energy, Inc.
11/15/43	5.250%	125,000	129,986
Oasis Petroleum, Inc.
01/15/23	6.875%	85,000	86,488
Parsley Energy LLC/Finance Corp.(a)
06/01/24	6.250%	44,000	46,640
01/15/25	5.375%	129,000	130,612
08/15/25	5.250%	98,000	98,980
PDC Energy, Inc.(a)
09/15/24	6.125%	156,000	159,900
RSP Permian, Inc.(a)
01/15/25	5.250%	334,000	336,505
SM Energy Co.
06/01/25	5.625%	32,000	30,624
09/15/26	6.750%	240,000	241,950
Whiting Petroleum Corp.
03/15/21	5.750%	147,000	145,530
04/01/23	6.250%	68,000	67,660
Woodside Finance Ltd.(a)
03/05/25	3.650%	290,000	285,563
WPX Energy, Inc.
01/15/22	6.000%	375,000	381,562
Total			5,021,603
Integrated Energy 0.3%
Cenovus Energy, Inc.
09/15/42	4.450%	93,000	82,357
09/15/43	5.200%	390,000	385,142
Total			467,499
Leisure 0.2%
AMC Entertainment Holdings, Inc.(a)
05/15/27	6.125%	34,000	34,298
Live Nation Entertainment, Inc.(a)
11/01/24	4.875%	75,000	75,000
LTF Merger Sub, Inc.(a)
06/15/23	8.500%	78,000	82,680
Silversea Cruise Finance Ltd.(a)
02/01/25	7.250%	83,000	87,150
Total			279,128
Life Insurance 2.2%
Five Corners Funding Trust(a)
11/15/23	4.419%	1,189,000	1,265,781
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/64	4.875%	224,000	228,058
MetLife, Inc.
09/15/23	4.368%	105,000	113,046
03/01/45	4.050%	495,000	480,007
Peachtree Corners Funding Trust(a)
02/15/25	3.976%	755,000	758,080
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/44	4.900%	340,000	367,736
Total			3,212,708
Lodging 0.3%
Grupo Posadas SAB de CV(a)
06/30/22	7.875%	150,000	155,640
Hilton Domestic Operating Co., Inc.(a)
09/01/24	4.250%	83,000	81,962
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/24	6.125%	35,000	36,750
Playa Resorts Holding BV(a)
08/15/20	8.000%	163,000	171,354
Total			445,706
Media and Entertainment 2.0%
21st Century Fox America, Inc.
09/15/44	4.750%	465,000	469,630
AMC Networks, Inc.
04/01/24	5.000%	113,000	113,000
CBS Radio, Inc.(a)
11/01/24	7.250%	21,000	22,050
Match Group, Inc.
06/01/24	6.375%	117,000	126,579
MDC Partners, Inc.(a)
05/01/24	6.500%	199,000	189,796
Netflix, Inc.
02/15/25	5.875%	279,000	299,925
Netflix, Inc.(a)
11/15/26	4.375%	163,000	160,147
Nielsen Luxembourg SARL(a)
02/01/25	5.000%	135,000	134,494
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	290,000	303,412
Scripps Networks Interactive, Inc.
11/15/24	3.900%	360,000	365,423
06/15/25	3.950%	322,000	327,363
Thomson Reuters Corp.
05/23/43	4.500%	372,000	349,888

6	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
02/15/25	5.125%	130,000	127,888
Total			2,989,595
Metals and Mining 0.9%
Constellium NV(a)
05/15/24	5.750%	152,000	140,600
03/01/25	6.625%	61,000	58,674
First Quantum Minerals Ltd.(a)
04/01/25	7.500%	100,000	100,750
Freeport-McMoRan, Inc.
03/01/22	3.550%	42,000	38,955
03/15/23	3.875%	93,000	85,525
11/14/24	4.550%	198,000	184,388
Grinding Media, Inc./MC Canada, Inc.(a)
12/15/23	7.375%	55,000	57,750
HudBay Minerals, Inc.(a)
01/15/23	7.250%	23,000	24,380
01/15/25	7.625%	68,000	73,780
Novelis Corp.(a)
08/15/24	6.250%	48,000	50,040
09/30/26	5.875%	210,000	214,462
Teck Resources Ltd.(a)
06/01/24	8.500%	34,000	39,228
Teck Resources Ltd.
07/15/41	6.250%	248,000	257,300
Total			1,325,832
Midstream 3.2%
Columbia Pipeline Group, Inc.
06/01/45	5.800%	119,000	138,946
Energy Transfer Equity LP
06/01/27	5.500%	331,000	345,895
Enterprise Products Operating LLC
02/15/45	5.100%	365,000	381,230
Kinder Morgan Energy Partners LP
03/01/43	5.000%	1,000,000	949,198
Plains All American Pipeline LP/Finance Corp.
10/15/23	3.850%	208,000	208,571
06/15/44	4.700%	1,026,000	928,532
Targa Resources Partners LP/Finance Corp.
03/15/24	6.750%	92,000	99,820
Targa Resources Partners LP/Finance Corp.(a)
02/01/27	5.375%	356,000	368,460
Tesoro Logistics LP/Finance Corp.
10/15/22	6.250%	120,000	126,750
05/01/24	6.375%	47,000	50,525
01/15/25	5.250%	167,000	174,515
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
01/15/23	3.700%	48,000	47,160
06/24/24	4.550%	391,000	393,932
Williams Partners LP
09/15/45	5.100%	526,000	521,593
Total			4,735,127
Natural Gas 0.4%
Sempra Energy
12/01/23	4.050%	206,000	214,681
06/15/24	3.550%	350,000	354,443
Total			569,124
Oil Field Services 0.3%
Nabors Industries, Inc.(a)
01/15/23	5.500%	17,000	17,351
Precision Drilling Corp.(a)
12/15/23	7.750%	8,000	8,420
SESI LLC
12/15/21	7.125%	19,000	19,238
Trinidad Drilling Ltd.(a)
02/15/25	6.625%	23,000	22,971
Weatherford International Ltd.
06/15/21	7.750%	82,000	88,355
06/15/23	8.250%	97,000	105,487
08/01/36	6.500%	35,000	33,075
Weatherford International Ltd.(a)
02/15/24	9.875%	101,000	116,907
Total			411,804
Other Industry 0.6%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	839,000	890,411
Other REIT 0.1%
CyrusOne LP/Finance Corp.(a)
03/15/24	5.000%	31,000	31,853
03/15/27	5.375%	140,000	141,400
Total			173,253
Packaging 0.8%
ARD Finance SA PIK(a)
09/15/23	7.125%	67,000	69,010
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/24	7.250%	202,000	216,140
02/15/25	6.000%	107,000	108,204
Berry Plastics Corp.
10/15/22	6.000%	145,000	153,338
07/15/23	5.125%	120,000	123,000

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novolex (a)
01/15/25	6.875%	29,000	29,626
Owens-Brockway Glass Container, Inc.(a)
08/15/23	5.875%	27,000	28,569
08/15/25	6.375%	100,000	106,875
Plastipak Holdings, Inc.(a)
10/01/21	6.500%	94,000	96,350
Reynolds Group Issuer, Inc./LLC(a)
07/15/23	5.125%	120,000	123,300
07/15/24	7.000%	160,000	171,300
Total			1,225,712
Pharmaceuticals 0.8%
Actavis Funding
03/15/45	4.750%	210,000	210,899
Endo Finance LLC/Finco, Inc.(a),(b)
02/01/25	6.000%	78,000	66,495
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/23	6.375%	161,000	167,842
Mallinckrodt International Finance SA/CB LLC(a)
04/15/25	5.500%	56,000	51,520
Valeant Pharmaceuticals International, Inc.(a)
03/15/22	6.500%	30,000	30,863
03/15/24	7.000%	135,000	138,544
04/15/25	6.125%	716,000	551,320
Total			1,217,483
Property & Casualty 1.3%
Alliant Holdings Intermediate LP(a)
08/01/23	8.250%	8,000	8,395
HUB International Ltd.(a)
10/01/21	7.875%	321,000	334,643
Liberty Mutual Group, Inc.(a)
06/15/23	4.250%	885,000	929,440
Loews Corp.
04/01/26	3.750%	585,000	598,919
Total			1,871,397
Railroads 0.2%
CSX Corp.
11/01/46	3.800%	220,000	200,695
Panama Canal Railway Co.(a)
11/01/26	7.000%	140,998	143,466
Total			344,161
Restaurants 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/26	5.250%	151,000	153,643
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.3%
Asbury Automotive Group, Inc.
12/15/24	6.000%	114,000	117,990
Group 1 Automotive, Inc.(a)
12/15/23	5.250%	81,000	81,810
L Brands, Inc.
11/01/35	6.875%	68,000	65,620
Penske Automotive Group, Inc.
12/01/24	5.375%	78,000	78,195
05/15/26	5.500%	17,000	16,660
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	95,000	106,400
Total			466,675
Supermarkets 0.1%
Cencosud SA(a)
02/12/45	6.625%	200,000	204,500
Technology 1.4%
Camelot Finance SA(a)
10/15/24	7.875%	58,000	61,045
Cardtronics, Inc./USA(a),(h)
05/01/25	5.500%	36,000	36,405
Equinix, Inc.
01/15/26	5.875%	258,000	274,448
05/15/27	5.375%	60,000	61,950
First Data Corp.(a)
12/01/23	7.000%	335,000	359,287
01/15/24	5.750%	114,000	117,591
Gartner, Inc.(a)
04/01/25	5.125%	156,000	158,925
Infor US, Inc.(a)
08/15/20	5.750%	23,000	23,913
Informatica LLC(a)
07/15/23	7.125%	52,000	50,570
MSCI, Inc.(a)
08/01/26	4.750%	36,000	36,360
PTC, Inc.
05/15/24	6.000%	128,000	136,320
Qualitytech LP/Finance Corp.
08/01/22	5.875%	236,000	242,195
Solera LLC/Finance, Inc.(a)
03/01/24	10.500%	110,000	125,675
Symantec Corp.(a)
04/15/25	5.000%	169,000	173,298

8	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
VeriSign, Inc.
04/01/25	5.250%		233,000	241,446
Total				2,099,428
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/25	5.250%		82,000	75,850
Concesionaria Mexiquense SA de CV(a)
(linked to Mexican Unidad de Inversion Index)
12/15/35	5.950%	MXN	4,670,078	236,975
ERAC U.S.A. Finance LLC(a)
12/01/26	3.300%		220,000	210,740
Global Ports Finance PLC(a)
09/22/23	6.500%		300,000	310,875
Hertz Corp. (The)(a)
10/15/24	5.500%		131,000	113,806
Total				948,246
Wireless 1.8%
Comcel Trust(a)
02/06/24	6.875%		202,000	209,474
SBA Communications Corp.(a)
09/01/24	4.875%		420,000	414,666
SFR Group SA(a)
05/15/22	6.000%		120,000	124,350
05/15/24	6.250%		214,000	215,338
05/01/26	7.375%		141,000	145,230
Sprint Communications, Inc.(a)
03/01/20	7.000%		60,000	65,400
Sprint Corp.
09/15/23	7.875%		227,000	251,403
02/15/25	7.625%		321,000	350,692
T-Mobile USA, Inc.
01/15/24	6.500%		8,000	8,640
03/01/25	6.375%		265,000	285,537
01/15/26	6.500%		291,000	318,645
Wind Acquisition Finance SA(a)
07/15/20	4.750%		201,000	204,266
04/23/21	7.375%		41,000	42,640
Total				2,636,281
Wirelines 1.9%
AT&T, Inc.
06/15/45	4.350%		900,000	792,163
CenturyLink, Inc.
04/01/24	7.500%		96,000	101,490
04/01/25	5.625%		130,000	123,663
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Frontier Communications Corp.
09/15/22	10.500%		105,000	106,313
09/15/25	11.000%		392,000	381,220
Level 3 Communications, Inc.
12/01/22	5.750%		135,000	139,725
Level 3 Financing, Inc.
01/15/24	5.375%		49,000	49,980
03/15/26	5.250%		103,000	103,515
Telecom Italia SpA(a)
05/30/24	5.303%		123,000	124,230
Verizon Communications, Inc.
11/01/42	3.850%		632,000	527,272
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%		154,000	162,662
05/15/25	6.375%		77,000	83,111
Zayo Group LLC/Capital, Inc.(a)
01/15/27	5.750%		173,000	182,480
Total				2,877,824
Total Corporate Bonds & Notes (Cost $62,662,437)				64,110,466

Foreign Government Obligations(g),(j) 10.0%

Argentina 0.8%
Argentina Republic Government International Bond(a)
01/26/22	5.625%		100,000	102,400
04/22/26	7.500%		150,000	159,600
01/26/27	6.875%		100,000	101,400
07/06/28	6.625%		400,000	392,209
Argentina Republic Government International Bond
12/31/33	8.280%		91,132	95,689
City of Buenos Aires Argentina(a)
06/01/27	7.500%		250,000	258,750
Provincia de Cordoba(a)
06/10/21	7.125%		150,000	155,250
Total				1,265,298
Brazil 1.6%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/28	5.333%		200,000	198,000
Brazil Notas do Tesouro Nacional Series F
01/01/25	10.000%	BRL	3,000,000	983,152
Brazilian Government International Bond
04/07/26	6.000%		300,000	326,100
01/07/41	5.625%		150,000	145,875
Petrobras Global Finance BV
05/23/21	8.375%		200,000	225,250
05/23/26	8.750%		380,000	439,850
Total				2,318,227

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2017 (Unaudited)
Foreign Government Obligations(g),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/25	5.000%		113,000	114,978
Colombia 0.8%
Colombia Government International Bond
06/28/27	9.850%	COP	1,500,000,000	661,518
Ecopetrol SA
09/18/43	7.375%		480,000	514,080
Total				1,175,598
Costa Rica 0.2%
Costa Rica Government International Bond(a)
03/12/45	7.158%		357,000	365,015
Croatia 0.3%
Croatia Government International Bond(a)
01/26/24	6.000%		425,000	470,676
Dominican Republic 0.9%
Banco de Reservas de la Republica Dominicana(a)
Subordinated
02/01/23	7.000%		208,000	211,257
Dominican Republic International Bond(a)
01/08/21	14.000%	DOP	5,392,000	126,333
02/10/23	14.500%	DOP	3,600,000	87,637
04/20/27	8.625%		468,000	552,029
04/30/44	7.450%		281,000	309,100
Total				1,286,356
Ecuador 0.1%
Ecuador Government International Bond(a)
03/24/20	10.500%		200,000	215,000
Egypt 0.2%
Egypt Government International Bond(a)
01/31/27	7.500%		300,000	318,750
El Salvador 0.1%
El Salvador Government International Bond(a)
01/18/27	6.375%		65,000	58,175
06/15/35	7.650%		80,000	74,370
Total				132,545
Hungary 0.5%
Hungary Government Bond
10/27/27	3.000%	HUF	200,000,000	672,418
Foreign Government Obligations(g),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia 0.8%
Indonesia Government International Bond(a)
04/25/22	3.750%		200,000	204,014
01/15/45	5.125%		200,000	211,944
Majapahit Holding BV(a)
06/29/37	7.875%		138,000	176,985
PT Pertamina Persero(a)
05/30/44	6.450%		500,000	564,156
Total				1,157,099
Israel 0.6%
Israel Government Bond
08/31/25	1.750%	ILS	3,000,000	826,087
Ivory Coast 0.2%
Ivory Coast Government International Bond(a),(b)
12/31/32	5.750%		302,820	280,890
Kazakhstan 0.2%
Kazakhstan Government International Bond(a)
07/21/45	6.500%		200,000	236,964
Malaysia 0.1%
Petronas Capital Ltd.(a)
08/12/19	5.250%		75,000	79,913
Mexico 1.1%
Mexican Bonos
06/10/21	6.500%	MXN	50,000	2,637
06/09/22	6.500%	MXN	6,480,000	339,603
06/03/27	7.500%	MXN	1,980,000	108,706
Pemex Finance Ltd.
11/15/18	9.150%		135,625	142,373
Pemex Finance Ltd. (NPFGC)
08/15/17	10.610%		26,875	27,430
Petroleos Mexicanos(a)
09/12/24	7.190%	MXN	260,000	12,283
03/13/27	6.500%		100,000	107,575
Petroleos Mexicanos
01/23/26	4.500%		102,000	97,767
08/04/26	6.875%		200,000	222,000
11/12/26	7.470%	MXN	4,700,000	225,432
06/15/35	6.625%		100,000	103,010
01/23/45	6.375%		200,000	195,357
Total				1,584,173
Namibia 0.1%
Namibia International Bonds(a)
11/03/21	5.500%		200,000	212,130

10	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2017 (Unaudited)
Foreign Government Obligations(g),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/44	6.100%		212,000	226,840
Peru 0.2%
Peruvian Government International Bond(a)
08/12/28	6.350%	PEN	1,050,000	336,063
Russian Federation 0.6%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/22	4.375%		426,000	429,728
Gazprom OAO Via Gaz Capital SA(a)
02/06/28	4.950%		425,000	424,575
Total				854,303
Serbia 0.1%
Serbia International Bond(a)
12/03/18	5.875%		200,000	210,250
Trinidad and Tobago 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/19	9.750%		398,000	420,288
Total Foreign Government Obligations (Cost $14,241,935)				14,759,861

Inflation-Indexed Bonds 2.8%

United States 2.8%
U.S. Treasury Inflation-Indexed Bond
07/15/26	0.125%		1,013,090	988,395
02/15/46	1.000%		3,136,133	3,183,799
Total				4,172,194
Total Inflation-Indexed Bonds (Cost $4,395,751)				4,172,194

Residential Mortgage-Backed Securities - Agency 6.4%

Federal Home Loan Mortgage Corp.
10/01/26	8.000%		37,118	38,792
Federal Home Loan Mortgage Corp.(b),(k)
CMO Series 2957 Class SW
04/15/35	5.088%		1,580,264	227,454
CMO Series 311 Class S1
08/15/43	5.038%		641,401	129,899
CMO Series 318 Class S1
11/15/43	5.038%		4,029,423	812,949
CMO Series 326 Class S2
03/15/44	5.038%		738,999	146,444
CMO Series 3761 Class KS
06/15/40	5.088%		1,906,573	141,312
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4620 Class AS
11/15/42	1.765%	3,404,654	255,387
Federal Home Loan Mortgage Corp.(k)
CMO Series 4120 Class AI
11/15/39	3.500%	3,721,888	495,905
Federal National Mortgage Association(h)
04/19/32	3.000%	1,000,000	1,025,327
Federal National Mortgage Association
05/01/41	4.000%	221,070	230,552
Federal National Mortgage Association(b),(d),(k)
CMO Series 2006-5 Class N1
08/25/34	0.000%	5,243,857	1
Federal National Mortgage Association(b),(k)
CMO Series 2010-135 Class MS
12/25/40	4.968%	1,168,332	169,698
CMO Series 2013-107 Class SB
02/25/43	4.968%	165,779	37,745
CMO Series 2014-93 Class ES
01/25/45	5.168%	720,608	146,318
CMO Series 2016-31 Class H5
06/25/46	5.018%	1,315,080	287,243
CMO Series 2016-31 Class VS
06/25/46	5.018%	1,833,909	306,478
CMO Series 2016-42 Class SB
07/25/46	5.018%	2,770,979	597,888
CMO Series 2017-8 Class SB
02/25/47	5.118%	973,385	168,028
Federal National Mortgage Association(k)
CMO Series 2012-133 Class EI
07/25/31	3.500%	2,194,079	261,151
CMO Series 2012-139 Class IL
04/25/40	3.500%	3,412,209	488,012
CMO Series 2013-1 Class AI
02/25/43	3.500%	2,423,192	477,004
Government National Mortgage Association(h)
04/20/47	3.000%	2,000,000	2,017,500
Government National Mortgage Association(k)
CMO Series 2014-190 Class AI
12/20/38	3.500%	2,123,586	271,650
Government National Mortgage Association(b),(k)
CMO Series 2015-144 Class SA
10/20/45	5.222%	902,125	221,568
CMO Series 2016-108 Class SN
08/20/46	5.102%	978,377	237,349
CMO Series 2016-146 Class NS
10/20/46	5.122%	491,243	116,586

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-91 Class NS
07/20/46	5.102%	973,951	238,274
Total Residential Mortgage-Backed Securities - Agency (Cost $9,309,559)			9,546,514

Residential Mortgage-Backed Securities - Non-Agency 15.3%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/57	4.000%	760,328	760,913
Banc of America Funding Trust(a),(b)
Series 2016-R1 Class M2
03/25/40	3.500%	507,334	480,649
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2016-RN3 Class A1
09/29/31	3.598%	1,124,829	1,125,916
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/32	3.598%	1,262,890	1,259,503
Bayview Opportunity Master Fund IVB Trust(a)
CMO Series 2016-RN4 Class A1
10/28/31	3.475%	976,698	980,359
Bayview Opportunity Master Fund Trust(a)
CMO Series 2016-LT1 Class A1
10/28/31	3.475%	413,909	411,851
BCAP LLC Trust(a)
CMO Series 2012-RR11 Class 9A2
07/26/37	4.000%	1,319,016	1,318,587
CAM Mortgage Trust(a)
CMO Series 2016-2 Class A1
06/15/57	3.250%	2,702,640	2,690,606
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2013-2 Class 1A1
11/25/37	3.163%	667,720	667,963
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/46	3.500%	163,398	163,701
COLT Mortgage Loan Trust(a),(b)
CMO Series 2016-2 Class A2
09/25/46	3.250%	693,647	698,453
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	690,074	687,824
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	197,370	201,953
Series 2008-4R Class 3A4
01/26/38	3.235%	3,247,158	3,139,633
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CTS Corp.(a)
Series 2015-6R Class 3A2
02/27/36	3.750%	762,355	765,580
Deephaven Residential Mortgage Trust(a)
Series 2016-1A Class A1
07/25/46	4.000%	620,961	619,878
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/33	5.500%	325,040	327,631
GCAT (a)
Series 2017-1 Class A2
03/25/47	3.375%	1,250,000	1,248,125
GMAC Mortgage Home Equity Loan Trust
CMO Series 2004-HE5 Class A5 (FGIC)
09/25/34	5.865%	80,898	82,269
PennyMac Mortgage Investment Trust(a),(b)
Series 2017-GT1 Class A
02/25/50	4.750%	2,000,000	2,004,122
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2016-NPL6 Class A1
10/27/31	3.500%	938,940	938,244
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/46	3.750%	724,430	719,757
Vericrest Opportunity Loan Transferee L LLC(a)
CMO Series 2016-NP10 Class A1
09/25/46	3.500%	1,431,323	1,440,281
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $22,625,912)			22,733,798

Senior Loans 7.2%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.4%
Aretec Group, Inc.(b),(l)
1st Lien Term Loan
11/23/20	8.000%	180,780	182,136
2nd Lien Term Loan PIK
05/23/21	2.000%	442,042	419,940
Total			602,076
Cable and Satellite 0.3%
Encompass Digital Media, Inc.(b),(l)
Tranche B 1st Lien Term Loan
06/06/21	5.650%	428,914	405,859

12	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Chemicals 0.9%
ColourOz Investment 1 GmbH(b),(l)
Tranche C 1st Lien Term Loan
09/07/21	4.000%	70,568	70,304
ColourOz Investment 2 GmbH(b),(l)
Tranche B2 1st Lien Term Loan
09/07/21	4.000%	426,881	425,280
HII Holding Corp.(b),(l)
2nd Lien Term Loan
12/21/20	9.750%	500,000	498,750
Kraton Polymers LLC(b),(l)
Term Loan
01/06/22	5.000%	346,635	349,668
Total			1,344,002
Consumer Cyclical Services —%
Creative Artists Agency LLC(b),(f),(l)
Term Loan
12/17/21	5.000%	0	0
Consumer Products 0.1%
Serta Simmons Holdings, LLC(b),(l)
2nd Lien Term Loan
11/08/24	9.038%	131,944	132,383
Diversified Manufacturing 0.1%
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings, LLC(b),(l)
2nd Lien Term Loan
05/06/22	8.290%	100,000	101,000
Electric 0.3%
Astoria Energy LLC(b),(l)
Tranche B Term Loan
12/24/21	5.074%	498,436	502,643
Environmental 0.2%
STI Infrastructure SARL(b),(l)
Term Loan
08/22/20	6.397%	339,230	307,003
Gaming 1.0%
Affinity Gaming(b),(l)
2nd Lien Term Loan
01/31/25	0.000%	1,000,000	1,006,250
Amaya Holdings BV(b),(l)
Tranche B3 1st Lien Term Loan
08/01/21	4.647%	490,016	490,834
Total			1,497,084
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Independent Energy 0.1%
Chesapeake Energy Corp.(b),(l)
Tranche A Term Loan
08/23/21	8.553%	104,420	111,077
Media and Entertainment 0.0%
UFC Holdings LLC(b),(l)
2nd Lien Term Loan
08/18/24	8.500%	9,000	9,158
Oil Field Services 0.7%
Fieldwood Energy LLC(b),(l)
1st Lien Term Loan
09/30/20	8.375%	372,536	320,381
2nd Lien Term Loan
09/30/20	8.375%	627,464	447,068
Term Loan
08/31/20	8.000%	275,952	259,914
Total			1,027,363
Other Industry 0.0%
Hercules Achievement, Inc.(b),(l)
1st Lien Term Loan
12/10/21	5.000%	97,750	98,947
Other REIT 0.7%
Lightstone Holdco LLC(b),(l)
Tranche B Term Loan
01/30/24	5.539%	939,674	944,607
Tranche C Term Loan
01/30/24	5.539%	57,971	58,276
Total			1,002,883
Packaging 1.0%
Exopack Holdings SA(b),(l)
Term Loan
05/08/19	4.647%	493,852	493,027
ProAmpac PG Borrower LLC(b),(l)
1st Lien Term Loan
11/20/23	5.057%	1,000,000	1,007,000
Total			1,500,027
Retailers 0.3%
Academy Ltd.(b),(l)
Term Loan
07/01/22	5.055%	568,425	418,361

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Sports Authority, Inc. (The)(b),(i),(l)
Tranche B Term Loan
11/16/17	0.000%	645,664	38,540
Total			456,901
Technology 1.1%
Ancestry.com Operations, Inc.(b),(l)
2nd Lien Term Loan
10/19/24	9.270%	30,377	31,098
Genesys Telecom(b),(h),(l)
Term Loan
12/01/23	5.025%	30,000	30,194
Kronos, Inc.(b),(l)
2nd Lien Term Loan
11/01/24	9.284%	44,000	45,348
Uber Technologies, Inc.(b),(l)
Term Loan
07/13/23	5.000%	1,500,000	1,492,125
Total			1,598,765
Total Senior Loans (Cost $11,371,440)			10,697,171

U.S. Treasury Obligations 1.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/31/17	0.625%	2,500,000	2,497,460
Total U.S. Treasury Obligations (Cost $2,500,003)			2,497,460

Money Market Funds 5.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(m),(n)	8,302,087	8,302,087
Total Money Market Funds (Cost $8,301,933)		8,302,087
Total Investments (Cost: $147,519,176)		149,317,316
Other Assets & Liabilities, Net		(962,158)
Net Assets		148,355,158

At March 31, 2017, securities and/or cash totaling $1,164,979 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at March 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	4/7/2017	201,000,000 HUF	691,030 USD	—	(3,844)
Barclays	4/7/2017	12,930,000 MXN	631,478 USD	—	(58,825)
Barclays	4/7/2017	299,620 USD	6,000,000 MXN	20,707	—
BNP Paribas	4/7/2017	3,000,000 ILS	801,170 USD	—	(27,064)
BNP Paribas	4/7/2017	75,000,000 JPY	656,806 USD	—	(16,949)
BNP Paribas	4/7/2017	675,824 USD	75,000,000 JPY	—	(2,069)
BNP Paribas	5/5/2017	1,390,000 EUR	1,474,276 USD	—	(10,652)
BNP Paribas	5/5/2017	1,466,841 USD	37,300,000 CZK	14,066	—
Credit Suisse	4/7/2017	73,000 EUR	77,526 USD	—	(361)
HSBC	4/7/2017	1,841,896,000 COP	635,882 USD	—	(4,516)
HSBC	4/12/2017	1,800,000,000 KRW	1,568,040 USD	—	(41,968)
HSBC	4/12/2017	824,541 USD	930,000,000 KRW	7,296	—
HSBC	4/12/2017	781,355 USD	870,000,000 KRW	—	(3,185)
Standard Chartered	4/7/2017	2,745,000 BRL	886,370 USD	10,138	—
UBS	4/12/2017	810,000,000 KRW	705,575 USD	—	(18,929)
UBS	4/12/2017	727,469 USD	810,000,000 KRW	—	(2,965)
Total				52,207	(191,327)
14	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 2-Year Note	60	USD	12,987,188	06/2017	11,253	—
U.S. Treasury 5-Year Note	285	USD	33,552,070	06/2017	44,387	—
Total			46,539,258		55,640	—

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Euro-BTP	(32)	EUR	(4,461,442)	06/2017	—	(22,005)
Euro-Buxl 30-Year	(13)	EUR	(2,337,657)	06/2017	44,065	—
Euro-Schatz	(151)	EUR	(18,081,185)	06/2017	—	(3,985)
U.S. Treasury 10-Year Note	(73)	USD	(9,093,063)	06/2017	—	(21,542)
U.S. Ultra Bond	(31)	USD	(4,979,375)	06/2017	—	(16,607)
Total			(38,952,722)		44,065	(64,139)
Open options contracts written at March 31, 2017
Issuer	Puts/Calls	Trading currency	Number of contracts	Exercise price	Premium received ($)	Expiration date	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	PUT	USD	(9,000,000)	2.55	(77,400)	05/2017	(36,242)

Cleared interest rate swaps contracts outstanding at March 31, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Fixed rate of 1.261%	3-Month USD LIBOR-BBA	10/21/2021	USD	7,500,000	—	(221,713)
Morgan Stanley	Fixed rate of 1.377%	3-Month USD LIBOR-BBA	11/1/2021	USD	7,500,000	—	(180,845)
Morgan Stanley	Fixed rate of 1.335%	3-Month USD LIBOR-BBA	11/9/2021	USD	7,000,000	—	(186,737)
Morgan Stanley	Fixed rate of 1.728%	3-Month USD LIBOR-BBA	11/17/2021	USD	7,400,000	—	(59,702)
Morgan Stanley	Fixed Rate of 6.361%	28-Day MXN TIIE-Banxico	10/24/2025	MXN	17,000,000	—	(60,311)
Morgan Stanley	Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	1/21/2026	MXN	8,000,000	—	(40,194)
Morgan Stanley	Fixed rate of 5.960%	28-Day MXN TIIE-Banxico	2/2/2026	MXN	20,000,000	—	(103,291)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.783%	2/4/2026	USD	900,000	40,780	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.980%	10/21/2046	USD	1,486,880	218,766	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.113%	11/1/2046	USD	1,517,910	179,335	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.086%	11/9/2046	USD	1,413,376	175,986	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.431%	11/17/2046	USD	1,700,000	83,797	—
Total						698,664	(852,793)
Credit default swap contracts outstanding at March 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 27	6/20/2022	1.000	USD	650,000	34,725	(217)	34,607	—	—	(99)
Barclays	People’s Republic of China	12/20/2021	1.000	USD	1,350,000	(8,475)	(450)	4,186	—	—	(13,111)
Total								38,793	—	—	(13,210)
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2017 (Unaudited)
Cleared credit default swap contracts outstanding at March 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	5,300,000	—	(55,569)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	6/20/2022	5.000	EUR	2,000,000	—	(5,664)
Total						—	(61,233)
Credit default swap contracts outstanding at March 31, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	250,000	(31,643)	146	—	(31,762)	265	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.724	USD	500,000	(45,903)	292	—	(45,411)	—	(200)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	250,000	(31,643)	146	—	(30,204)	—	(1,293)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	250,000	(31,643)	146	—	(26,246)	—	(5,251)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	250,000	(31,643)	146	—	(22,381)	—	(9,116)
JPMorgan	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	250,000	(31,643)	146	—	(24,475)	—	(7,022)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	100,000	(12,656)	58	—	(9,771)	—	(2,827)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	550,000	(69,615)	321	—	(33,392)	—	(35,902)
Total									—	(223,642)	265	(61,611)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $70,567,683 or 47.57% of net assets.
(b)	Variable rate security.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2017, the value of these securities amounted to $1,140,000, which represents 0.77% of net assets.
(d)	Zero coupon bond.
(e)	Non-income producing investment.
(f)	Negligible market value.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Represents a security purchased on a when-issued or delayed delivery basis.
(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2017, the value of these securities amounted to $361,590 which represents 0.24% of net assets.
(j)	Principal and interest may not be guaranteed by the government.
16	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(m)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	9,664,515	15,040,828	(16,403,256)	8,302,087	(380)	16,713	8,302,087
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Corporation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment In Kind
Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Republic Peso
EUR	Euro
HUF	Hungarian Forint
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian New Sol
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
147,519,000	5,028,000	(3,230,000)	1,798,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	5,745,536	1,140,000	—	6,885,536
Commercial Mortgage-Backed Securities - Non-Agency	—	5,028,734	—	—	5,028,734
Common Stocks
Energy	—	136,537	—	—	136,537
Financials	—	—	84,444	—	84,444
Utilities	166,901	195,613	—	—	362,514
Total Common Stocks	166,901	332,150	84,444	—	583,495
Corporate Bonds & Notes	—	64,110,466	—	—	64,110,466
Foreign Government Obligations	—	14,759,861	—	—	14,759,861
Inflation-Indexed Bonds	—	4,172,194	—	—	4,172,194
Residential Mortgage-Backed Securities - Agency	—	9,546,514	—	—	9,546,514
Residential Mortgage-Backed Securities - Non-Agency	—	16,975,819	5,757,979	—	22,733,798
Senior Loans	—	10,097,421	599,750	—	10,697,171
U.S. Treasury Obligations	2,497,460	—	—	—	2,497,460
Money Market Funds	—	—	—	8,302,087	8,302,087
Total Investments	2,664,361	130,768,695	7,582,173	8,302,087	149,317,316
Derivatives
18	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	52,207	—	—	52,207
Futures Contracts	99,705	—	—	—	99,705
Swap Contracts	—	698,929	—	—	698,929
Liability
Forward Foreign Currency Exchange Contracts	—	(191,327)	—	—	(191,327)
Futures Contracts	(64,139)	—	—	—	(64,139)
Options Contracts Written	—	(36,242)	—	—	(36,242)
Swap Contracts	—	(988,847)	—	—	(988,847)
Total	2,699,927	130,303,415	7,582,173	8,302,087	148,887,602
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 03/31/2017 ($)
Asset-Backed Securities — Non-Agency	711,874	—	—	7,626	420,500	—	—	—	1,140,000
Common Stocks	78,996	—	—	5,448	—	—	—	—	84,444
Foreign Government Obligations	128,504	—	—	—	—	—	—	(128,504)	—
Residential Mortgage-Backed Securities — Non-Agency	2,371,286	161	224	10,925	4,549,058	(66,970)	—	(1,106,705)	5,757,979
Senior Loans	1,152,736	—	1,477	(369)	—	(147,729)	—	(406,365)	599,750
Total	4,443,396	161	1,701	23,630	4,969,558	(214,699)	—	(1,641,574)	7,582,173
(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2017 was $23,874, which is comprised of Asset-Backed Securities — Non-Agency of $7,626, Common Stocks of $5,448, Residential Mortgage-Backed Securities — Non-Agency of $10,925 and Senior Loans of $(125).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans, foreign government obligations, and residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2017	19

Portfolio of Investments
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.6%
Issuer	Shares	Value ($)
Consumer Discretionary 10.6%
Auto Components 2.5%
Cooper Tire & Rubber Co.	86,884	3,853,305
Gentherm, Inc.(a)	52,629	2,065,688
Modine Manufacturing Co.(a)	139,088	1,696,874
Visteon Corp.(a)	18,340	1,796,403
Total		9,412,270
Automobiles 0.4%
Winnebago Industries, Inc.	54,959	1,607,551
Hotels, Restaurants & Leisure 0.2%
Marcus Corp. (The)	23,570	756,597
Household Durables 2.3%
Cavco Industries, Inc.(a)	16,007	1,863,215
Ethan Allen Interiors, Inc.	61,380	1,881,297
Hooker Furniture Corp.	37,643	1,168,815
Lifetime Brands, Inc.	75,747	1,522,515
UCP, Inc., Class A(a)	212,209	2,153,921
Total		8,589,763
Leisure Products 0.9%
Johnson Outdoors, Inc., Class A	33,572	1,225,378
Malibu Boats, Inc., Class A(a)	88,402	1,984,625
Total		3,210,003
Media 1.2%
AMC Entertainment Holdings, Inc., Class A	97,237	3,058,103
Lions Gate Entertainment Corp.	46,137	1,225,399
Lions Gate Entertainment Corp., Class B(a)	17,497	426,577
Total		4,710,079
Specialty Retail 1.4%
Aaron’s, Inc.	84,578	2,515,350
DSW, Inc., Class A	64,850	1,341,098
Sally Beauty Holdings, Inc.(a)	70,610	1,443,268
Total		5,299,716
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.7%
Deckers Outdoor Corp.(a)	33,947	2,027,654
Oxford Industries, Inc.	21,025	1,203,892
Skechers U.S.A., Inc., Class A(a)	70,980	1,948,401
Steven Madden Ltd.(a)	35,048	1,351,100
Total		6,531,047
Total Consumer Discretionary		40,117,026
Consumer Staples 2.2%
Food & Staples Retailing 0.6%
Andersons, Inc. (The)	59,133	2,241,141
Food Products 1.2%
Fresh Del Monte Produce, Inc.	47,316	2,802,527
Sanderson Farms, Inc.	16,090	1,670,785
Total		4,473,312
Personal Products 0.4%
Inter Parfums, Inc.	46,922	1,714,999
Total Consumer Staples		8,429,452
Energy 7.8%
Energy Equipment & Services 2.2%
Aspen Aerogels, Inc.(a)	316,459	1,313,305
C&J Energy Services, Inc.(a)	75,196	2,560,424
CARBO Ceramics, Inc.(a)	93,812	1,223,308
Dawson Geophysical Co.(a)	132,810	738,424
Geospace Technologies Corp.(a)	51,777	840,341
Natural Gas Services Group, Inc.(a)	52,490	1,367,364
Total		8,043,166
Oil, Gas & Consumable Fuels 5.6%
Alon USA Energy, Inc.	130,718	1,593,452
Callon Petroleum Co.(a)	195,828	2,577,096
Carrizo Oil & Gas, Inc.(a)	61,480	1,762,017
Cobalt International Energy, Inc.(a)	1,960,096	1,045,515
Contango Oil & Gas Co.(a)	186,956	1,368,518
CVR Energy, Inc.	65,990	1,325,079
Earthstone Energy, Inc.(a)	93,985	1,199,249
Eclipse Resources Corp.(a)	575,693	1,462,260
Jagged Peak Energy, Inc.(a)	108,944	1,420,630
Jones Energy, Inc., Class A(a)	468,425	1,194,484
Peabody Energy Corp.(a)	1	1

Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sanchez Energy Corp.(a)	132,840	1,267,294
SM Energy Co.	123,317	2,962,074
SRC Energy, Inc.(a)	237,579	2,005,167
Total		21,182,836
Total Energy		29,226,002
Financials 32.5%
Banks 16.8%
BancFirst Corp.	27,926	2,510,547
BankUnited, Inc.	82,353	3,072,590
Banner Corp.	58,600	3,260,504
Boston Private Financial Holdings, Inc.	192,316	3,153,982
Bridge Bancorp, Inc.	48,601	1,701,035
Brookline Bancorp, Inc.	161,631	2,529,525
Capital City Bank Group, Inc.	93,335	1,996,436
Centerstate Banks, Inc.	127,203	3,294,558
Columbia Banking System, Inc.	76,229	2,972,169
Community Trust Bancorp, Inc.	40,027	1,831,235
FCB Financial Holdings, Inc., Class A(a)	67,709	3,354,981
First Citizens BancShares Inc., Class A	8,062	2,703,753
First Financial Corp.	41,359	1,964,552
First NBC Bank Holding Co.(a)	359,927	1,439,708
First of Long Island Corp. (The)	69,350	1,875,918
Heritage Financial Corp.	43,896	1,086,426
Investors Bancorp, Inc.	211,073	3,035,230
National Bank Holdings Corp., Class A	68,725	2,233,562
Northrim BanCorp, Inc.	95,952	2,883,358
Sierra Bancorp	38,071	1,044,288
Synovus Financial Corp.	35,831	1,469,788
Towne Bank	111,966	3,627,698
UMB Financial Corp.	57,500	4,330,325
Union Bankshares Corp.	67,550	2,376,409
Webster Financial Corp.	69,220	3,463,769
Total		63,212,346
Capital Markets 1.8%
GAIN Capital Holdings, Inc.	263,912	2,198,387
INTL FCStone, Inc.(a)	75,005	2,847,190
Moelis & Co., ADR, Class A	46,954	1,807,729
Total		6,853,306
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.0%
Enova International, Inc.(a)	65,811	977,293
FirstCash, Inc.	54,774	2,692,142
Total		3,669,435
Diversified Financial Services 0.4%
Pico Holdings, Inc.(a)	97,456	1,364,384
Insurance 6.7%
American Equity Investment Life Holding Co.	165,150	3,902,494
Baldwin & Lyons, Inc., Class B	58,486	1,429,983
EMC Insurance Group, Inc.	55,502	1,557,386
Employers Holdings, Inc.	69,065	2,621,017
FBL Financial Group, Inc., Class A	39,329	2,574,083
Global Indemnity Ltd(a)	34,609	1,332,100
Heritage Insurance Holdings, Inc.	148,941	1,901,977
Horace Mann Educators Corp.	45,811	1,880,542
National Western Life Group, Inc., Class A	10,806	3,286,753
Navigators Group, Inc. (The)	47,460	2,577,078
United Fire Group, Inc.	50,330	2,152,614
Total		25,216,027
Mortgage Real Estate Investment Trusts (REITS) 0.9%
Altisource Residential Corp.	165,367	2,521,847
Resource Capital Corp.	104,067	1,016,734
Total		3,538,581
Thrifts & Mortgage Finance 4.9%
HomeStreet, Inc.(a)	89,600	2,504,320
MGIC Investment Corp.(a)	384,360	3,893,567
Provident Financial Holdings, Inc.	53,550	998,708
Radian Group, Inc.	227,600	4,087,696
Washington Federal, Inc.	90,235	2,986,778
Western New England Bancorp, Inc.	205,313	2,155,787
WSFS Financial Corp.	43,955	2,019,732
Total		18,646,588
Total Financials		122,500,667

2	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 10.1%
Biotechnology 4.7%
ACADIA Pharmaceuticals, Inc.(a)	51,517	1,771,154
bluebird bio, Inc.(a)	27,160	2,468,844
Coherus Biosciences, Inc.(a)	65,073	1,376,294
Dynavax Technologies Corp.(a)	208,096	1,238,171
Eagle Pharmaceuticals, Inc.(a)	22,126	1,835,130
Exelixis, Inc.(a)	33,821	732,901
Juno Therapeutics, Inc.(a)	71,199	1,579,906
Keryx Biopharmaceuticals, Inc.(a)	185,430	1,142,249
Novavax, Inc.(a)	566,752	725,443
OncoMed Pharmaceuticals, Inc.(a)	110,439	1,017,143
Puma Biotechnology, Inc.(a)	58,543	2,177,800
Spark Therapeutics, Inc.(a)	31,240	1,666,342
Total		17,731,377
Health Care Equipment & Supplies 1.5%
Alere, Inc.(a)	70,180	2,788,251
Quotient Ltd.(a)	131,731	920,800
Sientra, Inc.(a)	211,894	1,784,147
Total		5,493,198
Life Sciences Tools & Services 0.3%
PAREXEL International Corp.(a)	19,100	1,205,401
Pharmaceuticals 3.6%
Aerie Pharmaceuticals, Inc.(a)	32,580	1,477,503
Akorn, Inc.(a)	74,977	1,805,446
BioDelivery Sciences International, Inc.(a)	760,830	1,445,577
Flex Pharma, Inc.(a)	27,513	121,057
Impax Laboratories, Inc.(a)	313,220	3,962,233
Lannett Co., Inc.(a)	52,320	1,169,352
Pacira Pharmaceuticals, Inc.(a)	35,152	1,602,931
Supernus Pharmaceuticals, Inc.(a)	59,745	1,870,019
Total		13,454,118
Total Health Care		37,884,094
Industrials 12.3%
Building Products 1.1%
Simpson Manufacturing Co., Inc.	51,011	2,198,064
Universal Forest Products, Inc.	18,815	1,854,030
Total		4,052,094
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.7%
Unifirst Corp.	18,233	2,579,058
Construction & Engineering 0.4%
Northwest Pipe Co.(a)	105,146	1,651,844
Electrical Equipment 1.1%
Encore Wire Corp.	51,659	2,376,314
General Cable Corp.	90,010	1,615,679
Total		3,991,993
Industrial Conglomerates 0.4%
Raven Industries, Inc.	56,890	1,652,654
Machinery 6.4%
Albany International Corp., Class A	50,715	2,335,426
Altra Industrial Motion Corp.	55,857	2,175,630
DMC Global Inc	115,014	1,426,174
EnPro Industries, Inc.	28,806	2,049,835
Gorman-Rupp Co.	48,706	1,529,368
Hardinge, Inc.	43,532	489,300
Kadant, Inc.	23,077	1,369,620
LB Foster Co., Class A	117,611	1,470,137
Lydall, Inc.(a)	41,178	2,207,141
Mueller Industries, Inc.	76,719	2,626,091
Standex International Corp.	25,540	2,557,831
Titan International, Inc.	143,114	1,479,799
Wabash National Corp.	115,720	2,394,247
Total		24,110,599
Professional Services 0.4%
TrueBlue, Inc.(a)	59,433	1,625,492
Road & Rail 0.7%
Heartland Express, Inc.	45,230	906,861
Werner Enterprises, Inc.	58,478	1,532,124
Total		2,438,985
Trading Companies & Distributors 1.1%
CAI International, Inc.(a)	88,501	1,393,006
Houston Wire & Cable Co.	174,205	1,175,884
Textainer Group Holdings Ltd.	104,917	1,605,230
Total		4,174,120
Total Industrials		46,276,839

Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 8.9%
Communications Equipment 0.4%
Digi International, Inc.(a)	114,590	1,363,621
Electronic Equipment, Instruments & Components 2.2%
AVX Corp.	126,826	2,077,410
Benchmark Electronics, Inc.(a)	81,870	2,603,466
MTS Systems Corp.	26,979	1,485,194
OSI Systems, Inc.(a)	31,320	2,286,047
Total		8,452,117
Internet Software & Services 0.9%
Criteo SA, ADR(a)	11,830	591,382
WebMD Health Corp.(a)	55,620	2,930,061
Total		3,521,443
IT Services 1.1%
Mantech International Corp., Class A	60,935	2,110,179
TeleTech Holdings, Inc.	64,530	1,910,088
Total		4,020,267
Semiconductors & Semiconductor Equipment 3.2%
Entegris, Inc.(a)	124,450	2,912,130
IXYS Corp.	124,441	1,810,617
MACOM Technology Solutions Holdings, Inc.(a)	66,293	3,201,952
Silicon Laboratories, Inc.(a)	18,858	1,387,006
Synaptics, Inc.(a)	53,570	2,652,250
Total		11,963,955
Software 0.7%
MicroStrategy, Inc., Class A(a)	7,580	1,423,524
Silver Spring Networks, Inc.(a)	122,488	1,382,890
Total		2,806,414
Technology Hardware, Storage & Peripherals 0.4%
Stratasys Ltd.(a)	73,674	1,509,580
Total Information Technology		33,637,397
Materials 6.2%
Chemicals 2.0%
Flotek Industries, Inc.(a)	121,770	1,557,438
Olin Corp.	97,740	3,212,714
Tronox Ltd., Class A	153,071	2,824,160
Total		7,594,312
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.5%
Greif, Inc., Class A	29,915	1,648,017
Metals & Mining 2.9%
Allegheny Technologies, Inc.	108,614	1,950,707
Commercial Metals Co.	125,270	2,396,415
Ferroglobe PLC	227,153	2,346,491
Olympic Steel, Inc.	23,873	443,083
TimkenSteel Corp.(a)	94,580	1,788,508
Universal Stainless & Alloy Products, Inc.(a)	123,847	2,105,399
Total		11,030,603
Paper & Forest Products 0.8%
Louisiana-Pacific Corp.(a)	123,680	3,069,738
Total Materials		23,342,670
Real Estate 5.8%
Equity Real Estate Investment Trusts (REITS) 5.8%
Chesapeake Lodging Trust	144,974	3,473,577
CoreCivic, Inc.	37,660	1,183,277
EastGroup Properties, Inc.	23,669	1,740,382
GEO Group, Inc. (The)	39,320	1,823,268
Getty Realty Corp.	68,225	1,724,046
National Health Investors, Inc.	17,567	1,275,891
Pebblebrook Hotel Trust	111,910	3,268,891
Potlatch Corp.	51,181	2,338,972
Sunstone Hotel Investors, Inc.	326,182	5,000,370
Total		21,828,674
Total Real Estate		21,828,674
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.3%
magicJack VocalTec Ltd.(a)	111,916	956,882
Wireless Telecommunication Services 0.6%
Shenandoah Telecommunications Co.	85,504	2,398,387
Total Telecommunication Services		3,355,269
Utilities 1.3%
Gas Utilities 1.1%
Chesapeake Utilities Corp.	8,738	604,670
Northwest Natural Gas Co.	16,649	983,956
Southwest Gas Corp.	29,621	2,455,877
Total		4,044,503

4	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.2%
Consolidated Water Co., Ltd.	76,040	885,866
Total Utilities		4,930,369
Total Common Stocks (Cost $314,847,077)		371,528,459

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	4,126,967	4,126,967
Total Money Market Funds (Cost $4,126,771)		4,126,967
Total Investments (Cost: $318,973,848)		375,655,426
Other Assets & Liabilities, Net		1,259,391
Net Assets		376,914,817
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	3,373,438	24,926,054	(24,172,525)	4,126,967	120	5,146	4,126,967
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
318,974,000	77,002,000	(20,321,000)	56,681,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	40,117,026	—	—	—	40,117,026
Consumer Staples	8,429,452	—	—	—	8,429,452
Energy	29,226,002	—	—	—	29,226,002
Financials	122,500,667	—	—	—	122,500,667
Health Care	37,884,094	—	—	—	37,884,094
Industrials	46,276,839	—	—	—	46,276,839
Information Technology	33,637,397	—	—	—	33,637,397
Materials	23,342,670	—	—	—	23,342,670
Real Estate	21,828,674	—	—	—	21,828,674
Telecommunication Services	3,355,269	—	—	—	3,355,269
Utilities	4,930,369	—	—	—	4,930,369
Total Common Stocks	371,528,459	—	—	—	371,528,459
Money Market Funds	—	—	—	4,126,967	4,126,967
Total Investments	371,528,459	—	—	4,126,967	375,655,426
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
6	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.0%
Issuer	Shares	Value ($)
Consumer Discretionary 13.0%
Hotels, Restaurants & Leisure 3.0%
Marriott International, Inc., Class A	166,582	15,688,693
McDonald’s Corp.	229,085	29,691,707
Royal Caribbean Cruises Ltd.	112,285	11,016,281
Starbucks Corp.	250,960	14,653,554
Total		71,050,235
Household Durables 0.4%
Newell Brands, Inc.	201,580	9,508,529
Internet & Direct Marketing Retail 1.1%
Expedia, Inc.	137,449	17,341,940
Liberty Interactive Corp., Class A(a)	446,855	8,946,037
Total		26,287,977
Media 4.1%
Comcast Corp., Class A	1,800,358	67,675,457
Walt Disney Co. (The)	259,350	29,407,697
Total		97,083,154
Specialty Retail 2.6%
Lowe’s Companies, Inc.	633,375	52,069,759
Michaels Companies, Inc. (The)(a)	450,084	10,077,381
Total		62,147,140
Textiles, Apparel & Luxury Goods 1.8%
Coach, Inc.	560,210	23,153,479
PVH Corp.	203,957	21,103,431
Total		44,256,910
Total Consumer Discretionary		310,333,945
Consumer Staples 8.2%
Beverages 1.6%
PepsiCo, Inc.	344,598	38,546,732
Food & Staples Retailing 2.7%
CVS Health Corp.	333,396	26,171,586
Kroger Co. (The)	733,710	21,637,108
Walgreens Boots Alliance, Inc.	193,049	16,032,720
Total		63,841,414
Food Products 0.6%
Kellogg Co.	213,330	15,489,891
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 3.3%
Philip Morris International, Inc.	690,290	77,933,741
Total Consumer Staples		195,811,778
Energy 7.0%
Energy Equipment & Services 0.9%
Schlumberger Ltd.	278,475	21,748,897
Oil, Gas & Consumable Fuels 6.1%
Canadian Natural Resources Ltd.	709,030	23,249,094
Chevron Corp.	310,647	33,354,168
ConocoPhillips	564,220	28,137,652
EQT Corp.	103,810	6,342,791
Exxon Mobil Corp.	462,530	37,932,085
Noble Energy, Inc.	448,909	15,415,535
Total		144,431,325
Total Energy		166,180,222
Financials 16.5%
Banks 8.1%
Citigroup, Inc.	1,160,647	69,429,904
JPMorgan Chase & Co.	813,713	71,476,550
Wells Fargo & Co.	918,558	51,126,938
Total		192,033,392
Capital Markets 4.2%
Bank of New York Mellon Corp. (The)	971,263	45,872,752
BlackRock, Inc.	15,326	5,877,674
Invesco Ltd.	172,899	5,295,896
Morgan Stanley	827,210	35,437,676
S&P Global, Inc.	68,235	8,921,044
Total		101,405,042
Diversified Financial Services 3.1%
Berkshire Hathaway, Inc., Class B(a)	437,241	72,879,330
Insurance 1.1%
Aon PLC	220,002	26,112,037
Total Financials		392,429,801

Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.6%
Biotechnology 3.0%
Alexion Pharmaceuticals, Inc.(a)	123,150	14,930,706
Biogen, Inc.(a)	70,435	19,258,338
Celgene Corp.(a)	225,594	28,070,661
Vertex Pharmaceuticals, Inc.(a)	90,848	9,934,229
Total		72,193,934
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	556,720	24,723,935
Medtronic PLC	225,268	18,147,590
Zimmer Biomet Holdings, Inc.	164,955	20,142,655
Total		63,014,180
Health Care Providers & Services 3.1%
Anthem, Inc.	176,055	29,115,976
Cardinal Health, Inc.	160,630	13,099,377
CIGNA Corp.	216,525	31,718,747
Total		73,934,100
Pharmaceuticals 5.8%
Allergan PLC	124,115	29,653,556
Bristol-Myers Squibb Co.	339,795	18,478,052
Johnson & Johnson	388,368	48,371,234
Pfizer, Inc.	1,191,955	40,776,781
Total		137,279,623
Total Health Care		346,421,837
Industrials 9.0%
Air Freight & Logistics 2.2%
FedEx Corp.	272,168	53,113,585
Building Products 0.5%
Johnson Controls International PLC	300,751	12,667,632
Commercial Services & Supplies 0.3%
Stericycle, Inc.(a)	97,175	8,054,836
Electrical Equipment 0.6%
Eaton Corp. PLC	177,326	13,148,723
Industrial Conglomerates 4.4%
General Electric Co.	1,635,762	48,745,708
Honeywell International, Inc.	437,220	54,595,661
Total		103,341,369
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.0%
Nielsen Holdings PLC	553,650	22,871,281
Total Industrials		213,197,426
Information Technology 23.2%
Communications Equipment 0.3%
Palo Alto Networks, Inc.(a)	62,705	7,065,599
Internet Software & Services 8.1%
Akamai Technologies, Inc.(a)	265,000	15,820,500
Alphabet, Inc., Class A(a)	37,516	31,806,065
Alphabet, Inc., Class C(a)	86,573	71,817,498
Facebook, Inc., Class A(a)	508,705	72,261,545
Total		191,705,608
IT Services 2.8%
Fidelity National Information Services, Inc.	312,960	24,917,875
MasterCard, Inc., Class A	347,934	39,132,137
Total System Services, Inc.	44,955	2,403,295
Total		66,453,307
Semiconductors & Semiconductor Equipment 2.0%
Broadcom Ltd.	215,801	47,251,787
Software 5.2%
Activision Blizzard, Inc.	608,040	30,316,874
Electronic Arts, Inc.(a)	266,718	23,876,595
Microsoft Corp.	1,067,482	70,304,365
Total		124,497,834
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	799,469	114,851,717
Total Information Technology		551,825,852
Materials 1.5%
Chemicals 1.5%
Sherwin-Williams Co. (The)	111,768	34,669,316
Total Materials		34,669,316
Real Estate 1.6%
Equity Real Estate Investment Trusts (REITS) 1.6%
American Tower Corp.	317,824	38,628,329
Total Real Estate		38,628,329

2	Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 2.7%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	969,540	40,284,387
Verizon Communications, Inc.	494,411	24,102,536
Total		64,386,923
Total Telecommunication Services		64,386,923
Utilities 1.7%
Electric Utilities 1.7%
Edison International	211,288	16,820,638
Southern Co. (The)	491,045	24,444,220
Total		41,264,858
Total Utilities		41,264,858
Total Common Stocks (Cost $1,957,282,762)		2,355,150,287

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	28,385,644	28,385,644
Total Money Market Funds (Cost $28,384,924)		28,385,644
Total Investments (Cost: $1,985,667,686)		2,383,535,931
Other Assets & Liabilities, Net		(4,515,287)
Net Assets		2,379,020,644

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	18,521,119	120,287,384	(110,422,859)	28,385,644	(3,729)	65,173	28,385,644
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	310,333,945	—	—	—	310,333,945
Consumer Staples	195,811,778	—	—	—	195,811,778
Energy	166,180,222	—	—	—	166,180,222
Financials	392,429,801	—	—	—	392,429,801
Health Care	346,421,837	—	—	—	346,421,837
Industrials	213,197,426	—	—	—	213,197,426
Information Technology	551,825,852	—	—	—	551,825,852
Materials	34,669,316	—	—	—	34,669,316
Real Estate	38,628,329	—	—	—	38,628,329
Telecommunication Services	64,386,923	—	—	—	64,386,923
Utilities	41,264,858	—	—	—	41,264,858
Total Common Stocks	2,355,150,287	—	—	—	2,355,150,287
Money Market Funds	—	—	—	28,385,644	28,385,644
Total Investments	2,355,150,287	—	—	28,385,644	2,383,535,931
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2017

Consolidated Portfolio of Investments
Variable Portfolio – AQR Managed Futures Strategy Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Treasury Bills 28.4%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 28.4%
U.S. Treasury Bills
06/01/17	0.680%	9,166,000	9,155,450
06/15/17	0.700%	2,278,000	2,274,672
06/22/17	0.740%	2,152,000	2,148,402
07/06/17	0.750%	2,580,000	2,574,856
07/27/17	0.770%	35,558,000	35,469,532
08/03/17	0.780%	23,392,000	23,329,356
08/10/17	0.790%	155,000	154,561
08/17/17	0.780%	4,351,000	4,338,038
08/24/17	0.820%	1,106,000	1,102,403
09/21/17	0.890%	449,000	447,110
Total			80,994,380
Total			80,994,380
Total Treasury Bills (Cost $81,031,324)			80,994,380
Money Market Funds 63.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(a),(b)	131,136,316	131,136,316
JPMorgan Prime Money Market Fund, Capital Shares, 1.024%(a)	24,992,502	25,000,000
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Shares, 0.563%(a)	25,000,000	25,000,000
Total Money Market Funds (Cost $181,136,114)		181,136,316
Total Investments (Cost: $262,167,438)		262,130,696
Other Assets & Liabilities, Net		23,424,675
Net Assets		285,555,371

At March 31, 2017, securities and/or cash totaling $26,161,020 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at March 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	6/21/2017	247,000 AUD	188,852 USD	419	—
Citi	6/21/2017	2,286,000 AUD	1,740,409 USD	—	(3,549)
Citi	6/21/2017	305,000 BRL	96,121 USD	447	—
Citi	6/21/2017	178,000 BRL	55,369 USD	—	(466)
Citi	6/21/2017	3,322,000 CAD	2,509,173 USD	8,397	—
Citi	6/21/2017	42,955,000 CAD	32,068,072 USD	—	(268,115)
Citi	6/21/2017	48,000 CHF	47,849 USD	—	(302)
Citi	6/21/2017	16,758,000 CLP	25,344 USD	42	—
Citi	6/21/2017	206,217,000 CLP	310,115 USD	—	(1,235)
Citi	6/21/2017	32,908,000 COP	10,880 USD	—	(445)
Citi	6/21/2017	2,942,000 EUR	3,170,216 USD	19,775	—
Citi	6/21/2017	24,012,000 EUR	25,555,444 USD	—	(157,806)
Citi	6/21/2017	50,000 GBP	62,988 USD	222	—
Citi	6/21/2017	31,454,000 GBP	38,769,809 USD	—	(714,698)
Citi	6/21/2017	1,730,000 HKD	223,156 USD	176	—
Citi	6/21/2017	133,028,000 HUF	466,814 USD	5,685	—
Citi	6/21/2017	166,710,000 HUF	570,681 USD	—	(7,203)
Citi	6/21/2017	167,789,000 IDR	12,531 USD	11	—
Citi	6/21/2017	670,220,000 IDR	49,822 USD	—	(191)
Citi	6/21/2017	346,000 INR	5,274 USD	—	(26)
Citi	6/21/2017	1,378,537,000 JPY	12,244,351 USD	—	(176,836)
Citi	6/21/2017	259,000 MXN	13,715 USD	48	—
Citi	6/21/2017	70,348,000 MXN	3,519,610 USD	—	(192,385)
Citi	6/21/2017	107,088,000 NOK	12,581,576 USD	99,162	—
Citi	6/21/2017	3,495,000 NOK	407,113 USD	—	(271)
Citi	6/21/2017	11,186,000 NZD	7,913,802 USD	88,346	—
Citi	6/21/2017	25,710,000 NZD	17,821,776 USD	—	(164,321)
Citi	6/21/2017	3,301,000 PHP	65,544 USD	121	—
Citi	6/21/2017	99,475,000 PHP	1,954,543 USD	—	(16,979)
Variable Portfolio – AQR Managed Futures Strategy Fund | Quarterly Report 2017	1

Consolidated Portfolio of Investments   (continued)
Variable Portfolio – AQR Managed Futures Strategy Fund, March 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at March 31, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	6/21/2017	25,747,000 SEK	2,912,810 USD	28,324	—
Citi	6/21/2017	57,837,000 SEK	6,443,676 USD	—	(35,916)
Citi	6/21/2017	703,000 SGD	504,109 USD	1,247	—
Citi	6/21/2017	1,232,000 SGD	875,160 USD	—	(6,102)
Citi	6/21/2017	36,764,000 TRY	9,960,168 USD	71,536	—
Citi	6/21/2017	16,596,000 TRY	4,355,954 USD	—	(107,970)
Citi	6/21/2017	17,419,000 TWD	579,015 USD	3,200	—
Citi	6/21/2017	10,295,000 TWD	339,419 USD	—	(901)
Citi	6/21/2017	12,556,173 USD	16,626,000 AUD	127,573	—
Citi	6/21/2017	14,875,372 USD	19,375,000 AUD	—	(94,452)
Citi	6/21/2017	3,294,922 USD	10,595,772 BRL	28,797	—
Citi	6/21/2017	2,539,567 USD	8,065,228 BRL	—	(9,638)
Citi	6/21/2017	20,805,026 USD	27,882,113 CAD	184,410	—
Citi	6/21/2017	11,103,865 USD	14,530,887 CAD	—	(165,127)
Citi	6/21/2017	76,634 USD	76,000 CHF	—	(395)
Citi	6/21/2017	215,210 USD	143,425,000 CLP	1,336	—
Citi	6/21/2017	2,766,068 USD	1,811,669,000 CLP	—	(30,783)
Citi	6/21/2017	2,421,372 USD	7,185,989,000 COP	51,507	—
Citi	6/21/2017	24,664 USD	71,600,000 COP	—	(25)
Citi	6/21/2017	6,380,273 USD	5,994,000 EUR	38,402	—
Citi	6/21/2017	15,316,416 USD	14,183,000 EUR	—	(128,551)
Citi	6/21/2017	1,437,314 USD	1,151,000 GBP	7,547	—
Citi	6/21/2017	125,768 USD	100,000 GBP	—	(237)
Citi	6/21/2017	546,929 USD	4,240,000 HKD	—	(435)
Citi	6/21/2017	3,352,461 USD	971,193,000 HUF	14,087	—
Citi	6/21/2017	606,441 USD	173,234,000 HUF	—	(5,942)
Citi	6/21/2017	3,278,061 USD	44,350,073,000 IDR	31,430	—
Citi	6/21/2017	4,695,025 USD	17,253,000 ILS	79,862	—
Citi	6/21/2017	100,761 USD	363,000 ILS	—	(298)
Citi	6/21/2017	6,917,379 USD	465,547,888 INR	214,192	—
Citi	6/21/2017	16,950,060 USD	1,909,428,000 JPY	254,673	—
Citi	6/21/2017	15,057,142 USD	1,663,507,000 JPY	—	(68,259)
Citi	6/21/2017	15,556,432 USD	17,652,809,000 KRW	253,141	—
Citi	6/21/2017	1,447,579 USD	1,612,412,000 KRW	—	(3,529)
Citi	6/21/2017	6,371,603 USD	126,336,000 MXN	294,665	—
Citi	6/21/2017	18,248,808 USD	152,437,000 NOK	—	(480,414)
Citi	6/21/2017	3,305,839 USD	4,739,919 NZD	10,094	—
Citi	6/21/2017	23,113,077 USD	32,486,081 NZD	—	(386,597)
Citi	6/21/2017	378,084 USD	19,105,000 PHP	563	—
Citi	6/21/2017	162,704 USD	8,205,000 PHP	—	(87)
Citi	6/21/2017	11,935,826 USD	48,666,000 PLN	327,777	—
Citi	6/21/2017	1,065,937 USD	4,207,000 PLN	—	(5,792)
Citi	6/21/2017	4,755,321 USD	42,501,000 SEK	6,149	—
Citi	6/21/2017	2,107,540 USD	18,482,000 SEK	—	(36,965)
Citi	6/21/2017	1,570,920 USD	2,212,000 SGD	11,345	—
Citi	6/21/2017	245,453 USD	343,000 SGD	—	(102)
Citi	6/21/2017	800,929 USD	2,980,000 TRY	619	—
Citi	6/21/2017	454,937 USD	1,686,000 TRY	—	(1,444)
Citi	6/21/2017	6,031,877 USD	184,760,000 TWD	75,692	—
Citi	6/21/2017	9,443 USD	285,000 TWD	—	(22)
Citi	6/21/2017	11,387,008 USD	150,711,000 ZAR	—	(307,063)
Citi	6/21/2017	2,075,000 ZAR	158,220 USD	5,671	—
Total				2,346,690	(3,581,874)
2	Variable Portfolio – AQR Managed Futures Strategy Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Variable Portfolio – AQR Managed Futures Strategy Fund, March 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
90-Day Sterling	98	GBP	15,283,569	09/2017	—	(1,603)
90-Day Sterling	58	GBP	9,040,836	12/2017	—	(4,270)
90-Day Sterling	86	GBP	13,399,990	03/2018	—	(5,976)
90-Day Sterling	43	GBP	6,697,301	06/2018	—	(4,229)
90-Day Sterling	38	GBP	5,915,570	09/2018	—	(4,136)
90-Day Sterling	44	GBP	6,846,161	12/2018	—	(5,441)
90-Day Sterling	43	GBP	6,687,873	03/2019	—	(3,006)
Amsterdam IDX	59	EUR	6,485,460	04/2017	68,309	—
AUD/USD Currency	179	USD	13,668,440	06/2017	118,897	—
Brent Crude	4	USD	214,120	04/2017	8,494	—
CAC40 Index	102	EUR	5,566,359	04/2017	163,721	—
Copper	108	USD	7,161,750	05/2017	—	(151,424)
Copper	14	USD	2,043,738	06/2017	—	(55,772)
DAX Index	34	EUR	11,180,142	06/2017	278,439	—
DJIA Mini E-CBOT	103	USD	10,611,060	06/2017	—	(116,542)
EURO STOXX 50	309	EUR	11,293,505	06/2017	329,070	—
Euro-Bund	12	EUR	2,066,434	06/2017	407	—
FTSE 100 Index	156	GBP	14,220,145	06/2017	—	(30,102)
FTSE/JSE Top 40 Index	116	ZAR	3,957,207	06/2017	46,331	—
FTSE/MIB Index	25	EUR	2,673,800	06/2017	126,662	—
Gold 100 oz.	144	USD	18,017,280	06/2017	69,461	—
Hang Seng Index	15	HKD	2,328,798	04/2017	—	(22,561)
H-Shares Index	3	HKD	198,572	04/2017	—	(3,459)
IBEX 35 Index	43	EUR	4,776,600	04/2017	241,759	—
JPY Currency	128	USD	14,418,400	06/2017	—	(26,887)
KOSPI 200 Index	2	KRW	125,950	06/2017	—	(516)
KOSPI 200 Index	20	KRW	1,259,501	06/2017	—	(5,161)
Long Gilt	353	GBP	56,425,300	06/2017	675,081	—
Low Sulphur Gasoil	34	USD	1,601,400	05/2017	44,303	—
Mini MSCI EAFE Index	149	USD	13,275,900	06/2017	193,387	—
MSCI Singapore IX ETS	170	SGD	4,245,595	04/2017	29,392	—
MSCI Taiwan Index	28	USD	1,015,560	04/2017	—	(9,992)
NASDAQ 100 E-mini	142	USD	15,445,340	06/2017	150,948	—
Natural Gas	5	USD	159,500	04/2017	4,093	—
Nickel	7	USD	420,756	06/2017	—	(32,357)
Nikkei 225 Index	31	JPY	5,265,517	06/2017	—	(94,973)
NY Harbor ULSD	11	USD	727,465	04/2017	22,889	—
OMXS30 Index	243	SEK	4,290,835	04/2017	80,878	—
Platinum	10	USD	476,200	07/2017	—	(10,067)
Primary Aluminum	78	USD	3,830,287	06/2017	139,240	—
Russell 2000 Mini	16	USD	1,107,520	06/2017	12,364	—
S&P 500 E-mini	87	USD	10,262,520	06/2017	—	(32,223)
S&P Mid 400 E-mini	27	USD	4,639,140	06/2017	25,451	—
S&P/TSE 60 Index	74	CAD	10,150,829	06/2017	13,657	—
SGX Nifty Index	98	USD	1,802,808	04/2017	9,515	—
Silver	69	USD	6,298,320	05/2017	58,635	—
Soybean Meal	63	USD	1,942,920	05/2017	—	(231,094)
SPI 200 Index	95	AUD	10,611,192	06/2017	170,204	—
Sugar #11	72	USD	1,351,526	04/2017	—	(309,016)
TOPIX Index	65	JPY	8,830,728	06/2017	—	(165,844)
U.S. Treasury 2-Year Note	110	USD	23,809,844	06/2017	5,739	—
Zinc	18	USD	1,246,950	06/2017	—	(40,425)
Total			385,372,513		3,087,326	(1,367,076)

Variable Portfolio – AQR Managed Futures Strategy Fund | Quarterly Report 2017	3

Consolidated Portfolio of Investments   (continued)
Variable Portfolio – AQR Managed Futures Strategy Fund, March 31, 2017 (Unaudited)
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month Euro Euribor	(100)	EUR	(26,748,672)	09/2017	—	(9,625)
3-Month Euro Euribor	(183)	EUR	(48,935,427)	12/2017	—	(15,305)
3-Month Euro Euribor	(269)	EUR	(71,903,707)	03/2018	—	(31,735)
3-Month Euro Euribor	(309)	EUR	(82,558,623)	06/2018	—	(29,572)
3-Month Euro Euribor	(345)	EUR	(92,135,699)	09/2018	—	(41,017)
3-Month Euro Euribor	(338)	EUR	(90,221,206)	12/2018	—	(47,551)
3-Month Euro Euribor	(186)	EUR	(49,626,033)	03/2019	—	(29,341)
90-Day Euro$	(374)	USD	(92,162,950)	09/2017	144,972	—
90-Day Euro$	(302)	USD	(74,329,750)	12/2017	96,509	—
90-Day Euro$	(242)	USD	(59,498,725)	03/2018	72,017	—
90-Day Euro$	(212)	USD	(52,056,600)	06/2018	42,206	—
90-Day Euro$	(184)	USD	(45,130,600)	09/2018	33,011	—
90-Day Euro$	(180)	USD	(44,095,500)	12/2018	25,868	—
90-Day Euro$	(163)	USD	(39,900,362)	03/2019	—	(52,137)
Australian 10-Year Bond	(35)	AUD	(3,434,695)	06/2017	—	(39,265)
Australian 3-Year Bond	(243)	AUD	(20,745,848)	06/2017	—	(95,291)
Banker’s Acceptance	(26)	CAD	(4,840,602)	06/2017	—	(2,312)
Banker’s Acceptance	(53)	CAD	(9,864,393)	09/2017	—	(9,978)
Banker’s Acceptance	(29)	CAD	(5,394,499)	12/2017	—	(1,704)
BP Currency	(172)	USD	(13,497,700)	06/2017	—	(262,521)
C$ Currency	(51)	USD	(3,841,830)	06/2017	—	(19,968)
Cocoa ICE	(81)	GBP	(1,703,932)	05/2017	—	(20,246)
Euro CHF 3-Month ICE	(27)	CHF	(6,792,118)	09/2017	507	—
Euro CHF 3-Month ICE	(19)	CHF	(4,779,164)	12/2017	—	(764)
Euro CHF 3-Month ICE	(11)	CHF	(2,766,336)	03/2018	—	(245)
Euro FX	(156)	USD	(20,907,900)	06/2017	—	(218,923)
Euro-Buxl 30-Year	(35)	EUR	(6,293,692)	06/2017	—	(93,658)
KC HRW Wheat	(37)	USD	(777,925)	05/2017	4,773	—
Lean Hogs	(38)	USD	(1,122,520)	06/2017	47,312	—
New Zealand $	(5)	USD	(349,950)	06/2017	134	—
RBOB Gasoline	(24)	USD	(1,716,624)	04/2017	—	(88,462)
Soybean Oil	(15)	USD	(286,020)	05/2017	9,666	—
U.S. Long Bond	(94)	USD	(14,179,312)	06/2017	—	(224,187)
U.S. Treasury 10-Year Note	(113)	USD	(14,075,562)	06/2017	—	(121,379)
U.S. Treasury 5-Year Note	(196)	USD	(23,074,406)	06/2017	—	(136,382)
U.S. Ultra Bond	(81)	USD	(13,010,625)	06/2017	—	(178,440)
Wheat	(34)	USD	(725,050)	05/2017	—	(5,102)
WTI Crude	(70)	USD	(3,542,000)	04/2017	—	(186,242)
Total			(1,047,026,557)		476,975	(1,961,352)

Total return swap contracts on futures at March 31, 2017
Counterparty	Reference instrument	Expiration date	Trading currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Canadian Government 10-Year Bond Jun 2017	06/2017	CAD	(3,201,053)	—	(31,574)
Barclays	Euro-Bobl Jun 2017	06/2017	EUR	40,775,222	—	(275,844)
Barclays	Euro-Bund Jun 2017	06/2017	EUR	3,444,056	—	(31,248)
Barclays	Euro-Schatz Jun 2017	06/2017	EUR	133,393,640	—	(303,658)
Barclays	Japanese 10-Year Government Bond Jun 2017	06/2017	JPY	(22,947,633)	—	(14,144)
Barclays	Long Gilt Jun 2017	06/2017	GBP	2,557,521	29,997	—
Citi	Cocoa May 2017	04/2017	USD	(1,215,100)	—	(6,380)
Citi	Coffee May 2017	04/2017	USD	417,900	—	(17,702)
Citi	Corn May 2017	05/2017	USD	(837,775)	—	(15,392)
Citi	Cotton May 2017	04/2017	USD	2,745,215	28,314	—
Citi	Soybean May 2017	04/2017	USD	236,500	—	(29,855)
4	Variable Portfolio – AQR Managed Futures Strategy Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Variable Portfolio – AQR Managed Futures Strategy Fund, March 31, 2017 (Unaudited)
Total return swap contracts on futures at March 31, 2017 (continued)
Counterparty	Reference instrument	Expiration date	Trading currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	Soybean Meal May 2017	04/2017	USD	740,160	—	(86,076)
Citi	Soybean Oil May 2017	04/2017	USD	(877,128)	14,314	—
Citi	Wheat May 2017	04/2017	USD	(1,642,025)	135,009	—
Citi	Wheat May 2017	04/2017	USD	(378,450)	39,792	—
JPMorgan	Hang Seng Index Apr 2017	04/2017	HKD	3,105,063	—	(33,763)
JPMorgan	H-Shares Index Apr 2017	04/2017	HKD	5,626,198	—	(109,719)
JPMorgan	MSCI Taiwan Index Apr 2017	04/2017	USD	9,031,230	—	(100,870)
JPMorgan	SGX Nifty Index Apr 2017	04/2017	USD	4,083,912	43,965	—
JPMorgan	Swiss Market Index Jun 2017	06/2017	CHF	2,301,732	12,115	—
JPMorgan	TAIEX Apr 2017	04/2017	TWD	4,725,603	12,244	—
Total					315,750	(1,056,225)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	119,726,635	108,355,761	(96,946,080)	131,136,316	(5,590)	311,124	131,136,316
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Variable Portfolio – AQR Managed Futures Strategy Fund | Quarterly Report 2017	5

Consolidated Portfolio of Investments   (continued)
Variable Portfolio – AQR Managed Futures Strategy Fund, March 31, 2017 (Unaudited)
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
262,167,000	1,000	(37,000)	(36,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
6	Variable Portfolio – AQR Managed Futures Strategy Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Variable Portfolio – AQR Managed Futures Strategy Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Treasury Bills	80,994,380	—	—	—	80,994,380
Money Market Funds	50,000,000	—	—	131,136,316	181,136,316
Total Investments	130,994,380	—	—	131,136,316	262,130,696
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,346,690	—	—	2,346,690
Futures Contracts	3,564,301	—	—	—	3,564,301
Swap Contracts	—	315,750	—	—	315,750
Liability
Forward Foreign Currency Exchange Contracts	—	(3,581,874)	—	—	(3,581,874)
Futures Contracts	(3,328,428)	—	—	—	(3,328,428)
Swap Contracts	—	(1,056,225)	—	—	(1,056,225)
Total	131,230,253	(1,975,659)	—	131,136,316	260,390,910
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Variable Portfolio – AQR Managed Futures Strategy Fund | Quarterly Report 2017	7

Consolidated Portfolio of Investments
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 30.6%
Issuer	Shares	Value ($)
Consumer Discretionary 4.4%
Automobiles 0.1%
General Motors Co.(a)	7,732	273,403
Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc.(a)	8,835	739,224
International Game Technology PLC(a)	23,951	567,639
Melco Crown Entertainment Ltd., ADR	7,566	140,274
Norwegian Cruise Line Holdings Ltd.(a),(b)	8,392	425,726
Yum China Holdings, Inc.(a),(b)	10,226	278,147
Yum! Brands, Inc.(a)	4,498	287,422
Total		2,438,432
Household Durables 0.3%
Mohawk Industries, Inc.(a),(b)	2,002	459,439
Newell Brands, Inc.(a)	8,728	411,700
Total		871,139
Internet & Direct Marketing Retail 1.0%
Amazon.com, Inc.(a),(b)	1,390	1,232,291
Ctrip.com International Ltd., ADR(a),(b)	9,547	469,235
Expedia, Inc.(a)	4,019	507,077
Liberty Interactive Corp., Class A(a),(b)	23,123	462,922
Total		2,671,525
Media 1.0%
21st Century Fox, Inc., Class A(a)	15,559	503,956
Comcast Corp., Class A	28,398	1,067,481
DISH Network Corp., Class A(a),(b)	10,748	682,391
Liberty Global PLC, Class A(a),(b)	9,298	333,519
Total		2,587,347
Multiline Retail 0.2%
Kohl’s Corp.(a)	11,179	445,036
Specialty Retail 0.8%
Burlington Stores, Inc.(a),(b)	3,899	379,334
Foot Locker, Inc.(a)	6,025	450,730
Home Depot, Inc. (The)(a)	7,385	1,084,340
TJX Companies, Inc. (The)(a)	4,567	361,158
Total		2,275,562
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp.(a)	2,508	259,503
Sequential Brands Group, Inc.(b)	21,826	84,903
Total		344,406
Total Consumer Discretionary		11,906,850
Consumer Staples 2.9%
Beverages 0.5%
Coca-Cola European Partners PLC(a)	4,467	168,361
Molson Coors Brewing Co., Class B(a)	3,550	339,771
PepsiCo, Inc.(a)	8,786	982,802
Total		1,490,934
Food & Staples Retailing 0.2%
SYSCO Corp.(a)	7,403	384,364
Wal-Mart Stores, Inc.(a)	2,796	201,535
Total		585,899
Food Products 1.0%
General Mills, Inc.(a)	3,369	198,805
Hershey Co. (The)(a)	4,851	529,972
Lamb Weston Holdings, Inc.(a)	6,441	270,908
Mondelez International, Inc., Class A(a)	9,424	405,986
Pilgrim’s Pride Corp.(a)	28,237	635,473
Tyson Foods, Inc., Class A(a)	9,386	579,210
Total		2,620,354
Household Products 0.2%
Procter & Gamble Co. (The)	5,376	483,034
Personal Products 0.4%
Estee Lauder Companies, Inc. (The), Class A(a)	5,421	459,647
Nu Skin Enterprises, Inc., Class A(a)	9,858	547,513
Total		1,007,160
Tobacco 0.6%
Altria Group, Inc.(a)	9,435	673,848
Philip Morris International, Inc.(a)	8,948	1,010,229
Total		1,684,077
Total Consumer Staples		7,871,458

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017	1

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.9%
Energy Equipment & Services 0.5%
Baker Hughes, Inc.(a)	7,900	472,578
Halliburton Co.(a)	4,932	242,704
Oceaneering International, Inc.(a)	3,703	100,277
Schlumberger Ltd.(a)	4,884	381,440
Superior Energy Services, Inc.(a),(b)	6,644	94,744
Total		1,291,743
Oil, Gas & Consumable Fuels 1.4%
Anadarko Petroleum Corp.(a)	4,979	308,698
BP PLC, ADR(a)	10,621	366,637
Cabot Oil & Gas Corp.(a)	5,959	142,480
Canadian Natural Resources Ltd.	6,656	218,250
Cimarex Energy Co.(a)	1,330	158,922
Continental Resources, Inc.(a),(b)	3,152	143,164
Devon Energy Corp.(a)	7,109	296,588
EOG Resources, Inc.(a)	1,948	190,027
Exxon Mobil Corp.	2,879	236,107
Hess Corp.(a)	4,821	232,420
Marathon Petroleum Corp.(a)	2,554	129,079
Noble Energy, Inc.(a)	7,001	240,414
RSP Permian, Inc.(a),(b)	3,084	127,770
Suncor Energy, Inc.(a)	14,043	431,822
Valero Energy Corp.(a)	2,430	161,085
World Fuel Services Corp.(a)	12,251	444,099
Total		3,827,562
Total Energy		5,119,305
Financials 3.8%
Banks 1.3%
Bank of America Corp.(a)	34,341	810,104
Citigroup, Inc.(a)	12,594	753,373
Fifth Third Bancorp(a)	16,164	410,566
PacWest Bancorp(a)	7,656	407,759
SunTrust Banks, Inc.(a)	7,173	396,667
Wells Fargo & Co.(a)	12,667	705,045
Total		3,483,514
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.9%
Bank of New York Mellon Corp. (The)(a)	9,227	435,791
Goldman Sachs Group, Inc. (The)(a)	1,633	375,133
Intercontinental Exchange, Inc.(a)	5,804	347,485
Invesco Ltd.(a)	8,941	273,863
Morgan Stanley(a)	7,283	312,004
S&P Global, Inc.(a)	5,188	678,279
Total		2,422,555
Consumer Finance 0.2%
Navient Corp.(a)	11,623	171,555
Synchrony Financial(a)	12,135	416,231
Total		587,786
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc., Class B(a),(b)	2,739	456,536
Insurance 1.1%
Aflac, Inc.(a)	5,851	423,729
Hanover Insurance Group, Inc. (The)(a)	6,868	618,532
Hartford Financial Services Group, Inc. (The)(a)	6,423	308,754
MetLife, Inc.(a)	5,539	292,570
Prudential Financial, Inc.(a)	7,212	769,376
Reinsurance Group of America, Inc.(a)	5,042	640,233
Total		3,053,194
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp.(a),(b)	42,304	428,540
Total Financials		10,432,125
Health Care 4.0%
Biotechnology 1.0%
AbbVie, Inc.(a)	7,498	488,570
ACADIA Pharmaceuticals, Inc.(a),(b)	2,353	80,896
Alexion Pharmaceuticals, Inc.(a),(b)	5,002	606,443
Biogen, Inc.(a),(b)	744	203,424
BioMarin Pharmaceutical, Inc.(a),(b)	2,158	189,429
Bioverativ, Inc.(a),(b)	372	20,259
Celgene Corp.(a),(b)	3,290	409,375
Puma Biotechnology, Inc.(a),(b)	3,624	134,813
Spark Therapeutics, Inc.(a),(b)	1,321	70,462
Vertex Pharmaceuticals, Inc.(a),(b)	4,628	506,072
Total		2,709,743

2	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 0.6%
Alere, Inc.(a),(b)	5,653	224,594
Edwards Lifesciences Corp.(a),(b)	1,551	145,902
Hologic, Inc.(a),(b)	1,758	74,803
Medtronic PLC(a)	5,102	411,017
Quotient Ltd.(a),(b)	12,525	87,550
Zimmer Biomet Holdings, Inc.(a)	6,644	811,299
Total		1,755,165
Health Care Providers & Services 0.9%
Aetna, Inc.(a)	2,171	276,911
CIGNA Corp.(a)	3,738	547,580
Humana, Inc.(a)	1,596	329,000
Premier, Inc.(b)	17,151	545,916
WellCare Health Plans, Inc.(a),(b)	5,154	722,642
Total		2,422,049
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific, Inc.(a)	2,964	455,270
Pharmaceuticals 1.3%
Allergan PLC(a)	2,280	544,737
Eli Lilly & Co.(a)	8,098	681,123
Jazz Pharmaceuticals PLC(a),(b)	1,480	214,792
Mallinckrodt PLC(a),(b)	11,875	529,269
Merck & Co., Inc.(a)	12,898	819,539
Pfizer, Inc.(a)	23,662	809,477
Total		3,598,937
Total Health Care		10,941,164
Industrials 3.2%
Aerospace & Defense 0.4%
Boeing Co. (The)(a)	3,173	561,177
L-3 Communications Corp.(a)	3,150	520,663
Total		1,081,840
Airlines 0.5%
Delta Air Lines, Inc.(a)	8,895	408,814
Southwest Airlines Co.(a)	7,510	403,738
United Continental Holdings, Inc.(a),(b)	6,717	474,489
Total		1,287,041
Construction & Engineering 0.2%
Chicago Bridge & Iron Co. NV(a)	19,143	588,647
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 0.2%
Carlisle Companies, Inc.(a)	5,029	535,136
Machinery 1.1%
Crane Co.(a)	7,851	587,490
Cummins, Inc.(a)	3,843	581,062
Ingersoll-Rand PLC(a)	7,439	604,940
Oshkosh Corp.(a)	8,117	556,745
REV Group, Inc.(a),(b)	13,669	376,854
Xylem, Inc.(a)	7,420	372,632
Total		3,079,723
Professional Services 0.4%
ManpowerGroup, Inc.(a)	7,641	783,737
Robert Half International, Inc.(a)	7,024	342,982
Total		1,126,719
Road & Rail 0.2%
Norfolk Southern Corp.(a)	6,170	690,855
Trading Companies & Distributors 0.2%
HD Supply Holdings, Inc.(a),(b)	11,791	484,905
Total Industrials		8,874,866
Information Technology 6.9%
Communications Equipment 0.6%
Cisco Systems, Inc.(a)	23,470	793,286
F5 Networks, Inc.(a),(b)	5,500	784,135
Total		1,577,421
Electronic Equipment, Instruments & Components 0.3%
Zebra Technologies Corp., Class A(a),(b)	6,863	626,249
Internet Software & Services 1.2%
Akamai Technologies, Inc.(a),(b)	6,928	413,602
Alphabet, Inc., Class A(a),(b)	1,906	1,615,907
Facebook, Inc., Class A(a),(b)	4,266	605,985
VeriSign, Inc.(a),(b)	8,036	700,016
Total		3,335,510

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017	3

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.1%
Booz Allen Hamilton Holdings Corp.(a)	12,935	457,770
Leidos Holdings, Inc.	7,894	403,699
MasterCard, Inc., Class A(a)	5,593	629,045
Total System Services, Inc.(a)	8,046	430,139
Visa, Inc., Class A(a)	12,581	1,118,073
Total		3,038,726
Semiconductors & Semiconductor Equipment 1.1%
Broadcom Ltd.(a)	4,170	913,063
Micron Technology, Inc.(a),(b)	35,560	1,027,684
ON Semiconductor Corp.(a),(b)	40,880	633,231
Skyworks Solutions, Inc.(a)	4,985	488,431
Total		3,062,409
Software 1.3%
Activision Blizzard, Inc.(a)	8,531	425,356
Electronic Arts, Inc.(a),(b)	7,385	661,105
Microsoft Corp.(a)	18,677	1,230,067
Salesforce.com, Inc.(a),(b)	9,598	791,739
Workday, Inc., Class A(a),(b)	4,962	413,235
Total		3,521,502
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.(a)	16,066	2,308,041
Electronics for Imaging, Inc.(a),(b)	14,418	704,031
HP, Inc.	30,137	538,850
Total		3,550,922
Total Information Technology		18,712,739
Materials 1.4%
Chemicals 0.9%
Albemarle Corp.(a)	1,616	170,714
Cabot Corp.(a)	12,122	726,229
Dow Chemical Co. (The)(a)	6,126	389,246
Eastman Chemical Co.(a)	2,504	202,323
EI du Pont de Nemours & Co.(a)	2,577	207,010
LyondellBasell Industries NV, Class A(a)	1,979	180,465
Monsanto Co.(a)	1,345	152,254
PPG Industries, Inc.(a)	2,820	296,326
Total		2,324,567
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
International Paper Co.(a)	4,021	204,186
Packaging Corp. of America(a)	2,117	193,960
Sealed Air Corp.(a)	3,847	167,652
Total		565,798
Metals & Mining 0.1%
Newmont Mining Corp.(a)	2,341	77,159
Steel Dynamics, Inc.(a)	5,073	176,338
Total		253,497
Paper & Forest Products 0.2%
Domtar Corp.(a)	17,482	638,443
Total Materials		3,782,305
Real Estate 0.6%
Equity Real Estate Investment Trusts (REITS) 0.6%
Care Capital Properties, Inc.	17,901	481,000
Equinix, Inc.(a)	1,544	618,172
Equity LifeStyle Properties, Inc.(a)	2,601	200,433
Hospitality Properties Trust(a)	10,991	346,546
Total		1,646,151
Total Real Estate		1,646,151
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
CenturyLink, Inc.(a)	14,940	352,136
Total Telecommunication Services		352,136
Utilities 1.4%
Electric Utilities 0.5%
American Electric Power Co., Inc.(a)	4,886	327,997
Edison International(a)	4,442	353,628
Entergy Corp.(a)	5,141	390,510
PG&E Corp.(a)	3,089	204,986
Total		1,277,121
Gas Utilities 0.1%
Atmos Energy Corp.(a)	1,793	141,629
National Fuel Gas Co.(a)	2,556	152,389
Total		294,018
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)(a)	51,497	575,736

4	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.6%
Ameren Corp.(a)	4,499	245,600
CenterPoint Energy, Inc.(a)	24,608	678,443
DTE Energy Co.(a)	2,618	267,324
NiSource, Inc.(a)	10,683	254,149
SCANA Corp.(a)	4,100	267,935
Total		1,713,451
Total Utilities		3,860,326
Total Common Stocks (Cost $76,679,872)		83,499,425

Exchange-Traded Funds 15.3%
	Shares	Value ($)
iPath Bloomberg Commodity Index Total Return ETN	250,271	5,886,374
iShares iBoxx $ High Yield Corporate Bond ETF	77,449	6,798,473
iShares iBoxx $ Investment Grade Corporate Bond ETF	39,049	4,604,267
iShares JPMorgan USD Emerging Markets Bond ETF	38,297	4,354,369
iShares TIPS Bond ETF	112,864	12,939,858
Vanguard Mortgage-Backed Securities ETF	52,631	2,764,180
Vanguard REIT ETF	51,440	4,248,430
Total Exchange-Traded Funds (Cost $40,621,077)		41,595,951

Money Market Funds 62.8%

Columbia Short-Term Cash Fund, 0.797%(c),(d)	170,919,102	170,919,102
Total Money Market Funds (Cost $170,918,954)		170,919,102
Total Investments (Cost $288,219,903)		296,014,478

Investments Sold Short (17.4)

Common Stocks (17.4)%
Issuer	Shares	Value ($)
Consumer Discretionary (2.3)%
Auto Components (0.2)%
Autoliv, Inc.	(1,888)	(193,067)
BorgWarner, Inc.	(5,994)	(250,489)
Total		(443,556)
Automobiles (0.1)%
Tesla Motors, Inc.(b)	(692)	(192,584)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Distributors (0.1)%
Pool Corp.	(1,489)	(177,682)
Hotels, Restaurants & Leisure (0.4)%
Cheesecake Factory, Inc. (The)	(2,600)	(164,736)
Hyatt Hotels Corp., Class A(b)	(2,041)	(110,173)
InterContinental Hotels Group PLC, ADR	(4,852)	(237,408)
McDonald’s Corp.	(2,038)	(264,145)
Wyndham Worldwide Corp.	(2,298)	(193,699)
Total		(970,161)
Internet & Direct Marketing Retail (0.1)%
Netflix, Inc.(b)	(2,254)	(333,164)
Leisure Products (0.1)%
Hasbro, Inc.	(2,519)	(251,447)
Media (0.4)%
CBS Corp.	(2,940)	(203,919)
Discovery Communications, Inc., Class A(b)	(8,247)	(239,905)
Meredith Corp.	(3,192)	(206,203)
Omnicom Group, Inc.	(3,127)	(269,579)
Sirius XM Holdings, Inc.	(37,776)	(194,546)
Walt Disney Co. (The)	(967)	(109,648)
Total		(1,223,800)
Multiline Retail (0.1)%
Nordstrom, Inc.	(3,412)	(158,897)
Target Corp.	(3,948)	(217,890)
Total		(376,787)
Specialty Retail (0.5)%
AutoNation, Inc.(b)	(6,336)	(267,950)
Best Buy Co., Inc.	(5,148)	(253,024)
CarMax, Inc.(b)	(7,209)	(426,917)
Dick’s Sporting Goods, Inc.	(3,458)	(168,266)
DSW, Inc., Class A	(6,275)	(129,767)
Tiffany & Co.	(1,668)	(158,960)
Total		(1,404,884)

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017	5

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods (0.3)%
Carter’s, Inc.	(2,794)	(250,901)
Columbia Sportswear Co.	(2,690)	(158,038)
Michael Kors Holdings Ltd.(b)	(2,974)	(113,339)
Ralph Lauren Corp.	(1,881)	(153,527)
VF Corp.	(3,628)	(199,431)
Total		(875,236)
Total Consumer Discretionary		(6,249,301)
Consumer Staples (1.7)%
Beverages (0.4)%
Brown-Forman Corp., Class B	(4,663)	(215,337)
Coca-Cola Co. (The)	(13,260)	(562,754)
Monster Beverage Corp.(b)	(7,851)	(362,481)
Total		(1,140,572)
Food & Staples Retailing (0.1)%
SUPERVALU, Inc.(b)	(41,217)	(159,098)
Food Products (0.6)%
B&G Foods, Inc.	(3,289)	(132,382)
Campbell Soup Co.	(3,695)	(211,502)
ConAgra Foods, Inc.	(6,402)	(258,257)
McCormick & Co., Inc.	(2,232)	(217,732)
Mead Johnson Nutrition Co.	(2,957)	(263,409)
TreeHouse Foods, Inc.(b)	(3,808)	(322,385)
WhiteWave Foods Co. (The)(b)	(6,414)	(360,146)
Total		(1,765,813)
Household Products (0.3)%
Church & Dwight Co., Inc.	(4,460)	(222,420)
Clorox Co. (The)	(1,682)	(226,784)
Kimberly-Clark Corp.	(2,559)	(336,841)
Total		(786,045)
Personal Products (0.2)%
Coty, Inc., Class A	(15,083)	(273,455)
Edgewell Personal Care Co.(b)	(2,308)	(168,807)
Total		(442,262)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco (0.1)%
Reynolds American, Inc.	(4,926)	(310,437)
Total Consumer Staples		(4,604,227)
Energy (1.1)%
Energy Equipment & Services (0.2)%
Core Laboratories NV	(668)	(77,167)
Ensco PLC, Class A	(7,131)	(63,823)
National Oilwell Varco, Inc.	(3,993)	(160,079)
Noble Corp. PLC	(6,308)	(39,047)
Rowan Companies PLC, Class A(b)	(4,380)	(68,240)
SEACOR Holdings, Inc.(b)	(1,252)	(86,626)
Total		(494,982)
Oil, Gas & Consumable Fuels (0.9)%
Apache Corp.	(2,095)	(107,662)
Cenovus Energy, Inc.	(17,450)	(197,185)
Cheniere Energy, Inc.(b)	(9,943)	(470,006)
Chevron Corp.	(2,409)	(258,654)
ConocoPhillips	(2,269)	(113,155)
Enbridge, Inc.	(1,348)	(56,400)
Marathon Oil Corp.	(6,102)	(96,412)
Murphy Oil Corp.	(2,480)	(70,903)
Occidental Petroleum Corp.	(1,192)	(75,525)
ONEOK, Inc.	(2,006)	(111,213)
Royal Dutch Shell PLC, ADR, Class A	(7,971)	(420,305)
Southwestern Energy Co.(b)	(9,000)	(73,530)
Total SA, ADR	(8,573)	(432,251)
Williams Companies, Inc. (The)	(3,636)	(107,589)
Total		(2,590,790)
Total Energy		(3,085,772)
Financials (1.9)%
Banks (0.5)%
Cullen/Frost Bankers, Inc.	(2,115)	(188,172)
First Horizon National Corp.	(13,874)	(256,669)
People’s United Financial, Inc.	(13,269)	(241,496)
Signature Bank(b)	(2,874)	(426,473)
Synovus Financial Corp.	(6,270)	(257,195)
Total		(1,370,005)

6	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets (0.8)%
CBOE Holdings, Inc.	(3,407)	(276,206)
Factset Research Systems, Inc.	(938)	(154,686)
Franklin Resources, Inc.	(6,293)	(265,187)
Janus Capital Group, Inc.	(14,116)	(186,331)
Legg Mason, Inc.	(13,019)	(470,116)
Northern Trust Corp.	(3,147)	(272,467)
TD Ameritrade Holding Corp.	(6,468)	(251,346)
Thomson Reuters Corp.	(4,539)	(196,221)
Total		(2,072,560)
Insurance (0.5)%
Axis Capital Holdings Ltd.	(2,456)	(164,626)
Everest Re Group Ltd.	(813)	(190,087)
Markel Corp.(b)	(312)	(304,468)
Progressive Corp. (The)	(4,326)	(169,493)
Unum Group	(3,526)	(165,334)
WR Berkley Corp.	(3,222)	(227,570)
Total		(1,221,578)
Thrifts & Mortgage Finance (0.1)%
New York Community Bancorp, Inc.	(7,111)	(99,341)
TFS Financial Corp.	(16,183)	(268,961)
Total		(368,302)
Total Financials		(5,032,445)
Health Care (2.2)%
Biotechnology (0.2)%
Amgen, Inc.	(1,152)	(189,009)
Incyte Corp., Ltd.(b)	(1,273)	(170,162)
Ionis Pharmaceuticals, Inc.(b)	(4,546)	(182,749)
United Therapeutics Corp.(b)	(1,243)	(168,277)
Total		(710,197)
Health Care Equipment & Supplies (0.6)%
ABIOMED, Inc.(b)	(2,666)	(333,783)
Baxter International, Inc.	(3,954)	(205,055)
Becton Dickinson and Co.	(862)	(158,125)
Hill-Rom Holdings, Inc.	(2,259)	(159,485)
Intuitive Surgical, Inc.(b)	(397)	(304,289)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Stryker Corp.	(1,699)	(223,673)
Varian Medical Systems, Inc.(b)	(3,167)	(288,609)
Total		(1,673,019)
Health Care Providers & Services (0.4)%
DaVita, Inc.(b)	(1,595)	(108,412)
Envision Healthcare Corp(b)	(4,522)	(277,289)
Lifepoint Hospitals, Inc.(b)	(3,324)	(217,722)
McKesson Corp.	(1,400)	(207,564)
Quest Diagnostics, Inc.	(2,304)	(226,230)
Total		(1,037,217)
Health Care Technology (0.2)%
Cerner Corp.(b)	(3,776)	(222,218)
Inovalon Holdings, Inc.(b)	(17,977)	(226,510)
Total		(448,728)
Life Sciences Tools & Services (0.2)%
Bruker Corp.	(5,603)	(130,718)
Mettler-Toledo International, Inc.(b)	(245)	(117,333)
QIAGEN NV	(5,577)	(161,558)
Quintiles IMS Holdings, Inc.(b)	(2,471)	(198,989)
Total		(608,598)
Pharmaceuticals (0.6)%
Astrazeneca PLC, ADR	(6,697)	(208,545)
Endo International PLC(b)	(7,816)	(87,226)
Glaxosmithkline PLC, ADR	(2,563)	(108,056)
Mylan NV(b)	(4,914)	(191,597)
Novartis AG, ADR	(2,042)	(151,659)
Novo Nordisk A/S, ADR	(4,198)	(143,907)
Perrigo Co. PLC	(2,317)	(153,826)
Roche Holding AG, ADR	(10,221)	(327,379)
Sanofi, ADR	(5,375)	(243,219)
Total		(1,615,414)
Total Health Care		(6,093,173)
Industrials (2.1)%
Aerospace & Defense (0.1)%
Triumph Group, Inc.	(6,059)	(156,019)
Wesco Aircraft Holdings, Inc.(b)	(12,524)	(142,774)
Total		(298,793)

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017	7

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics (0.1)%
C.H. Robinson Worldwide, Inc.	(3,863)	(298,571)
Airlines (0.2)%
Copa Holdings SA, Class A	(2,702)	(303,299)
Spirit Airlines, Inc.(b)	(4,571)	(242,583)
Total		(545,882)
Building Products (0.3)%
Armstrong World Industries, Inc.(b)	(10,558)	(486,196)
Johnson Controls International PLC	(6,964)	(293,324)
Total		(779,520)
Commercial Services & Supplies (0.1)%
Clean Harbors, Inc.(b)	(5,277)	(293,507)
Construction & Engineering (0.1)%
Fluor Corp.	(3,813)	(200,640)
Electrical Equipment (0.1)%
Emerson Electric Co.	(6,359)	(380,650)
Industrial Conglomerates (0.4)%
3M Co.	(1,996)	(381,895)
General Electric Co.	(10,730)	(319,754)
Roper Technologies, Inc.	(1,854)	(382,832)
Total		(1,084,481)
Machinery (0.4)%
Caterpillar, Inc.	(2,170)	(201,289)
Flowserve Corp.	(6,200)	(300,204)
Greenbrier Companies, Inc. (The)	(3,540)	(152,574)
Parker-Hannifin Corp.	(2,174)	(348,536)
Total		(1,002,603)
Professional Services (0.1)%
IHS Markit Ltd.(b)	(4,886)	(204,968)
Road & Rail (0.0)%
Avis Budget Group, Inc.(b)	(4,705)	(139,174)
Trading Companies & Distributors (0.2)%
Air Lease Corp.	(12,799)	(495,961)
Total Industrials		(5,724,750)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology (3.8)%
Communications Equipment (0.3)%
EchoStar Corp., Class A(b)	(7,229)	(411,692)
Juniper Networks, Inc.	(14,969)	(416,587)
Total		(828,279)
Electronic Equipment, Instruments & Components (0.6)%
Avnet, Inc.	(1,711)	(78,296)
Dolby Laboratories, Inc., Class A	(6,410)	(335,948)
IPG Photonics Corp.(b)	(1,899)	(229,209)
Trimble, Inc.(b)	(9,789)	(313,346)
VeriFone Systems, Inc.(b)	(20,673)	(387,205)
Vishay Intertechnology, Inc.	(14,994)	(246,651)
Total		(1,590,655)
Internet Software & Services (0.2)%
eBay, Inc.(b)	(8,168)	(274,200)
Zillow Group, Inc., Class A(b)	(6,666)	(225,377)
Total		(499,577)
IT Services (1.2)%
Accenture PLC, Class A	(4,100)	(491,508)
Automatic Data Processing, Inc.	(2,680)	(274,405)
Conduent, Inc.(b)	(24,024)	(403,123)
Global Payments, Inc.	(8,948)	(721,925)
International Business Machines Corp.	(3,578)	(623,073)
Paychex, Inc.	(5,299)	(312,111)
Teradata Corp.(b)	(11,136)	(346,552)
Total		(3,172,697)
Semiconductors & Semiconductor Equipment (0.5)%
Advanced Micro Devices, Inc.(b)	(9,262)	(134,762)
ASML Holding NV	(1,081)	(143,557)
Intel Corp.	(19,344)	(697,738)
QUALCOMM, Inc.	(2,693)	(154,417)
Teradyne, Inc.	(8,954)	(278,469)
Versum Materials, Inc.	(388)	(11,873)
Total		(1,420,816)

8	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Software (0.7)%
Autodesk, Inc.(b)	(3,356)	(290,193)
CA, Inc.	(14,675)	(465,491)
FireEye, Inc.(b)	(25,463)	(321,088)
Intuit, Inc.	(2,822)	(327,324)
Oracle Corp.	(14,944)	(666,652)
Total		(2,070,748)
Technology Hardware, Storage & Peripherals (0.3)%
Hewlett Packard Enterprise Co.	(18,409)	(436,293)
Xerox Corp.	(59,113)	(433,890)
Total		(870,183)
Total Information Technology		(10,452,955)
Materials (1.0)%
Chemicals (0.5)%
Agrium, Inc.	(1,989)	(190,049)
Air Products & Chemicals, Inc.	(776)	(104,985)
Axalta Coating Systems Ltd.(b)	(5,462)	(175,876)
Ecolab, Inc.	(985)	(123,460)
International Flavors & Fragrances, Inc.	(874)	(115,831)
Platform Specialty Products Corp.(b)	(35,862)	(466,923)
WR Grace & Co.	(4,129)	(287,833)
Total		(1,464,957)
Construction Materials (0.1)%
Vulcan Materials Co.	(2,255)	(271,683)
Containers & Packaging (0.1)%
Sonoco Products Co.	(3,504)	(185,432)
Metals & Mining (0.3)%
Alcoa Corp.	(4,700)	(161,680)
Arcelormittal (b)	(38,970)	(325,399)
BHP Billiton Ltd., ADR	(7,500)	(272,400)
Southern Copper Corp.	(2,348)	(84,270)
Total		(843,749)
Total Materials		(2,765,821)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate (0.2)%
Equity Real Estate Investment Trusts (REITS) (0.2)%
Lamar Advertising Co., Class A	(2,640)	(197,313)
Life Storage, Inc.	(2,973)	(244,143)
Total		(441,456)
Total Real Estate		(441,456)
Telecommunication Services (0.1)%
Diversified Telecommunication Services (0.1)%
Verizon Communications, Inc.	(5,348)	(260,715)
Total Telecommunication Services		(260,715)
Utilities (1.0)%
Electric Utilities (0.2)%
PPL Corp.	(8,238)	(308,019)
Southern Co. (The)	(6,872)	(342,088)
Total		(650,107)
Independent Power and Renewable Electricity Producers (0.3)%
Calpine Corp.(b)	(25,655)	(283,488)
NRG Energy, Inc.	(22,530)	(421,311)
Total		(704,799)
Multi-Utilities (0.4)%
Consolidated Edison, Inc.	(5,034)	(390,941)
Dominion Resources, Inc.	(4,092)	(317,416)
Sempra Energy	(3,562)	(393,601)
Total		(1,101,958)
Water Utilities (0.1)%
Aqua America, Inc.	(7,479)	(240,450)
Total Utilities		(2,697,314)
Total Common Stocks (Proceeds $44,586,501)		(47,407,929)
Total Investments Sold Short (Proceeds $44,586,501)		(47,407,929)
Total Investments, Net of Investments Sold Short		248,606,549
Other Assets & Liabilities, Net		23,651,592
Net Assets		272,258,141

At March 31, 2017, securities and/or cash totaling $34,662,873 were pledged as collateral.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017	9

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2017 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts open at March 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	4/12/2017	4,115,000 CHF	4,192,093 USD	81,976	—
Barclays	4/12/2017	21,784,000 CHF	21,654,076 USD	—	(104,074)
Barclays	4/12/2017	13,228,778 USD	13,167,000 CHF	—	(77,403)
Barclays	5/26/2017	400,000 CHF	407,762 USD	7,175	—
BNP Paribas	4/12/2017	975,110,000 JPY	8,841,808 USD	80,227	—
BNP Paribas	4/12/2017	8,661,648 USD	975,110,000 JPY	99,933	—
BNP Paribas	5/26/2017	200,000 CAD	149,585 USD	—	(916)
BNP Paribas	5/26/2017	5,500,000 NOK	647,930 USD	7,020	—
BNP Paribas	5/26/2017	200,000 NZD	140,485 USD	480	—
BNP Paribas	5/26/2017	2,855,157 SEK	326,509 USD	7,080	—
BNP Paribas	5/26/2017	381,215 USD	500,000 AUD	419	—
BNP Paribas	5/26/2017	408,065 USD	400,000 CHF	—	(7,478)
BNP Paribas	5/26/2017	1,211,924 USD	1,111,857 EUR	—	(22,898)
BNP Paribas	5/26/2017	125,540 USD	100,000 GBP	—	(96)
BNP Paribas	5/26/2017	3,090,735 USD	340,030,284 JPY	—	(30,415)
BNP Paribas	5/26/2017	1,259,925 USD	1,753,123 SGD	—	(6,134)
Citi	4/12/2017	189,600,000 SEK	21,403,347 USD	236,267	—
Citi	5/26/2017	5,200,000 SGD	3,736,121 USD	17,208	—
Credit Suisse	4/12/2017	12,471,000 NZD	8,775,319 USD	34,945	—
Credit Suisse	4/12/2017	8,638,288 USD	12,471,000 NZD	102,086	—
Credit Suisse	5/26/2017	1,100,000 AUD	840,552 USD	957	—
Credit Suisse	5/26/2017	2,500,000 CAD	1,872,133 USD	—	(9,131)
Credit Suisse	5/26/2017	3,900,000 CHF	3,972,377 USD	66,648	—
Credit Suisse	5/26/2017	2,086,868 EUR	2,270,456 USD	38,747	—
Credit Suisse	5/26/2017	700,000 GBP	876,460 USD	—	(1,648)
Credit Suisse	5/26/2017	276,600,000 JPY	2,507,331 USD	17,893	—
Credit Suisse	5/26/2017	29,200,000 SEK	3,332,910 USD	66,076	—
Credit Suisse	5/26/2017	1,753,123 SGD	1,258,740 USD	4,949	—
Credit Suisse	5/26/2017	510,449 USD	4,332,504 NOK	—	(5,586)
Credit Suisse	5/26/2017	70,243 USD	100,000 NZD	—	(240)
Deutsche Bank	4/12/2017	1,741,000 NOK	205,206 USD	2,422	—
Deutsche Bank	4/12/2017	8,634,734 USD	11,343,000 AUD	30,076	—
Deutsche Bank	4/12/2017	21,616,767 USD	184,987,000 NOK	—	(70,279)
Deutsche Bank	5/26/2017	1,153,072 CHF	1,174,567 USD	19,801	—
Deutsche Bank	5/26/2017	1,424,989 EUR	1,550,459 USD	26,567	—
Deutsche Bank	5/26/2017	2,900,000 GBP	3,630,510 USD	—	(7,366)
Deutsche Bank	5/26/2017	212,030,284 JPY	1,922,654 USD	14,352	—
Deutsche Bank	5/26/2017	2,203,329 NOK	259,791 USD	3,039	—
Deutsche Bank	5/26/2017	2,100,000 NZD	1,474,578 USD	4,521	—
Deutsche Bank	5/26/2017	203,723 USD	266,653 AUD	—	(195)
Deutsche Bank	5/26/2017	524,286 USD	700,000 CAD	2,468	—
Deutsche Bank	5/26/2017	4,355,512 USD	38,155,157 SEK	—	(86,795)
Deutsche Bank	5/26/2017	6,318,522 USD	8,797,594 SGD	—	(26,697)
HSBC	4/12/2017	137,000 CAD	102,535 USD	—	(496)
HSBC	4/12/2017	13,007,358 USD	17,489,000 CAD	145,305	—
HSBC	5/26/2017	966,653 AUD	738,431 USD	616	—
HSBC	5/26/2017	500,000 CAD	374,641 USD	—	(1,612)
HSBC	5/26/2017	800,000 JPY	7,264 USD	64	—
HSBC	5/26/2017	11,129,175 NOK	1,311,555 USD	14,681	—
HSBC	5/26/2017	300,000 NZD	210,829 USD	821	—
HSBC	5/26/2017	203,898 USD	200,000 CHF	—	(3,605)
HSBC	5/26/2017	435,529 USD	400,000 EUR	—	(7,767)
HSBC	5/26/2017	1,879,511 USD	1,500,000 GBP	2,149	—
HSBC	5/26/2017	959,933 USD	8,400,000 SEK	—	(20,159)
HSBC	5/26/2017	1,724,748 USD	2,400,000 SGD	—	(8,326)
10	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at March 31, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
State Street	5/26/2017	600,000 CAD	449,425 USD	—	(2,079)
State Street	5/26/2017	535,193 USD	700,000 AUD	—	(906)
State Street	5/26/2017	3,362,591 USD	3,300,000 CHF	—	(57,744)
State Street	5/26/2017	870,860 USD	800,000 EUR	—	(15,335)
State Street	5/26/2017	626,500 USD	500,000 GBP	720	—
State Street	5/26/2017	3,510,873 USD	386,900,000 JPY	—	(28,720)
State Street	5/26/2017	282,728 USD	2,400,000 NOK	—	(3,057)
State Street	5/26/2017	1,546,219 USD	2,200,000 NZD	—	(6,159)
State Street	5/26/2017	411,314 USD	3,600,000 SEK	—	(8,554)
State Street	5/26/2017	2,370,710 USD	3,300,000 SGD	—	(10,631)
UBS	4/12/2017	20,090,000 EUR	21,525,408 USD	85,683	—
UBS	4/12/2017	13,241,254 USD	12,158,000 EUR	—	(266,431)
UBS	5/26/2017	100,000 CHF	101,895 USD	1,748	—
UBS	5/26/2017	300,000 EUR	326,457 USD	5,635	—
UBS	5/26/2017	135,900,000 JPY	1,232,763 USD	9,644	—
UBS	5/26/2017	28,800,000 SEK	3,288,734 USD	66,651	—
UBS	5/26/2017	7,000,000 SGD	5,027,652 USD	21,423	—
UBS	5/26/2017	1,528,770 USD	2,000,000 AUD	—	(2,235)
UBS	5/26/2017	2,321,837 USD	3,100,000 CAD	10,932	—
UBS	5/26/2017	751,711 USD	600,000 GBP	953	—
UBS	5/26/2017	1,426,117 USD	12,100,000 NOK	—	(16,113)
UBS	5/26/2017	210,794 USD	300,000 NZD	—	(786)
Total				1,340,357	(918,066)
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
10-Year Mini JGB	34	JPY	4,588,000	06/2017	369	—
90-Day Sterling	68	GBP	10,604,925	09/2017	2,966	—
Australian 10-Year Bond	222	AUD	21,785,780	06/2017	209,125	—
CAC40 Index	18	EUR	982,299	04/2017	29,444	—
DAX Index	2	EUR	657,655	06/2017	16,597	—
EURO STOXX 50	85	EUR	3,106,628	06/2017	82,784	—
Euro-Bund	116	EUR	19,975,528	06/2017	—	(58,241)
FTSE 100 Index	33	GBP	3,008,108	06/2017	—	(916)
FTSE/MIB Index	5	EUR	534,760	06/2017	23,922	—
Hang Seng Index	5	HKD	776,266	04/2017	—	(12,260)
IBEX 35 Index	6	EUR	666,502	04/2017	33,572	—
Long Gilt	42	GBP	6,713,492	06/2017	90,005	—
Mini MSCI Emerging Markets Index	108	USD	5,191,560	06/2017	112,271	—
MSCI Singapore IX ETS	39	SGD	973,989	04/2017	818	—
OMXS30 Index	81	SEK	1,430,279	04/2017	28,866	—
S&P 500 E-mini	116	USD	13,683,360	06/2017	—	(55,080)
S&P/TSE 60 Index	8	CAD	1,097,387	06/2017	121	—
SPI 200 Index	15	AUD	1,675,451	06/2017	29,904	—
TOPIX Index	31	JPY	4,211,578	06/2017	—	(84,334)
U.S. Treasury 10-Year Note	53	USD	6,601,813	06/2017	2,377	—
U.S. Treasury 5-Year Note	68	USD	8,005,406	06/2017	—	(3,848)
Total			116,270,766		663,141	(214,679)

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017	11

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2017 (Unaudited)
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
10-Year Mini JGB	(82)	JPY	(11,065,176)	06/2017	—	(674)
90-Day Euro$	(42)	USD	(10,349,850)	09/2017	6,961	—
Australian 10-Year Bond	(39)	AUD	(3,827,232)	06/2017	—	(48,635)
EURO STOXX 50	(49)	EUR	(1,790,880)	06/2017	—	(57,961)
FTSE 100 Index	(3)	GBP	(273,464)	06/2017	—	(117)
Long Gilt	(70)	GBP	(11,189,153)	06/2017	—	(97,682)
S&P 500 E-mini	(32)	USD	(3,774,720)	06/2017	20,001	—
S&P 500 E-mini	(115)	USD	(13,565,400)	06/2017	15,805	—
S&P/TSE 60 Index	(12)	CAD	(1,646,080)	06/2017	4,245	—
U.S. Treasury 10-Year Note	(95)	USD	(11,833,438)	06/2017	—	(4,643)
Total			(69,315,393)		47,012	(209,712)
Notes to Consolidated Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with securities sold short.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	168,540,026	13,186,469	(10,807,393)	170,919,102	(243)	291,692	170,919,102
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
12	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	11,906,850	—	—	—	11,906,850
Consumer Staples	7,871,458	—	—	—	7,871,458
Energy	5,119,305	—	—	—	5,119,305
Financials	10,432,125	—	—	—	10,432,125
Health Care	10,941,164	—	—	—	10,941,164
Industrials	8,874,866	—	—	—	8,874,866
Information Technology	18,712,739	—	—	—	18,712,739
Materials	3,782,305	—	—	—	3,782,305
Real Estate	1,646,151	—	—	—	1,646,151
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017	13

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	352,136	—	—	—	352,136
Utilities	3,860,326	—	—	—	3,860,326
Total Common Stocks	83,499,425	—	—	—	83,499,425
Exchange-Traded Funds	41,595,951	—	—	—	41,595,951
Money Market Funds	—	—	—	170,919,102	170,919,102
Total Investments	125,095,376	—	—	170,919,102	296,014,478
Investments Sold Short
Common Stocks
Consumer Discretionary	(6,249,301)	—	—	—	(6,249,301)
Consumer Staples	(4,604,227)	—	—	—	(4,604,227)
Energy	(3,085,772)	—	—	—	(3,085,772)
Financials	(5,032,445)	—	—	—	(5,032,445)
Health Care	(6,093,173)	—	—	—	(6,093,173)
Industrials	(5,724,750)	—	—	—	(5,724,750)
Information Technology	(10,452,955)	—	—	—	(10,452,955)
Materials	(2,765,821)	—	—	—	(2,765,821)
Real Estate	(441,456)	—	—	—	(441,456)
Telecommunication Services	(260,715)	—	—	—	(260,715)
Utilities	(2,697,314)	—	—	—	(2,697,314)
Total Common Stocks	(47,407,929)	—	—	—	(47,407,929)
Total Investments Sold Short	(47,407,929)	—	—	—	(47,407,929)
Total Investments, Net of Investments Sold Short	77,687,447	—	—	170,919,102	248,606,549
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,340,357	—	—	1,340,357
Futures Contracts	710,153	—	—	—	710,153
Liability
Forward Foreign Currency Exchange Contracts	—	(918,066)	—	—	(918,066)
Futures Contracts	(424,391)	—	—	—	(424,391)
Total	77,973,209	422,291	—	170,919,102	249,314,602
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
14	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/36	2.810%	6,345,000	6,354,456
Total Asset-Backed Securities — Agency (Cost $6,345,000)			6,354,456

Commercial Mortgage-Backed Securities - Non-Agency 2.2%

American Homes 4 Rent(a)
Series 2015-SFR1 Class A
04/17/52	3.467%	9,903,207	10,040,822
Commercial Mortgage Trust
Series 2015-CR22 Class A5
03/10/48	3.309%	1,940,000	1,951,284
Series 2015-LC19 Class A4
02/10/48	3.183%	835,000	838,067
Credit Suisse Mortgage Capital Certificates Trust
Series 2016-NXSR Class A4
12/15/49	3.795%	6,000,000	6,212,004
GS Mortgage Securities Trust
Series 2015-GC34 Class A4
10/10/48	3.506%	2,550,000	2,594,433
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 Class A5
12/15/47	3.405%	5,000,000	5,061,354
Series 2015-LC20 Class A4
04/15/50	2.925%	3,750,000	3,669,834
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $30,647,492)			30,367,798

Corporate Bonds & Notes 60.9%

Aerospace & Defense 1.0%
L-3 Communications Corp.
12/15/26	3.850%	3,690,000	3,741,332
Lockheed Martin Corp.
01/15/26	3.550%	1,035,000	1,051,916
09/01/36	6.150%	4,387,000	5,532,204
12/15/42	4.070%	3,505,000	3,440,729
Total			13,766,181
Banking 13.7%
Bank of America Corp.
01/20/28	3.824%	12,700,000	12,721,298
Bank of New York Mellon Corp. (The)(b)
Junior Subordinated
12/29/49	4.500%	5,161,000	4,870,694
12/31/49	4.625%	1,245,000	1,195,200
Citigroup, Inc.(b)
08/14/17	1.526%	14,005,000	14,017,605
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.
Subordinated
07/25/28	4.125%	9,130,000	8,977,976
05/18/46	4.750%	6,055,000	5,981,601
Fifth Third Bancorp(b)
Junior Subordinated
12/31/49	5.100%	3,097,000	3,035,060
JPMorgan Chase & Co.(b)
02/01/28	3.782%	24,035,000	24,261,794
Junior Subordinated
12/29/49	6.000%	933,000	972,932
12/31/49	6.100%	7,105,000	7,478,013
JPMorgan Chase & Co.
07/15/41	5.600%	4,640,000	5,533,873
Subordinated
06/01/45	4.950%	5,365,000	5,636,947
JPMorgan Chase Capital XXI(b)
Junior Subordinated
02/02/37	1.985%	1,148,000	1,005,189
JPMorgan Chase Capital XXIII(b)
Junior Subordinated
05/15/47	2.039%	955,000	824,881
KeyCorp Capital I(b)
Junior Subordinated
07/01/28	1.888%	4,665,000	4,128,525
Lloyds Banking Group PLC
12/01/45	5.300%	3,700,000	3,921,634
Subordinated
12/10/25	4.582%	22,945,000	23,304,617
M&T Bank Corp.(b)
Junior Subordinated
12/31/49	5.125%	3,708,000	3,689,460
Mellon Capital IV(b)
Junior Subordinated
06/29/49	4.000%	180,000	152,775
Northern Trust Corp.(b)
Junior Subordinated
12/31/49	4.600%	2,655,000	2,601,900
NTC Capital II(b)
Junior Subordinated
04/15/27	1.613%	245,000	221,725
PNC Financial Services Group, Inc. (The)(b)
Junior Subordinated
12/31/49	4.850%	5,449,000	5,420,066
Santander Issuances SAU
Subordinated
11/19/25	5.179%	3,600,000	3,735,241

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander UK Group Holdings PLC(a)
Subordinated
09/15/25	4.750%	3,092,000	3,085,278
09/15/45	5.625%	4,059,000	4,134,846
Wells Fargo & Co.
10/23/26	3.000%	18,565,000	17,775,115
Subordinated
11/02/43	5.375%	4,925,000	5,484,539
Wells Fargo & Co.(b)
Junior Subordinated
12/31/49	5.900%	14,502,000	15,141,538
Total			189,310,322
Cable and Satellite 2.0%
Charter Communications Operating LLC/Capital
10/23/45	6.484%	2,240,000	2,578,993
Comcast Corp.
11/15/35	6.500%	6,885,000	8,782,843
03/01/40	6.400%	3,000,000	3,848,226
Time Warner Cable LLC
06/15/39	6.750%	9,236,000	10,775,706
Time Warner Entertainment Co. LP
07/15/33	8.375%	1,640,000	2,188,286
Total			28,174,054
Chemicals 0.4%
LyondellBasell Industries NV
02/26/55	4.625%	5,275,000	4,943,814
Diversified Manufacturing 2.5%
General Electric Co.(b)
Junior Subordinated
12/31/49	5.000%	32,661,000	34,457,355
Electric 9.3%
Alabama Power Co.
01/02/46	4.300%	3,000,000	3,075,480
Arizona Public Service Co.
11/15/45	4.350%	4,374,000	4,521,141
Cleveland Electric Illuminating Co. (The)
12/15/36	5.950%	6,837,000	7,801,708
Commonwealth Edison Co.
03/15/36	5.900%	8,255,000	10,166,363
Consolidated Edison Co. of New York, Inc.
08/15/37	6.300%	7,300,000	9,379,894
06/15/46	3.850%	2,930,000	2,813,717
DTE Electric Co.
07/01/44	4.300%	4,135,000	4,347,952
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
10/01/26	2.850%	7,235,000	6,766,201
Duke Energy Corp.
09/01/46	3.750%	3,294,000	2,957,245
Duke Energy Indiana LLC
10/15/35	6.120%	4,540,000	5,550,459
E.ON International Finance BV(a)
04/30/38	6.650%	2,000,000	2,435,404
Exelon Corp.
04/15/46	4.450%	2,570,000	2,546,266
Florida Power & Light Co.
1st Mortgage
02/01/41	5.250%	7,704,000	9,133,200
Great Plains Energy, Inc.
04/01/27	3.900%	2,355,000	2,377,926
04/01/47	4.850%	1,610,000	1,650,522
Jersey Central Power & Light Co.
06/01/37	6.150%	1,910,000	2,214,551
MidAmerican Energy Co.
05/01/46	4.250%	5,255,000	5,425,330
Nevada Power Co.
09/15/40	5.375%	1,535,000	1,768,285
NextEra Energy Capital Holdings, Inc.(b)
Junior Subordinated
09/01/67	7.300%	1,520,000	1,531,400
Oncor Electric Delivery Co. LLC
04/01/45	3.750%	4,130,000	3,918,598
Pacific Gas & Electric Co.
03/15/46	4.250%	6,018,000	6,160,163
PacifiCorp
07/15/38	6.350%	7,081,000	9,260,921
Progress Energy, Inc.
12/01/39	6.000%	7,732,000	9,281,230
Southern California Edison Co.
1st Refunding Mortgage
03/15/43	3.900%	1,252,000	1,243,823
Southern Co. (The)
07/01/36	4.250%	4,375,000	4,248,939
07/01/46	4.400%	4,680,000	4,473,111
Toledo Edison Co. (The)
05/15/37	6.150%	2,605,000	3,139,549
Total			128,189,378
Finance Companies 0.5%
HSBC Finance Corp.
Subordinated
01/15/21	6.676%	5,680,000	6,420,717

2	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.2%
Anheuser-Busch InBev Finance, Inc.
02/01/46	4.900%	10,943,000	11,826,363
Kraft Heinz Foods Co.(a)
08/01/39	7.125%	4,155,000	5,267,829
Total			17,094,192
Health Care 1.3%
Express Scripts Holding Co.
07/15/46	4.800%	7,639,000	7,318,865
Medtronic, Inc.
03/15/45	4.625%	6,705,000	7,199,226
New York and Presbyterian Hospital (The)
08/01/36	3.563%	3,425,000	3,204,649
Total			17,722,740
Independent Energy 1.7%
Anadarko Petroleum Corp.
03/15/29	7.200%	3,108,000	3,628,466
09/15/36	6.450%	290,000	342,284
07/15/44	4.500%	6,205,000	5,853,139
Canadian Natural Resources Ltd.
02/15/37	6.500%	2,022,000	2,326,451
Noble Energy, Inc.
04/01/27	8.000%	3,511,000	4,363,948
11/15/44	5.050%	6,629,000	6,778,709
Total			23,292,997
Integrated Energy 1.8%
BP Capital Markets PLC
01/16/27	3.017%	4,835,000	4,640,739
04/14/27	3.588%	1,315,000	1,323,856
11/28/28	3.723%	1,580,000	1,598,894
Cenovus Energy, Inc.
11/15/39	6.750%	15,344,000	17,499,602
Total			25,063,091
Life Insurance 2.3%
Guardian Life Insurance Co. of America (The)(a)
09/30/39	7.375%	4,565,000	6,266,663
Subordinated
06/19/64	4.875%	1,600,000	1,628,989
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/65	4.500%	4,148,000	4,008,942
MetLife, Inc.(a),(b)
Junior Subordinated
04/08/68	9.250%	4,447,000	6,142,419
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
12/16/39	6.850%	1,040,000	1,374,706
Subordinated
09/15/44	4.900%	4,550,000	4,921,166
Voya Financial, Inc.
07/15/43	5.700%	5,356,000	5,935,203
06/15/46	4.800%	1,020,000	1,011,101
Total			31,289,189
Media and Entertainment 1.7%
21st Century Fox America, Inc.
03/15/33	6.550%	2,340,000	2,847,031
03/01/37	6.150%	1,010,000	1,194,328
02/15/41	6.150%	3,185,000	3,803,158
Thomson Reuters Corp.
11/23/43	5.650%	9,250,000	10,269,655
Time Warner, Inc.
01/15/26	3.875%	3,290,000	3,297,436
Viacom, Inc.
03/15/43	4.375%	2,070,000	1,794,218
Total			23,205,826
Metals and Mining 0.5%
BHP Billiton Finance USA Ltd.
09/30/43	5.000%	5,848,000	6,548,848
Midstream 4.0%
APT Pipelines Ltd.
07/15/27	4.250%	2,000,000	2,026,684
Columbia Pipeline Group, Inc.
06/01/45	5.800%	5,344,000	6,239,735
El Paso LLC
01/15/32	7.750%	2,223,000	2,772,830
Enterprise Products Operating LLC(b)
Junior Subordinated
08/01/66	4.742%	1,958,000	1,953,105
Kinder Morgan Energy Partners LP
01/15/38	6.950%	5,324,000	6,177,320
11/15/40	7.500%	3,800,000	4,588,378
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	970,000	929,838
12/15/26	4.500%	680,000	693,431
01/15/37	6.650%	1,461,000	1,637,696
06/01/42	5.150%	3,262,000	3,095,442
02/15/45	4.900%	4,179,000	3,915,067
Southern Natural Gas Co. LLC
03/01/32	8.000%	560,000	746,910
Southern Natural Gas Co. LLC(a)
03/15/47	4.800%	860,000	869,197

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transcanada Trust(b)
Junior Subordinated
08/15/76	5.875%	3,507,000	3,721,804
Transcontinental Gas Pipe Line Co., LLC
02/01/26	7.850%	3,270,000	4,198,821
Williams Partners LP
04/15/40	6.300%	2,975,000	3,334,094
09/15/45	5.100%	8,684,000	8,611,237
Total			55,511,589
Natural Gas 1.0%
KeySpan Corp.
11/15/30	8.000%	590,000	784,806
NiSource Finance Corp.
02/15/44	4.800%	3,351,000	3,522,528
Sempra Energy
11/15/25	3.750%	2,550,000	2,596,471
10/15/39	6.000%	6,025,000	7,176,642
Total			14,080,447
Oil Field Services 0.3%
Noble Holding International Ltd.(b)
03/16/18	5.750%	3,549,000	3,602,235
Other Industry 0.6%
Massachusetts Institute of Technology
07/01/14	4.678%	2,335,000	2,417,638
07/01/16	3.885%	2,315,000	2,010,895
President and Fellows of Harvard College
07/15/46	3.150%	1,749,000	1,614,652
07/15/56	3.300%	2,825,000	2,611,020
Total			8,654,205
Pharmaceuticals 4.0%
Actavis Funding SCS
03/15/35	4.550%	7,200,000	7,219,570
Actavis, Inc.
10/01/42	4.625%	4,970,000	4,867,822
Amgen, Inc.
05/01/45	4.400%	1,245,000	1,208,448
06/15/48	4.563%	7,683,000	7,630,348
Gilead Sciences, Inc.
03/01/46	4.750%	4,460,000	4,549,164
Johnson & Johnson
12/05/33	4.375%	10,574,000	11,654,800
03/03/37	3.625%	4,400,000	4,363,370
03/01/46	3.700%	5,345,000	5,227,715
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shire Acquisitions Investments Ireland DAC
09/23/26	3.200%	9,695,000	9,231,812
Total			55,953,049
Property & Casualty 1.5%
Berkshire Hathaway Finance Corp.
05/15/43	4.300%	3,635,000	3,732,331
Berkshire Hathaway, Inc.
02/11/43	4.500%	2,348,000	2,515,771
Loews Corp.
05/15/43	4.125%	15,270,000	14,650,359
Total			20,898,461
Railroads 0.8%
BNSF Funding Trust I(b)
Junior Subordinated
12/15/55	6.613%	458,000	526,700
Burlington Northern Santa Fe LLC
06/01/41	5.400%	3,000,000	3,504,966
CSX Corp.
11/01/66	4.250%	1,820,000	1,651,541
Kansas City Southern
08/15/45	4.950%	5,175,000	5,233,374
Total			10,916,581
Retailers 1.4%
CVS Health Corp.
07/20/45	5.125%	2,720,000	3,000,968
CVS Pass-Through Trust(a)
01/10/36	4.704%	8,626,379	8,900,050
08/11/36	4.163%	4,346,467	4,359,456
Wal-Mart Stores, Inc.
10/25/40	5.000%	3,330,000	3,786,806
Total			20,047,280
Technology 2.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
06/15/26	6.020%	5,000,000	5,450,905
Hewlett Packard Enterprise Co.(b)
10/15/45	6.350%	4,353,000	4,482,532
Intel Corp.
07/29/45	4.900%	2,830,000	3,173,248
Microsoft Corp.
02/06/37	4.100%	2,160,000	2,229,230
08/08/46	3.700%	10,810,000	10,147,455
02/06/57	4.500%	4,000,000	4,117,940

4	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
07/08/34	4.300%	3,110,000	3,228,084
07/15/36	3.850%	2,145,000	2,095,835
07/15/46	4.000%	590,000	562,871
05/15/55	4.375%	2,520,000	2,461,150
Total			37,949,250
Transportation Services 0.7%
ERAC U.S.A. Finance LLC(a)
10/15/37	7.000%	2,350,000	2,970,144
11/01/46	4.200%	3,785,000	3,441,477
FedEx Corp.
01/15/44	5.100%	3,359,000	3,615,026
Total			10,026,647
Wireless 0.5%
America Movil SAB de CV
07/16/42	4.375%	7,310,000	6,952,341
Wirelines 3.5%
AT&T, Inc.
03/01/37	5.250%	8,515,000	8,680,651
03/15/42	5.150%	4,630,000	4,593,692
06/15/44	4.800%	7,855,000	7,363,363
03/09/48	4.500%	4,185,000	3,721,469
Deutsche Telekom International Finance BV
06/01/32	9.250%	625,000	970,006
Orange SA
01/13/42	5.375%	3,200,000	3,548,816
Telefonica Emisiones SAU
06/20/36	7.045%	2,960,000	3,660,463
Verizon Communications, Inc.
11/01/42	3.850%	7,500,000	6,257,183
03/16/47	5.500%	3,000,000	3,144,435
09/15/48	4.522%	7,340,000	6,649,813
Total			48,589,891
Total Corporate Bonds & Notes (Cost $845,082,939)			842,660,680

Foreign Government Obligations(c) 3.9%

Colombia 0.4%
Colombia Government International Bond
01/18/41	6.125%	4,780,000	5,459,888
France 0.5%
Electricite de France SA(a)
10/13/55	5.250%	7,381,000	7,533,860
Foreign Government Obligations(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 1.7%
Mexico Government International Bond
03/08/44	4.750%	5,202,000	5,058,945
01/23/46	4.600%	5,320,000	5,093,900
Petroleos Mexicanos(a)
03/13/27	6.500%	1,189,000	1,279,067
Petroleos Mexicanos
06/15/35	6.625%	11,300,000	11,640,130
Total			23,072,042
Panama 0.1%
Panama Government International Bond
01/26/36	6.700%	1,470,000	1,852,200
Peru 0.4%
Peruvian Government International Bond
03/14/37	6.550%	4,440,000	5,733,150
Philippines 0.2%
Philippine Government International Bond
10/23/34	6.375%	2,530,000	3,360,007
Qatar 0.4%
Nakilat, Inc.(a)
12/31/33	6.067%	4,267,000	4,907,050
Uruguay 0.2%
Uruguay Government International Bond
11/20/45	4.125%	2,775,000	2,447,550
Total Foreign Government Obligations (Cost $53,868,782)			54,365,747

Municipal Bonds 5.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 1.4%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds Series 2010
08/01/49	6.750%	4,735,000	6,879,008
University of California
Revenue Bonds
General Tax Series 2012AD
05/15/12	4.858%	9,055,000	8,941,541
University of Texas System (The)
Revenue Bonds
Series 2017J
08/15/25	5.000%	1,440,000	1,744,027

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017J
08/15/26	5.000%	1,300,000	1,590,732
Total			19,155,308
Local General Obligation 0.4%
City of Chicago
Unlimited General Obligation Taxable Bonds
Series 2015B
01/01/33	7.375%	550,000	562,073
City of New York
Unlimited General Obligation Bonds
Series 2016B-1
12/01/41	5.000%	770,000	876,868
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds Series 2009
07/01/34	5.750%	3,310,000	4,062,826
Total			5,501,767
Ports 0.6%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th Series 2012
10/01/62	4.458%	8,175,000	8,536,417
Sales Tax 0.1%
Central Puget Sound Regional Transit Authority
Revenue Bonds
Green Bonds Series 2016S-1
11/01/46	5.000%	1,145,000	1,464,856
Special Non Property Tax 0.2%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013B
01/01/35	4.532%	3,315,000	3,571,250
State General Obligation 2.1%
Commonwealth of Massachusetts
Limited Tax General Obligation Bonds
Series 2016F
06/01/46	3.277%	3,125,000	2,848,062
State of California
Unlimited General Obligation Bonds
Taxable Build America Bonds Series 2009
04/01/39	7.550%	11,170,000	16,363,268
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Mississippi
Unlimited General Obligation Bonds
Series 2016B
12/01/27	5.000%	445,000	541,521
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund Series 2017
10/01/33	5.000%	2,855,000	3,377,351
Transportation Commission Mobility Fund Series 2017
10/01/34	5.000%	5,045,000	5,943,060
Total			29,073,262
Transportation 0.5%
Metropolitan Transportation Authority
Revenue Bonds
Series 2010 (BAM)
11/15/39	6.648%	5,200,000	6,829,056
Water & Sewer 0.4%
City of Chicago Waterworks
Revenue Bonds
2nd Lien Series 2012
11/01/42	5.000%	2,320,000	2,455,210
Build America Bonds Series 2010
11/01/40	6.742%	625,000	775,106
New York City Water & Sewer System
Revenue Bonds
Build America Bonds Series 2010
06/15/42	5.724%	1,550,000	1,999,143
Total			5,229,459
Total Municipal Bonds (Cost $80,794,347)			79,361,375

Preferred Debt 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.1%
M&T Bank Corp.(b)
12/31/49	6.375%	270	301,050
State Street Corp.(b)
12/31/49	5.350%	43,300	1,140,089
Total			1,441,139

6	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2017 (Unaudited)
Preferred Debt (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.1%
Allstate Corp. (The)(b)
01/15/53	5.100%	36,723	976,098
Total Preferred Debt (Cost $2,243,765)			2,417,237

U.S. Government & Agency Obligations 3.6%

Residual Funding Corp.(d)
STRIPS
01/15/30	0.000%	8,428,000	5,615,728
04/15/30	0.000%	65,960,000	43,650,679
Total U.S. Government & Agency Obligations (Cost $52,256,203)			49,266,407

U.S. Treasury Obligations 21.9%

U.S. Treasury
02/28/19	1.125%	1,515,000	1,511,567
03/15/20	1.625%	1,530,000	1,535,499
02/28/22	1.875%	16,809,000	16,774,857
02/29/24	2.125%	7,282,000	7,242,743
02/15/27	2.250%	14,779,000	14,590,228
02/15/31	5.375%	11,576,000	15,457,120
05/15/41	4.375%	50,109,000	62,383,751
11/15/46	2.875%	124,002,400	120,316,180
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(d),(e)
STRIPS
11/15/18	0.000%	19,436,000	19,068,465
U.S. Treasury(d)
STRIPS
11/15/19	0.000%	11,055,900	10,641,414
02/15/40	0.000%	38,410,800	19,262,594
11/15/41	0.000%	13,661,000	6,406,831
05/15/43	0.000%	19,069,000	8,457,998
Total U.S. Treasury Obligations (Cost $300,797,420)			303,649,247

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(f),(g)	12,078,736	12,078,736
Total Money Market Funds (Cost $12,077,644)		12,078,736
Total Investments (Cost: $1,384,113,592)		1,380,521,683
Other Assets & Liabilities, Net		3,066,887
Net Assets		1,383,588,570

At March 31, 2017, securities and/or cash totaling $10,723,859 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	506	USD	76,326,937	06/2017	358,123	—
U.S. Ultra Bond	1,230	USD	197,568,750	06/2017	958,345	—
U.S. Ultra Bond	63	USD	10,119,375	06/2017	29,627	—
U.S. Ultra Bond	8	USD	1,285,000	06/2017	23,734	—
Total			285,300,062		1,369,829	—

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(72)	USD	(8,968,500)	06/2017	—	(1,244)
U.S. Treasury 10-Year Note	(940)	USD	(117,088,750)	06/2017	—	(45,942)
U.S. Treasury 2-Year Note	(186)	USD	(40,260,282)	06/2017	—	(6,166)
U.S. Treasury 5-Year Note	(153)	USD	(18,012,164)	06/2017	9,287	—
U.S. Treasury 5-Year Note	(11)	USD	(1,294,992)	06/2017	—	(21)
U.S. Treasury 5-Year Note	(565)	USD	(66,515,508)	06/2017	—	(89,439)
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2017 (Unaudited)
Short futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	(66)	USD	(8,836,781)	06/2017	—	(2,195)
U.S. Treasury Ultra 10-Year Note	(151)	USD	(20,217,484)	06/2017	—	(233,518)
Total			(281,194,461)		9,287	(378,525)
Credit default swap contracts outstanding at March 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	McDonald’s Corp.	6/20/2022	1.000	USD	1,355,000	(47,492)	(452)	—	(44,167)	—	(3,777)
Citi	Goldman Sachs Group, Inc.	6/20/2022	1.000	USD	2,640,000	(23,499)	(880)	—	(19,220)	—	(5,159)
JPMorgan	Goldman Sachs Group, Inc.	6/20/2022	1.000	USD	18,520,000	(164,842)	(6,173)	—	(107,703)	—	(63,312)
Total								—	(171,090)	—	(72,248)
Cleared credit default swap contracts outstanding at March 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000	USD	64,410,000	—	(390,119)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	50,400,000	—	(46,391)
Total						—	(436,510)

Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2024	1.000	0.923	USD	34,045,000	18,312	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2027	1.000	1.095	USD	46,110,000	—	(30,250)
Total							18,312	(30,250)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $89,018,270 or 6.43% of net assets.
(b)	Variable rate security.
(c)	Principal and interest may not be guaranteed by the government.
(d)	Zero coupon bond.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2017.
8	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	522,073	91,318,715	(79,762,052)	12,078,736	(959)	16,452	12,078,736
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,384,114,000	23,384,000	(26,976,000)	(3,592,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	6,354,456	—	—	6,354,456
Commercial Mortgage-Backed Securities - Non-Agency	—	30,367,798	—	—	30,367,798
Corporate Bonds & Notes	—	842,660,680	—	—	842,660,680
Foreign Government Obligations	—	54,365,747	—	—	54,365,747
Municipal Bonds	—	79,361,375	—	—	79,361,375
Preferred Debt	2,417,237	—	—	—	2,417,237
U.S. Government & Agency Obligations	—	49,266,407	—	—	49,266,407
U.S. Treasury Obligations	239,811,945	63,837,302	—	—	303,649,247
Money Market Funds	—	—	—	12,078,736	12,078,736
Total Investments	242,229,182	1,126,213,765	—	12,078,736	1,380,521,683
Derivatives
Asset
Futures Contracts	1,379,116	—	—	—	1,379,116
Swap Contracts	—	18,312	—	—	18,312
Liability
Futures Contracts	(378,525)	—	—	—	(378,525)
Swap Contracts	—	(539,008)	—	—	(539,008)
Total	243,229,773	1,125,693,069	—	12,078,736	1,381,001,578
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 1.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
BAE Systems Holdings, Inc.(b)
10/07/24	3.800%		35,000	35,908
L-3 Communications Corp.
05/28/24	3.950%		33,000	33,996
Lockheed Martin Corp.
11/23/18	1.850%		17,000	17,047
01/15/23	3.100%		5,000	5,068
Northrop Grumman Corp.
06/01/18	1.750%		65,000	65,108
Total				157,127
Banking 0.1%
Bank of America Corp.
01/20/28	3.824%		65,000	65,109
Bank of Nova Scotia (The)
06/11/18	1.700%		35,000	35,086
Citigroup, Inc.
05/01/26	3.400%		30,000	29,231
10/21/26	3.200%		35,000	33,480
Goldman Sachs Group, Inc. (The)
02/25/26	3.750%		39,000	39,250
01/26/27	3.850%		20,000	20,098
JPMorgan Chase & Co.
03/01/18	1.700%		20,000	20,005
03/22/19	1.850%		20,000	20,005
10/01/26	2.950%		34,000	32,326
Morgan Stanley
07/27/26	3.125%		15,000	14,317
01/20/27	3.625%		40,000	39,708
Wells Fargo & Co.
10/23/26	3.000%		60,000	57,447
Total				406,062
Cable and Satellite 0.1%
Comcast Corp.
02/15/18	5.875%		30,000	31,140
03/01/26	3.150%		20,000	19,678
07/15/46	3.400%		10,000	8,556
Sky PLC(b)
11/24/23	1.875%	EUR	100,000	111,766
Total				171,140
Chemicals 0.0%
LYB International Finance BV
03/15/44	4.875%		10,000	10,359
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Diversified Manufacturing 0.1%
General Electric Co.
10/09/42	4.125%		15,000	15,279
Honeywell International, Inc.
10/30/19	1.400%		40,000	39,697
02/22/23	1.300%	EUR	100,000	111,052
United Technologies Corp.
11/01/46	3.750%		20,000	18,777
Total				184,805
Electric 0.3%
Appalachian Power Co.
05/15/44	4.400%		10,000	10,227
06/01/45	4.450%		5,000	5,180
Arizona Public Service Co.
05/15/46	3.750%		15,000	14,118
Berkshire Hathaway Energy Co.
11/15/23	3.750%		25,000	26,128
02/01/45	4.500%		29,000	30,164
CMS Energy Corp.
03/01/24	3.875%		35,000	36,118
11/15/25	3.600%		45,000	45,008
02/15/27	2.950%		25,000	23,699
Consolidated Edison Co. of New York, Inc.
06/15/46	3.850%		10,000	9,603
Dominion Resources, Inc.
06/15/18	1.900%		45,000	44,967
DTE Energy Co.
06/01/24	3.500%		35,000	35,074
10/01/26	2.850%		115,000	107,548
Duke Energy Corp.
10/15/23	3.950%		129,000	135,060
09/01/46	3.750%		15,000	13,467
Duke Energy Florida LLC
01/15/27	3.200%		15,000	15,081
Duke Energy Progress LLC
10/15/46	3.700%		10,000	9,559
Emera US Finance LP
06/15/26	3.550%		10,000	9,830
06/15/46	4.750%		30,000	30,299
Eversource Energy
01/15/18	1.600%		11,000	10,993
05/01/18	1.450%		78,000	77,713
03/15/22	2.750%		5,000	5,014
Indiana Michigan Power Co.
03/15/23	3.200%		50,000	50,514
innogy Finance II BV
02/14/33	5.750%	EUR	15,000	23,526

Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
04/01/19	2.300%		5,000	5,030
Oncor Electric Delivery Co. LLC
09/30/17	5.000%		76,000	77,334
Pacific Gas & Electric Co.
02/15/24	3.750%		15,000	15,679
03/15/27	3.300%		10,000	10,052
02/15/44	4.750%		30,000	32,919
Public Service Enterprise Group, Inc.
11/15/19	1.600%		15,000	14,841
Sierra Pacific Power Co.
05/01/26	2.600%		10,000	9,583
Southern California Edison Co.
02/01/45	3.600%		5,000	4,723
Southern Co. (The)
07/01/46	4.400%		50,000	47,790
TransAlta Corp.
06/03/17	1.900%		45,000	45,000
Virginia Electric & Power Co.
11/15/46	4.000%		5,000	4,937
WEC Energy Group, Inc.
06/15/18	1.650%		20,000	19,991
06/15/25	3.550%		20,000	20,373
Western Power Distribution PLC(b)
11/06/23	3.625%	GBP	100,000	135,840
Xcel Energy, Inc.
05/15/20	4.700%		38,000	40,367
12/01/26	3.350%		50,000	49,993
Total				1,303,342
Food and Beverage 0.2%
Anheuser-Busch InBev Finance, Inc.
02/01/26	3.650%		110,000	111,232
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%		60,000	59,940
ConAgra Foods, Inc.
01/25/23	3.200%		80,000	80,338
General Mills, Inc.
10/20/17	1.400%		20,000	20,009
Kellogg Co.
12/01/23	2.650%		20,000	19,535
Kraft Heinz Foods Co.
06/05/17	2.250%		13,000	13,022
06/01/46	4.375%		25,000	23,460
Molson Coors Brewing Co.(b)
03/15/19	1.900%		15,000	14,992
Molson Coors Brewing Co.
07/15/24	1.250%	EUR	100,000	106,593
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PepsiCo, Inc.
02/22/19	1.500%	45,000	45,004
Sysco Corp.
07/15/21	2.500%	10,000	9,967
Tyson Foods, Inc.
08/15/19	2.650%	25,000	25,275
Wm. Wrigley Jr., Co.(b)
10/21/18	2.400%	8,000	8,065
10/21/19	2.900%	60,000	61,070
Total			598,502
Health Care 0.0%
Becton Dickinson and Co.
12/15/44	4.685%	10,000	10,438
Express Scripts Holding Co.
07/15/46	4.800%	20,000	19,162
Medtronic Global Holdings SCA
03/28/19	1.700%	45,000	44,988
Total			74,588
Healthcare Insurance 0.0%
UnitedHealth Group, Inc.
12/15/17	1.400%	43,000	43,001
04/15/47	4.250%	10,000	10,210
Total			53,211
Independent Energy 0.0%
Anadarko Petroleum Corp.
07/15/44	4.500%	15,000	14,149
Canadian Natural Resources Ltd.
05/15/17	5.700%	6,000	6,029
02/01/35	5.850%	15,000	16,163
Noble Energy, Inc.
11/15/43	5.250%	11,000	11,439
Woodside Finance Ltd.(b)
03/05/25	3.650%	20,000	19,694
Total			67,474
Integrated Energy 0.0%
Cenovus Energy, Inc.
09/15/42	4.450%	37,000	32,766
09/15/43	5.200%	25,000	24,688
Total			57,454
Life Insurance 0.1%
Five Corners Funding Trust(b)
11/15/23	4.419%	105,000	111,780

2	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/64	4.875%	35,000	35,634
MetLife, Inc.
12/15/17	1.756%	5,000	5,000
09/15/23	4.368%	25,000	26,916
03/01/45	4.050%	5,000	4,849
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
03/30/40	6.063%	15,000	19,021
Peachtree Corners Funding Trust(b)
02/15/25	3.976%	100,000	100,408
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/44	4.900%	50,000	54,079
TIAA Asset Management Finance Co. LLC(b)
11/01/19	2.950%	15,000	15,247
Total			372,934
Media and Entertainment 0.0%
21st Century Fox America, Inc.
09/15/44	4.750%	40,000	40,398
21st Century Fox America, Inc.(b)
11/15/46	4.750%	5,000	5,012
Scripps Networks Interactive, Inc.
11/15/24	3.900%	17,000	17,256
Thomson Reuters Corp.
10/15/19	4.700%	15,000	15,902
05/23/43	4.500%	10,000	9,406
Total			87,974
Midstream 0.1%
Enterprise Products Operating LLC
05/07/18	1.650%	17,000	16,981
02/15/45	5.100%	13,000	13,578
05/15/46	4.900%	7,000	7,165
Kinder Morgan Energy Partners LP
03/01/43	5.000%	50,000	47,460
Kinder Morgan, Inc.
02/15/46	5.050%	15,000	14,561
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	17,000	16,296
10/15/23	3.850%	40,000	40,110
11/01/24	3.600%	5,000	4,840
06/15/44	4.700%	21,000	19,005
Southern Natural Gas Co. LLC(b)
04/01/17	5.900%	10,000	10,001
03/15/47	4.800%	22,000	22,235
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Partners LP
09/15/45	5.100%	31,000	30,740
Total			242,972
Natural Gas 0.0%
NiSource Finance Corp.
02/15/43	5.250%	30,000	33,133
Sempra Energy
04/01/17	2.300%	25,000	25,001
06/15/24	3.550%	100,000	101,269
Total			159,403
Pharmaceuticals 0.0%
Actavis Funding
03/15/45	4.750%	15,000	15,064
Amgen Inc.
06/15/51	4.663%	33,000	33,020
Gilead Sciences, Inc.
03/01/47	4.150%	10,000	9,326
Pfizer, Inc.
06/01/18	1.200%	65,000	64,918
Shire Acquisitions Investments Ireland DAC
09/23/19	1.900%	40,000	39,712
Teva Pharmaceutical Finance III BV
10/01/26	3.150%	5,000	4,608
Teva Pharmaceutical Finance Netherlands III BV
10/01/46	4.100%	5,000	4,307
Total			170,955
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	18,000	18,907
CNA Financial Corp.
05/15/24	3.950%	11,000	11,289
03/01/26	4.500%	10,000	10,569
Liberty Mutual Group, Inc.(b)
06/15/23	4.250%	82,000	86,118
Total			126,883
Railroads 0.0%
CSX Corp.
11/01/46	3.800%	35,000	31,929
Refining 0.0%
Phillips 66
05/01/17	2.950%	30,000	30,040

Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Restaurants 0.0%
McDonald’s Corp.
03/01/18	5.350%		50,000	51,715
12/09/45	4.875%		10,000	10,636
Total				62,351
Retailers 0.0%
CVS Health Corp.
06/01/21	2.125%		30,000	29,426
07/20/22	3.500%		10,000	10,292
07/20/25	3.875%		30,000	30,910
Target Corp.
04/15/46	3.625%		5,000	4,513
Wal-Mart Stores, Inc.
04/11/18	1.125%		15,000	14,974
Total				90,115
Technology 0.1%
Apple, Inc.
02/23/18	1.300%		35,000	35,014
02/09/45	3.450%		24,000	21,392
Cisco Systems, Inc.
09/20/19	1.400%		35,000	34,732
International Business Machine Corp.
11/19/19	1.375%	EUR	100,000	110,671
Microsoft Corp.
11/03/18	1.300%		10,000	9,998
02/06/47	4.250%		5,000	5,125
Oracle Corp.
09/15/21	1.900%		20,000	19,652
Total				236,584
Transportation Services 0.1%
ERAC U.S.A. Finance LLC(b)
11/01/23	2.700%		35,000	33,545
11/15/24	3.850%		10,000	10,193
12/01/26	3.300%		65,000	62,264
FedEx Corp.
04/01/46	4.550%		15,000	14,989
Heathrow Funding Ltd.(b)
02/15/23	5.225%	GBP	50,000	74,542
Total				195,533
Wireless 0.0%
Rogers Communications, Inc.
03/15/23	3.000%		36,000	35,942
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.0%
AT&T, Inc.
06/15/45	4.350%	48,000	42,249
03/01/47	5.450%	15,000	15,334
Verizon Communications, Inc.
11/01/42	3.850%	35,000	29,200
03/15/55	4.672%	25,000	22,325
Total			109,108
Total Corporate Bonds & Notes (Cost $5,082,354)			5,036,787

Equity Funds 15.8%
	Shares	Value ($)
International 4.0%
Variable Portfolio – DFA International Value Fund, Class 1 Shares(c)	411,087	4,036,879
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(c)	329,264	3,460,562
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(c)	367,756	4,221,836
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(c)	457,867	4,862,552
Total		16,581,829
U.S. Large Cap 9.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(c),(d)	176,713	3,419,393
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(c),(d)	256,199	10,619,448
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(c),(d)	156,795	3,612,552
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(c),(d)	218,870	3,136,404
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(c),(d)	86,941	1,850,972
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(c),(d)	149,068	3,558,244
Variable Portfolio – MFS Value Fund, Class 1 Shares(c),(d)	83,463	1,855,389
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(c),(d)	216,246	3,894,590
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(c),(d)	121,513	2,725,546
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares(c),(d)	89,468	2,004,094

4	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2017 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(c),(d)	91,211	1,859,789
Total		38,536,421
U.S. Mid Cap 1.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(c),(d)	42,405	954,547
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(c),(d)	46,323	959,341
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares(c),(d)	63,717	1,315,750
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(c),(d)	54,784	1,306,600
Total		4,536,238
U.S. Small Cap 1.5%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(c),(d)	119,037	2,511,671
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(c),(d)	95,039	1,830,462
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(c),(d)	76,757	2,010,272
Total		6,352,405
Total Equity Funds (Cost $55,753,967)		66,006,893

Exchange-Traded Funds 7.0%

iShares MSCI EAFE ETF	193,532	12,055,108
SPDR S&P 500 ETF Trust	73,425	17,309,210
Total Exchange-Traded Funds (Cost $26,202,008)		29,364,318

Fixed-Income Funds 54.6%

Investment Grade 54.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(c)	4,347,793	45,477,910
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(c)	1,433,551	13,676,079
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(c)	2,302,706	23,303,386
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(c)	1,305,467	13,616,016
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(c)	4,133,708	45,760,151
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares(c)	3,194,836	34,855,665
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(c)	4,304,699	45,457,619
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(c)	559,075	5,657,836
Total		227,804,662
Total Fixed-Income Funds (Cost $226,368,692)		227,804,662

Foreign Government Obligations(a),(e) 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 0.0%
Enexis Holding NV(b)
10/20/23	1.500%	EUR	100,000	112,626
Total Foreign Government Obligations (Cost $113,825)				112,626

Residential Mortgage-Backed Securities - Agency 5.9%

Federal National Mortgage Association(f)
04/19/32	2.500%		8,592,000	8,596,028
04/19/32	3.000%		592,000	606,994
04/12/47	4.000%		592,000	620,952
04/19/32- 04/12/47	3.500%		14,340,000	14,747,743
Total Residential Mortgage-Backed Securities - Agency (Cost $24,406,142)				24,571,717

U.S. Treasury Obligations 0.0%

U.S. Treasury
05/15/45	3.000%		40,000	39,767
Total U.S. Treasury Obligations (Cost $39,174)				39,767

Options Purchased Puts 0.3%
Issuer	Notional ($)/Contracts	Exercise Price	Expiration Date	Value ($)
S&P 500 Index
	25	1,700.00	06/15/18	59,750
	65	1,800.00	06/15/18	208,325
	70	1,850.00	06/15/18	259,700
	62	1,800.00	12/21/18	317,130
	43	1,850.00	12/21/18	247,895
Total Options Purchased Puts (Cost $2,528,324)				1,092,800

Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2017 (Unaudited)
Money Market Funds 20.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(c),(g)	85,255,491	85,255,491
Total Money Market Funds (Cost $85,255,256)		85,255,491
Total Investments (Cost: $425,749,742)		439,285,061
Other Assets & Liabilities, Net		(22,244,587)
Net Assets		417,040,474
At March 31, 2017, securities and/or cash totaling $1,790,180 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at March 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Standard Chartered	4/7/2017	170,000 GBP	211,713 USD	—	(1,295)
State Street	4/7/2017	46,000 CAD	35,163 USD	571	—
State Street	4/7/2017	34,995 USD	46,000 CAD	—	(403)
UBS	4/7/2017	229,000 EUR	246,237 USD	1,907	—
UBS	4/7/2017	314,000 EUR	333,293 USD	—	(1,728)
Total				2,478	(3,426)
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
BP Currency	10	USD	784,750	06/2017	15,276	—
Canadian Government 10-Year Bond	1	CAD	103,260	06/2017	785	—
Euro FX	6	USD	804,150	06/2017	5,303	—
EURO STOXX 50	14	EUR	511,680	06/2017	15,014	—
Euro-Bobl	1	EUR	140,604	06/2017	—	(877)
Euro-Bund	2	EUR	344,406	06/2017	—	(2,651)
FTSE 100 Index	4	GBP	364,619	06/2017	341	—
JPY Currency	13	USD	1,464,369	06/2017	33,766	—
Long Gilt	1	GBP	159,845	06/2017	2,668	—
S&P 500 E-mini	161	USD	18,991,560	06/2017	—	(76,184)
S&P 500 Index	1	USD	589,800	06/2017	—	(2,341)
SPI 200 Index	6	AUD	670,180	06/2017	13,341	—
TOPIX Index	18	JPY	2,445,432	06/2017	—	(46,052)
U.S. Long Bond	37	USD	5,581,219	06/2017	18,538	—
U.S. Treasury 10-Year Note	160	USD	19,930,000	06/2017	8,425	—
U.S. Treasury 2-Year Note	123	USD	26,623,734	06/2017	938	—
U.S. Treasury 5-Year Note	5	USD	588,633	06/2017	814	—
U.S. Treasury 5-Year Note	152	USD	17,894,438	06/2017	—	(6,474)
U.S. Ultra Bond	4	USD	642,500	06/2017	2,985	—
Total			98,635,179		118,194	(134,579)

6	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2017 (Unaudited)
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P/TSE 60 Index	(3)	CAD	(411,520)	06/2017	1,088	—
U.S. Long Bond	(8)	USD	(1,206,750)	06/2017	—	(6,699)
U.S. Treasury 2-Year Note	(1)	USD	(216,453)	06/2017	—	(189)
U.S. Treasury 2-Year Note	(17)	USD	(3,679,703)	06/2017	—	(564)
U.S. Treasury Ultra 10-Year Note	(4)	USD	(535,563)	06/2017	—	(5,437)
U.S. Ultra Bond	(1)	USD	(160,625)	06/2017	—	(791)
Total			(6,210,614)		1,088	(13,680)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $1,140,040 or 0.27% of net assets.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	96,565,730	7,968,114	(19,278,353)	85,255,491	(123)	149,790	85,255,491
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	200,106	2,085	(25,478)	176,713	43,412	—	3,419,393
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	286,601	3,416	(33,818)	256,199	108,656	—	10,619,448
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	174,860	1,778	(19,843)	156,795	30,762	—	3,612,552
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	4,695,723	42,846	(390,776)	4,347,793	(64,012)	—	45,477,910
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	252,029	3,126	(36,285)	218,870	25,631	—	3,136,404
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	1,543,856	16,696	(127,001)	1,433,551	(94,607)	—	13,676,079
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2,498,706	39,119	(235,119)	2,302,706	(151,892)	—	23,303,386
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares	48,196	684	(6,475)	42,405	12,241	—	954,547
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares	50,749	772	(5,198)	46,323	13,798	—	959,341
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	96,788	1,793	(11,640)	86,941	39,310	—	1,850,972
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	127,273	3,666	(11,902)	119,037	29,442	—	2,511,671
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	1,409,488	13,419	(117,440)	1,305,467	(36,659)	—	13,616,016
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	4,460,230	45,820	(372,342)	4,133,708	(88,426)	—	45,760,151
Variable Portfolio – DFA International Value Fund, Class 1 Shares	548,273	22,223	(159,409)	411,087	40,313	23,765	4,036,879
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	3,439,791	35,937	(280,892)	3,194,836	(83,658)	—	34,855,665
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	72,614	593	(9,490)	63,717	14,921	—	1,315,750
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	210,675	157,946	(39,357)	329,264	3,755	7,126	3,460,562
Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	232,960	3,988	(87,880)	149,068	181,570	—	3,558,244
Variable Portfolio – MFS Value Fund, Class 1 Shares	93,916	1,239	(11,692)	83,463	24,712	—	1,855,389
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	243,090	2,861	(29,705)	216,246	46,689	—	3,894,590
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	80,287	55,168	(13,942)	121,513	13,829	—	2,725,546
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares	97,884	7,284	(15,700)	89,468	15,342	—	2,004,094
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	497,407	8,316	(137,967)	367,756	(50,960)	7,005	4,221,836
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	104,754	1,826	(11,541)	95,039	12,712	—	1,830,462
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	80,773	2,852	(6,868)	76,757	23,636	—	2,010,272
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	524,738	12,866	(79,737)	457,867	(65,412)	21,089	4,862,552
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	101,303	1,544	(11,636)	91,211	24,250	—	1,859,789
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	4,633,153	42,949	(371,403)	4,304,699	(82,898)	—	45,457,619
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	61,162	1,201	(7,579)	54,784	22,381	—	1,306,600
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	600,150	7,201	(48,276)	559,075	(5,642)	—	5,657,836
Total	124,033,265	8,509,328	(21,994,744)	110,547,849	3,073	208,775	379,067,046

(d)	Non-income producing investment.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
8	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	5,036,787	—	—	5,036,787
Equity Funds	—	—	—	66,006,893	66,006,893
Exchange-Traded Funds	29,364,318	—	—	—	29,364,318
Fixed-Income Funds	—	—	—	227,804,662	227,804,662
Foreign Government Obligations	—	112,626	—	—	112,626
Residential Mortgage-Backed Securities - Agency	—	24,571,717	—	—	24,571,717
U.S. Treasury Obligations	39,767	—	—	—	39,767
Options Purchased Puts	1,092,800	—	—	—	1,092,800
Money Market Funds	—	—	—	85,255,491	85,255,491
Total Investments	30,496,885	29,721,130	—	379,067,046	439,285,061
Derivatives
Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	2,478	—	—	2,478
Futures Contracts	119,282	—	—	—	119,282
Liability
Forward Foreign Currency Exchange Contracts	—	(3,426)	—	—	(3,426)
Futures Contracts	(148,259)	—	—	—	(148,259)
Total	30,467,908	29,720,182	—	379,067,046	439,255,136
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 0.8%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
BAE Systems Holdings, Inc.(b)
10/07/24	3.800%		90,000	92,335
L-3 Communications Corp.
05/28/24	3.950%		82,000	84,474
Lockheed Martin Corp.
11/23/18	1.850%		38,000	38,105
01/15/23	3.100%		5,000	5,068
Northrop Grumman Corp.
06/01/18	1.750%		145,000	145,240
Total				365,222
Banking 0.1%
Bank of America Corp.(c)
01/20/28	3.824%		155,000	155,260
Bank of Nova Scotia (The)
06/11/18	1.700%		80,000	80,198
Citigroup, Inc.
05/01/26	3.400%		70,000	68,205
10/21/26	3.200%		80,000	76,525
Goldman Sachs Group, Inc. (The)
02/25/26	3.750%		104,000	104,666
01/26/27	3.850%		45,000	45,219
JPMorgan Chase & Co.
03/01/18	1.700%		50,000	50,013
03/22/19	1.850%		50,000	50,013
10/01/26	2.950%		71,000	67,504
Morgan Stanley
07/27/26	3.125%		35,000	33,407
01/20/27	3.625%		90,000	89,343
Wells Fargo & Co.
10/23/26	3.000%		140,000	134,043
Total				954,396
Cable and Satellite 0.0%
Comcast Corp.
02/15/18	5.875%		65,000	67,469
03/01/26	3.150%		45,000	44,275
07/15/46	3.400%		15,000	12,835
Sky PLC(b)
11/26/22	3.125%		95,000	94,555
11/24/23	1.875%	EUR	145,000	162,061
Total				381,195
Chemicals 0.0%
LYB International Finance BV
03/15/44	4.875%		30,000	31,077
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Diversified Manufacturing 0.1%
General Electric Co.
05/26/23	1.250%	EUR	135,000	150,119
Honeywell International, Inc.
10/30/19	1.400%		90,000	89,318
02/22/23	1.300%	EUR	105,000	116,605
United Technologies Corp.
11/01/46	3.750%		45,000	42,249
Total				398,291
Electric 0.2%
Appalachian Power Co.
05/15/44	4.400%		40,000	40,908
Arizona Public Service Co.
05/15/46	3.750%		35,000	32,941
Berkshire Hathaway Energy Co.
11/15/23	3.750%		55,000	57,481
02/01/45	4.500%		73,000	75,931
CMS Energy Corp.
03/01/24	3.875%		45,000	46,437
11/15/25	3.600%		160,000	160,028
02/15/27	2.950%		40,000	37,918
03/01/44	4.875%		1,000	1,065
Consolidated Edison Co. of New York, Inc.
06/15/46	3.850%		25,000	24,008
Dominion Resources, Inc.
06/15/18	1.900%		105,000	104,924
DTE Energy Co.
06/01/24	3.500%		90,000	90,191
10/01/26	2.850%		260,000	243,153
Duke Energy Corp.
10/15/23	3.950%		337,000	352,831
09/01/46	3.750%		20,000	17,955
Duke Energy Florida LLC
01/15/27	3.200%		35,000	35,190
Duke Energy Progress LLC
10/15/46	3.700%		30,000	28,676
Emera US Finance LP
06/15/26	3.550%		20,000	19,661
06/15/46	4.750%		75,000	75,747
Eversource Energy
01/15/18	1.600%		27,000	26,982
05/01/18	1.450%		180,000	179,338
03/15/22	2.750%		15,000	15,041
Indiana Michigan Power Co.
03/15/23	3.200%		105,000	106,080
innogy Finance II BV
02/14/33	5.750%	EUR	40,000	62,736

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
04/01/19	2.300%		15,000	15,091
Oncor Electric Delivery Co. LLC
09/30/17	5.000%		180,000	183,159
Pacific Gas & Electric Co.
02/15/24	3.750%		30,000	31,357
03/15/27	3.300%		35,000	35,183
02/15/44	4.750%		70,000	76,810
Public Service Enterprise Group, Inc.
11/15/19	1.600%		35,000	34,628
Sierra Pacific Power Co.
05/01/26	2.600%		15,000	14,375
Southern California Edison Co.
02/01/45	3.600%		10,000	9,446
Southern Co. (The)
07/01/46	4.400%		125,000	119,474
TransAlta Corp.
06/03/17	1.900%		105,000	105,000
Virginia Electric & Power Co.
11/15/46	4.000%		10,000	9,875
WEC Energy Group, Inc.
06/15/18	1.650%		45,000	44,980
06/15/25	3.550%		39,000	39,728
Western Power Distribution PLC(b)
11/06/23	3.625%	GBP	155,000	210,552
Xcel Energy, Inc.
05/15/20	4.700%		91,000	96,669
12/01/26	3.350%		115,000	114,983
Total				2,976,532
Food and Beverage 0.1%
Anheuser-Busch InBev Finance, Inc.
02/01/26	3.650%		265,000	267,968
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%		140,000	139,859
ConAgra Foods, Inc.
01/25/23	3.200%		204,000	204,863
General Mills, Inc.
10/20/17	1.400%		52,000	52,025
11/16/20	2.100%	EUR	106,000	120,159
JM Smucker Co. (The)
03/15/20	2.500%		3,000	3,030
Kellogg Co.
12/01/23	2.650%		50,000	48,838
Kraft Heinz Foods Co.
06/05/17	2.250%		34,000	34,057
06/01/46	4.375%		55,000	51,612
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Molson Coors Brewing Co.(b)
03/15/19	1.900%		40,000	39,978
Molson Coors Brewing Co.
07/15/24	1.250%	EUR	105,000	111,923
07/15/26	3.000%		35,000	33,283
PepsiCo, Inc.
02/22/19	1.500%		105,000	105,010
Sysco Corp.
07/15/21	2.500%		20,000	19,933
Tyson Foods, Inc.
08/15/19	2.650%		65,000	65,715
Wm. Wrigley Jr., Co.(b)
10/21/18	2.400%		17,000	17,138
10/21/19	2.900%		145,000	147,585
Total				1,462,976
Health Care 0.0%
Becton Dickinson and Co.
12/15/44	4.685%		25,000	26,096
Express Scripts Holding Co.
07/15/46	4.800%		45,000	43,114
Medtronic Global Holdings SCA
03/28/19	1.700%		110,000	109,971
Total				179,181
Healthcare Insurance 0.0%
UnitedHealth Group, Inc.
12/15/17	1.400%		85,000	85,001
04/15/47	4.250%		30,000	30,630
Total				115,631
Independent Energy 0.0%
Anadarko Petroleum Corp.
07/15/44	4.500%		40,000	37,732
Canadian Natural Resources Ltd.
05/15/17	5.700%		13,000	13,062
02/01/35	5.850%		40,000	43,102
Noble Energy, Inc.
11/15/43	5.250%		25,000	25,997
Woodside Finance Ltd.(b)
03/05/25	3.650%		51,000	50,220
Total				170,113
Integrated Energy 0.0%
Cenovus Energy, Inc.
09/15/42	4.450%		84,000	74,387
09/15/43	5.200%		70,000	69,128
Total				143,515

2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.1%
Five Corners Funding Trust(b)
11/15/23	4.419%	250,000	266,144
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/64	4.875%	85,000	86,540
MetLife, Inc.
12/15/17	1.756%	15,000	15,001
09/15/23	4.368%	56,000	60,291
03/01/45	4.050%	15,000	14,546
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
03/30/40	6.063%	30,000	38,042
Peachtree Corners Funding Trust(b)
02/15/25	3.976%	100,000	100,408
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/44	4.900%	115,000	124,381
TIAA Asset Management Finance Co. LLC(b)
11/01/19	2.950%	40,000	40,658
Voya Financial, Inc.
06/15/46	4.800%	45,000	44,608
Total			790,619
Media and Entertainment 0.0%
21st Century Fox America, Inc.
09/15/44	4.750%	85,000	85,846
21st Century Fox America, Inc.(b)
11/15/46	4.750%	15,000	15,035
Scripps Networks Interactive, Inc.
11/15/24	3.900%	62,000	62,934
Thomson Reuters Corp.
10/15/19	4.700%	35,000	37,106
05/23/43	4.500%	27,000	25,395
Total			226,316
Midstream 0.1%
Enterprise Products Operating LLC
05/07/18	1.650%	42,000	41,953
02/15/45	5.100%	25,000	26,112
05/15/46	4.900%	29,000	29,683
Kinder Morgan Energy Partners LP
03/01/43	5.000%	122,000	115,802
Kinder Morgan, Inc.
02/15/46	5.050%	30,000	29,122
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%		41,000	39,302
10/15/23	3.850%		90,000	90,247
11/01/24	3.600%		5,000	4,840
06/15/44	4.700%		58,000	52,490
Southern Natural Gas Co. LLC(b)
04/01/17	5.900%		24,000	24,003
03/15/47	4.800%		45,000	45,481
Williams Partners LP
09/15/45	5.100%		75,000	74,372
Total				573,407
Natural Gas 0.0%
NiSource Finance Corp.
02/15/43	5.250%		50,000	55,222
Sempra Energy
04/01/17	2.300%		60,000	60,002
06/15/24	3.550%		230,000	232,919
Total				348,143
Pharmaceuticals 0.0%
Actavis Funding
03/15/45	4.750%		40,000	40,171
Amgen Inc.
06/15/51	4.663%		72,000	72,045
Gilead Sciences, Inc.
03/01/47	4.150%		25,000	23,314
Pfizer, Inc.
06/01/18	1.200%		150,000	149,811
Shire Acquisitions Investments Ireland DAC
09/23/19	1.900%		90,000	89,351
Teva Pharmaceutical Finance III BV
10/01/26	3.150%		5,000	4,608
Teva Pharmaceutical Finance Netherlands III BV
10/01/46	4.100%		15,000	12,921
Total				392,221
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
05/15/42	4.400%		29,000	30,462
CNA Financial Corp.
05/15/24	3.950%		31,000	31,814
03/01/26	4.500%		25,000	26,422
Liberty Mutual Group, Inc.(b)
06/15/23	4.250%		30,000	31,506
05/04/26	2.750%	EUR	105,000	119,304
Total				239,508

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Railroads 0.0%
CSX Corp.
11/01/46	3.800%		85,000	77,541
Refining 0.0%
Phillips 66
05/01/17	2.950%		75,000	75,100
Restaurants 0.0%
McDonald’s Corp.
03/01/18	5.350%		125,000	129,288
12/09/45	4.875%		20,000	21,272
Total				150,560
Retailers 0.0%
CVS Health Corp.
06/01/21	2.125%		75,000	73,566
07/20/22	3.500%		30,000	30,876
07/20/25	3.875%		65,000	66,973
Target Corp.
01/15/18	6.000%		100,000	103,549
04/15/46	3.625%		5,000	4,513
Wal-Mart Stores, Inc.
04/11/18	1.125%		35,000	34,939
Total				314,416
Technology 0.1%
Apple, Inc.
02/23/18	1.300%		83,000	83,033
02/09/45	3.450%		51,000	45,458
Cisco Systems, Inc.
09/20/19	1.400%		80,000	79,386
International Business Machine Corp.
11/19/19	1.375%	EUR	112,000	123,951
Microsoft Corp.
11/03/18	1.300%		30,000	29,993
08/08/46	3.700%		5,000	4,694
02/06/47	4.250%		15,000	15,376
Oracle Corp.
01/10/21	2.250%	EUR	100,000	115,059
09/15/21	1.900%		50,000	49,131
Total				546,081
Transportation Services 0.0%
ERAC U.S.A. Finance LLC(b)
11/01/23	2.700%		85,000	81,467
11/15/24	3.850%		30,000	30,581
12/01/26	3.300%		140,000	134,107
11/01/46	4.200%		5,000	4,546
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
FedEx Corp.
04/01/46	4.550%		35,000	34,974
Heathrow Funding Ltd.(b)
02/15/23	5.225%	GBP	56,000	83,487
Total				369,162
Wireless 0.0%
Rogers Communications, Inc.
03/15/23	3.000%		91,000	90,852
Wirelines 0.0%
AT&T, Inc.
06/15/45	4.350%		112,000	98,580
03/01/47	5.450%		25,000	25,557
Verizon Communications, Inc.
11/01/42	3.850%		89,000	74,252
03/15/55	4.672%		55,000	49,115
Total				247,504
Total Corporate Bonds & Notes (Cost $11,700,841)				11,619,559

Equity Funds 31.4%
	Shares	Value ($)
International 8.4%
Variable Portfolio – DFA International Value Fund, Class 1 Shares(d)	2,840,765	27,896,309
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(d)	1,921,358	20,193,474
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(d)	2,619,219	30,068,635
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(d)	3,221,877	34,216,331
Total		112,374,749
U.S. Large Cap 18.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(d),(e)	1,124,932	21,767,443
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(d),(e)	1,639,702	67,965,669
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(d),(e)	986,672	22,732,915
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(d),(e)	1,414,038	20,263,170
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(d),(e)	534,158	11,372,229
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(d),(e)	969,763	23,148,235

4	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2017 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – MFS Value Fund, Class 1 Shares(d),(e)	538,555	11,972,082
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(d),(e)	1,373,030	24,728,270
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(d),(e)	805,469	18,066,674
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares(d),(e)	553,485	12,398,054
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(d),(e)	566,459	11,550,091
Total		245,964,832
U.S. Mid Cap 2.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(d),(e)	256,073	5,764,193
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(d),(e)	279,332	5,784,961
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares(d),(e)	428,106	8,840,392
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(d),(e)	346,437	8,262,523
Total		28,652,069
U.S. Small Cap 2.6%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(d),(e)	589,802	12,444,810
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(d),(e)	570,712	10,991,919
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(d),(e)	433,712	11,358,929
Total		34,795,658
Total Equity Funds (Cost $363,571,839)		421,787,308

Exchange-Traded Funds 7.2%

iShares MSCI EAFE ETF	613,987	38,245,250
SPDR S&P 500 ETF Trust	248,625	58,610,858
Total Exchange-Traded Funds (Cost $85,835,309)		96,856,108

Fixed-Income Funds 40.1%
	Shares	Value ($)
Investment Grade 40.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(d)	10,002,589	104,627,078
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(d)	3,292,656	31,411,937
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(d)	5,520,675	55,869,231
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(d)	3,006,540	31,358,209
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(d)	9,202,432	101,870,921
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares(d)	8,937,094	97,503,698
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(d)	9,997,909	105,577,924
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(d)	999,860	10,118,587
Total		538,337,585
Total Fixed-Income Funds (Cost $537,619,288)		538,337,585

Foreign Government Obligations(a) 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 0.0%
Enexis Holding NV(b)
10/20/23	1.500%	EUR	110,000	123,888
Total Foreign Government Obligations (Cost $125,208)				123,888

Residential Mortgage-Backed Securities - Agency 5.8%

Federal National Mortgage Association(f)
04/19/32	2.500%		12,750,000	12,755,977
04/19/32	3.000%		1,750,000	1,794,323
04/12/47	4.000%		6,750,000	7,080,117
04/19/32- 04/12/47	3.500%		54,675,000	56,244,512
Total Residential Mortgage-Backed Securities - Agency (Cost $77,415,350)				77,874,929

U.S. Treasury Obligations 0.0%

U.S. Treasury
05/15/45	3.000%		25,000	24,854
Total U.S. Treasury Obligations (Cost $24,483)				24,854

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2017 (Unaudited)
Options Purchased Puts 0.5%
Issuer	Notional ($)/Contracts	Exercise Price	Expiration Date	Value ($)
S&P 500 Index
	125	1,700.00	06/15/18	298,750
	300	1,800.00	06/15/18	961,500
	335	1,850.00	06/15/18	1,242,850
	382	1,800.00	12/21/18	1,953,930
	320	1,850.00	12/21/18	1,844,800
Total Options Purchased Puts (Cost $13,820,865)				6,301,830
Money Market Funds 19.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(d),(g)	260,628,320	260,628,320
Total Money Market Funds (Cost $260,627,072)		260,628,320
Total Investments (Cost: $1,350,740,255)		1,413,554,381
Other Assets & Liabilities, Net		(70,214,979)
Net Assets		1,343,339,402

At March 31, 2017, securities and/or cash totaling $6,999,072 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at March 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Standard Chartered	4/7/2017	238,000 GBP	296,398 USD	—	(1,813)
State Street	4/7/2017	105,000 CAD	80,264 USD	1,304	—
State Street	4/7/2017	79,879 USD	105,000 CAD	—	(919)
UBS	4/7/2017	283,000 EUR	304,325 USD	2,380	—
UBS	4/7/2017	898,000 EUR	953,174 USD	—	(4,942)
Total				3,684	(7,674)
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
10-Year Mini JGB	1	JPY	134,941	06/2017	11	—
BP Currency	67	USD	5,257,825	06/2017	102,346	—
Canadian Government 10-Year Bond	2	CAD	206,520	06/2017	1,570	—
Euro FX	35	USD	4,690,875	06/2017	30,933	—
Euro-Bobl	4	EUR	562,417	06/2017	—	(3,509)
Euro-Bund	4	EUR	688,811	06/2017	—	(5,302)
Euro-Schatz	1	EUR	119,743	06/2017	—	(258)
FTSE 100 Index	3	GBP	273,464	06/2017	256	—
JPY Currency	100	USD	11,264,375	06/2017	259,737	—
Long Gilt	3	GBP	479,535	06/2017	8,004	—
S&P 500 E-mini	672	USD	79,269,120	06/2017	—	(317,985)
S&P 500 Index	8	USD	4,718,400	06/2017	—	(18,728)
SPI 200 Index	32	AUD	3,574,296	06/2017	71,152	—
TOPIX Index	97	JPY	13,178,164	06/2017	—	(248,172)
U.S. Long Bond	85	USD	12,821,719	06/2017	47,135	—
U.S. Treasury 10-Year Note	383	USD	47,707,438	06/2017	21,488	—
U.S. Treasury 2-Year Note	389	USD	84,200,266	06/2017	13,323	—
U.S. Treasury 5-Year Note	422	USD	49,680,610	06/2017	18,658	—
U.S. Treasury 5-Year Note	10	USD	1,177,266	06/2017	1,629	—
U.S. Ultra Bond	41	USD	6,585,625	06/2017	13,799	—
Total			326,591,410		590,041	(593,954)

6	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2017 (Unaudited)
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
EURO STOXX 50	(26)	EUR	(950,263)	06/2017	—	(30,755)
S&P/TSE 60 Index	(35)	CAD	(4,801,068)	06/2017	12,698	—
U.S. Long Bond	(14)	USD	(2,111,813)	06/2017	—	(11,724)
U.S. Treasury 2-Year Note	(3)	USD	(649,359)	06/2017	—	(567)
U.S. Treasury 2-Year Note	(145)	USD	(31,385,703)	06/2017	—	(4,807)
U.S. Treasury Ultra 10-Year Note	(8)	USD	(1,071,125)	06/2017	—	(8,136)
Total			(40,969,331)		12,698	(55,989)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $2,164,002 or 0.16% of net assets.
(c)	Variable rate security.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	287,582,585	31,578,835	(58,533,100)	260,628,320	(320)	443,581	260,628,320
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	1,223,665	962	(99,695)	1,124,932	128,840	—	21,767,443
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	1,776,809	1,582	(138,688)	1,639,703	473,057	—	67,965,669
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	1,060,246	326	(73,900)	986,672	85,419	—	22,732,915
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	10,014,207	32,270	(43,888)	10,002,589	(38,641)	—	104,627,078
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	1,557,802	839	(144,603)	1,414,038	122,101	—	20,263,170
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	3,330,307	4,771	(42,422)	3,292,656	(38,169)	—	31,411,937
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	5,480,137	40,538	—	5,520,675	—	—	55,869,231
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares	278,217	255	(22,400)	256,072	37,630	—	5,764,193
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares	298,508	335	(19,511)	279,332	49,227	—	5,784,961
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	584,843	965	(51,650)	534,158	187,236	—	11,372,229
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	633,729	1,033	(44,960)	589,802	124,211	—	12,444,810
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3,012,090	9,601	(15,151)	3,006,540	(6,579)	—	31,358,209
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	9,193,897	33,376	(24,841)	9,202,432	(6,602)	—	101,870,921
Variable Portfolio – DFA International Value Fund, Class 1 Shares	3,608,400	33,092	(800,727)	2,840,765	(811,571)	166,591	27,896,309
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	8,896,045	44,332	(3,283)	8,937,094	(1,295)	—	97,503,698
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	467,414	283	(39,591)	428,106	52,697	—	8,840,392
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	1,381,080	670,289	(130,011)	1,921,358	(22,129)	45,205	20,193,474
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	1,435,470	19,471	(485,178)	969,763	992,452	—	23,148,235
Variable Portfolio – MFS Value Fund, Class 1 Shares	584,863	576	(46,884)	538,555	86,647	—	11,972,082
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	1,484,785	1,381	(113,136)	1,373,030	155,196	—	24,728,270
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	484,189	366,959	(45,679)	805,469	36,467	—	18,066,674
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares	612,951	381	(59,847)	553,485	59,027	—	12,398,054
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	3,379,035	21,647	(781,463)	2,619,219	(1,483,348)	50,839	30,068,635
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	605,396	668	(35,352)	570,712	17,129	—	10,991,919
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	458,436	997	(25,721)	433,712	120,699	—	11,358,929
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	3,603,956	13,991	(396,070)	3,221,877	(681,679)	149,005	34,216,331
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	610,173	626	(44,340)	566,459	86,330	—	11,550,091
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	9,967,954	39,842	(9,887)	9,997,909	(2,396)	—	105,577,924
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	375,955	315	(29,833)	346,437	101,151	—	8,262,523
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	1,005,863	2,168	(8,171)	999,860	(1,191)	—	10,118,587
Total	364,989,007	32,922,706	(62,309,982)	335,601,731	(178,404)	855,221	1,220,753,213

(e)	Non-income producing investment.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
8	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	11,619,559	—	—	11,619,559
Equity Funds	—	—	—	421,787,308	421,787,308
Exchange-Traded Funds	96,856,108	—	—	—	96,856,108
Fixed-Income Funds	—	—	—	538,337,585	538,337,585
Foreign Government Obligations	—	123,888	—	—	123,888
Residential Mortgage-Backed Securities - Agency	—	77,874,929	—	—	77,874,929
U.S. Treasury Obligations	24,854	—	—	—	24,854
Options Purchased Puts	6,301,830	—	—	—	6,301,830
Money Market Funds	—	—	—	260,628,320	260,628,320
Total Investments	103,182,792	89,618,376	—	1,220,753,213	1,413,554,381
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	3,684	—	—	3,684
Futures Contracts	602,739	—	—	—	602,739
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(7,674)	—	—	(7,674)
Futures Contracts	(649,943)	—	—	—	(649,943)
Total	103,135,588	89,614,386	—	1,220,753,213	1,413,503,187
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio – Managed Volatility Growth Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 0.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
BAE Systems Holdings, Inc.(b)
10/07/24	3.800%		385,000	394,987
L-3 Communications Corp.
05/28/24	3.950%		341,000	351,287
Lockheed Martin Corp.
11/23/18	1.850%		154,000	154,427
01/15/23	3.100%		15,000	15,205
Northrop Grumman Corp.
06/01/18	1.750%		600,000	600,993
Total				1,516,899
Apartment REIT 0.0%
Grand City Properties SA(b)
04/17/25	1.500%	EUR	200,000	211,772
Banking 0.1%
Bank of America Corp.(c)
01/20/28	3.824%		645,000	646,082
Bank of Nova Scotia (The)
06/11/18	1.700%		330,000	330,815
Citigroup, Inc.
05/01/26	3.400%		295,000	287,436
10/21/26	3.200%		315,000	301,317
Goldman Sachs Group, Inc. (The)
02/25/26	3.750%		418,000	420,675
01/26/27	3.850%		180,000	180,878
JPMorgan Chase & Co.
03/01/18	1.700%		215,000	215,054
03/22/19	1.850%		200,000	200,054
10/01/26	2.950%		295,000	280,475
Morgan Stanley
07/27/26	3.125%		155,000	147,944
01/20/27	3.625%		390,000	387,152
Wells Fargo & Co.
10/23/26	3.000%		570,000	545,748
Total				3,943,630
Cable and Satellite 0.0%
Comcast Corp.
02/15/18	5.875%		270,000	280,255
03/01/26	3.150%		155,000	152,503
07/15/46	3.400%		80,000	68,451
Sky PLC(b)
11/26/22	3.125%		120,000	119,438
11/24/23	1.875%	EUR	640,000	715,304
09/16/24	3.750%		15,000	15,151
Total				1,351,102
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chemicals 0.0%
LYB International Finance BV
03/15/44	4.875%		75,000	77,692
LyondellBasell Industries NV
04/15/19	5.000%		145,000	152,717
Total				230,409
Consumer Cyclical Services 0.0%
Motability Operations Group PLC(b)
07/16/26	3.750%	GBP	225,000	325,728
Diversified Manufacturing 0.0%
General Electric Co.
05/26/23	1.250%	EUR	585,000	650,516
Honeywell International, Inc.
10/30/19	1.400%		375,000	372,155
02/22/23	1.300%	EUR	440,000	488,631
United Technologies Corp.
05/22/23	1.250%	EUR	270,000	298,342
11/01/46	3.750%		75,000	70,415
Total				1,880,059
Electric 0.2%
Appalachian Power Co.
05/15/44	4.400%		170,000	173,858
Arizona Public Service Co.
05/15/46	3.750%		140,000	131,765
Berkshire Hathaway Energy Co.
11/15/23	3.750%		220,000	229,923
02/01/45	4.500%		291,000	302,685
CMS Energy Corp.
03/01/24	3.875%		165,000	170,270
11/15/25	3.600%		710,000	710,125
02/15/27	2.950%		140,000	132,714
03/01/44	4.875%		3,000	3,194
Consolidated Edison Co. of New York, Inc.
06/15/46	3.850%		100,000	96,031
Dominion Resources, Inc.
06/15/18	1.900%		435,000	434,683
DTE Energy Co.
06/01/24	3.500%		345,000	345,733
10/01/26	2.850%		1,110,000	1,038,076
Duke Energy Corp.
10/15/23	3.950%		1,433,000	1,500,317
09/01/46	3.750%		80,000	71,821
Duke Energy Florida LLC
01/15/27	3.200%		125,000	125,679
Duke Energy Progress LLC
10/15/46	3.700%		120,000	114,704

Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Emera US Finance LP
06/15/26	3.550%		80,000	78,642
06/15/46	4.750%		314,000	317,127
Eversource Energy
01/15/18	1.600%		108,000	107,927
05/01/18	1.450%		754,000	751,225
03/15/22	2.750%		55,000	55,149
Indiana Michigan Power Co.
03/15/23	3.200%		455,000	459,679
innogy Finance II BV
02/14/33	5.750%	EUR	160,000	250,944
MidAmerican Energy Co.
08/01/47	3.950%		75,000	74,902
NextEra Energy Capital Holdings, Inc.
04/01/19	2.300%		65,000	65,396
Oncor Electric Delivery Co. LLC
09/30/17	5.000%		766,000	779,443
Pacific Gas & Electric Co.
02/15/24	3.750%		155,000	162,013
03/15/27	3.300%		150,000	150,785
02/15/44	4.750%		280,000	307,241
Public Service Enterprise Group, Inc.
11/15/19	1.600%		145,000	143,460
Sierra Pacific Power Co.
05/01/26	2.600%		35,000	33,542
Southern California Edison Co.
02/01/45	3.600%		35,000	33,062
Southern Co. (The)
07/01/46	4.400%		520,000	497,012
TransAlta Corp.
06/03/17	1.900%		430,000	430,000
Virginia Electric & Power Co.
11/15/46	4.000%		30,000	29,624
WEC Energy Group, Inc.
06/15/18	1.650%		180,000	179,921
06/15/25	3.550%		158,000	160,948
Western Power Distribution PLC(b)
11/06/23	3.625%	GBP	630,000	855,792
Xcel Energy, Inc.
05/15/20	4.700%		379,000	402,611
12/01/26	3.350%		475,000	474,932
Total				12,382,955
Food and Beverage 0.1%
Anheuser-Busch InBev Finance, Inc.
02/01/26	3.650%		1,120,000	1,132,544
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%		595,000	594,402
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bacardi Ltd.(b)
07/15/26	2.750%		415,000	391,311
ConAgra Foods, Inc.
01/25/23	3.200%		856,000	859,623
General Mills, Inc.
10/20/17	1.400%		207,000	207,098
11/16/20	2.100%	EUR	440,000	498,771
Grupo Bimbo SAB de CV(b)
06/27/44	4.875%		200,000	188,696
Kellogg Co.
12/01/23	2.650%		225,000	219,769
Kraft Heinz Co. (The)(b)
07/01/27	4.125%	GBP	260,000	363,099
Kraft Heinz Foods Co.
06/05/17	2.250%		147,000	147,245
06/01/46	4.375%		25,000	23,460
Molson Coors Brewing Co.(b)
03/15/19	1.900%		170,000	169,908
Molson Coors Brewing Co.
07/15/24	1.250%	EUR	490,000	522,305
07/15/26	3.000%		160,000	152,150
Mondelez International, Inc.(b)
10/28/19	1.625%		340,000	334,547
PepsiCo, Inc.
02/22/19	1.500%		445,000	445,044
Sysco Corp.
07/15/21	2.500%		80,000	79,733
Tyson Foods, Inc.
08/15/19	2.650%		265,000	267,916
Wm. Wrigley Jr., Co.(b)
10/21/18	2.400%		68,000	68,552
10/21/19	2.900%		605,000	615,787
Total				7,281,960
Health Care 0.0%
Becton Dickinson and Co.
12/15/44	4.685%		105,000	109,604
Express Scripts Holding Co.
07/15/46	4.800%		195,000	186,828
Medtronic Global Holdings SCA
03/28/19	1.700%		440,000	439,883
Total				736,315
Healthcare Insurance 0.0%
UnitedHealth Group, Inc.
12/15/17	1.400%		352,000	352,003
04/15/47	4.250%		130,000	132,733
Total				484,736

2	Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.0%
Anadarko Petroleum Corp.
07/15/44	4.500%	175,000	165,077
Canadian Natural Resources Ltd.
05/15/17	5.700%	56,000	56,267
02/01/35	5.850%	175,000	188,573
Noble Energy, Inc.
11/15/43	5.250%	119,000	123,747
Woodside Finance Ltd.(b)
03/05/25	3.650%	208,000	204,817
Total			738,481
Integrated Energy 0.0%
Cenovus Energy, Inc.
09/15/42	4.450%	372,000	329,429
09/15/43	5.200%	260,000	256,761
Total			586,190
Life Insurance 0.1%
Five Corners Funding Trust(b)
11/15/23	4.419%	1,035,000	1,101,836
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/64	4.875%	370,000	376,704
MetLife, Inc.
12/15/17	1.756%	55,000	55,002
09/15/23	4.368%	227,000	244,395
03/01/45	4.050%	85,000	82,425
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
03/30/40	6.063%	155,000	196,551
Peachtree Corners Funding Trust(b)
02/15/25	3.976%	536,000	538,187
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/44	4.900%	485,000	524,564
TIAA Asset Management Finance Co. LLC(b)
11/01/19	2.950%	180,000	182,962
Voya Financial, Inc.
06/15/46	4.800%	130,000	128,866
Total			3,431,492
Media and Entertainment 0.0%
21st Century Fox America, Inc.
09/15/44	4.750%	365,000	368,634
21st Century Fox America, Inc.(b)
11/15/46	4.750%	55,000	55,128
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Scripps Networks Interactive, Inc.
11/15/24	3.900%		263,000	266,962
Thomson Reuters Corp.
10/15/19	4.700%		140,000	148,423
05/23/43	4.500%		123,000	115,689
Time Warner, Inc.
09/15/23	1.950%	EUR	120,000	135,034
Total				1,089,870
Midstream 0.1%
Enterprise Products Operating LLC
05/07/18	1.650%		170,000	169,809
02/15/45	5.100%		164,000	171,292
05/15/46	4.900%		75,000	76,768
Kinder Morgan Energy Partners LP
03/01/43	5.000%		459,000	435,682
Kinder Morgan, Inc.
02/15/46	5.050%		175,000	169,876
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%		166,000	159,127
10/15/23	3.850%		385,000	386,056
11/01/24	3.600%		35,000	33,879
06/15/44	4.700%		228,000	206,341
Southern Natural Gas Co. LLC(b)
04/01/17	5.900%		101,000	101,013
03/15/47	4.800%		185,000	186,978
Williams Partners LP
09/15/45	5.100%		321,000	318,310
Total				2,415,131
Natural Gas 0.0%
NiSource Finance Corp.
02/15/43	5.250%		195,000	215,366
Sempra Energy
04/01/17	2.300%		245,000	245,007
12/01/23	4.050%		15,000	15,632
06/15/24	3.550%		940,000	951,932
Total				1,427,937
Pharmaceuticals 0.0%
Actavis Funding
03/15/45	4.750%		174,000	174,745
Amgen Inc.
06/15/51	4.663%		299,000	299,186
Gilead Sciences, Inc.
03/01/47	4.150%		105,000	97,920
Pfizer, Inc.
06/01/18	1.200%		630,000	629,205

Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Shire Acquisitions Investments Ireland DAC
09/23/19	1.900%		375,000	372,297
Teva Pharmaceutical Finance III BV
10/01/26	3.150%		40,000	36,861
Teva Pharmaceutical Finance Netherlands III BV
10/01/46	4.100%		55,000	47,377
Total				1,657,591
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
05/15/42	4.400%		15,000	15,756
Berkshire Hathaway, Inc.
03/16/35	1.625%	EUR	140,000	140,650
CNA Financial Corp.
05/15/24	3.950%		122,000	125,204
03/01/26	4.500%		105,000	110,973
Liberty Mutual Group, Inc.(b)
06/15/23	4.250%		115,000	120,775
05/04/26	2.750%	EUR	445,000	505,619
Total				1,018,977
Railroads 0.0%
CSX Corp.
11/01/46	3.800%		360,000	328,410
Refining 0.0%
Phillips 66
05/01/17	2.950%		305,000	305,407
Restaurants 0.0%
McDonald’s Corp.
03/01/18	5.350%		505,000	522,321
12/09/45	4.875%		70,000	74,452
Total				596,773
Retailers 0.0%
CVS Health Corp.
06/01/21	2.125%		305,000	299,168
07/20/22	3.500%		125,000	128,652
07/20/25	3.875%		270,000	278,194
Target Corp.
04/15/46	3.625%		40,000	36,102
Wal-Mart Stores, Inc.
04/11/18	1.125%		150,000	149,737
Total				891,853
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Technology 0.0%
Apple, Inc.
02/23/18	1.300%		342,000	342,134
01/17/24	1.375%	EUR	140,000	157,212
02/09/45	3.450%		154,000	137,267
Cisco Systems, Inc.
09/20/19	1.400%		330,000	327,468
International Business Machine Corp.
11/19/19	1.375%	EUR	466,000	515,727
Microsoft Corp.
11/03/18	1.300%		115,000	114,974
08/08/46	3.700%		35,000	32,855
02/06/47	4.250%		65,000	66,628
Oracle Corp.
01/10/21	2.250%	EUR	349,000	401,555
09/15/21	1.900%		205,000	201,437
Total				2,297,257
Transportation Services 0.0%
ERAC U.S.A. Finance LLC(b)
11/01/23	2.700%		360,000	345,039
11/15/24	3.850%		140,000	142,712
12/01/26	3.300%		575,000	550,797
11/01/46	4.200%		10,000	9,092
FedEx Corp.
04/01/46	4.550%		125,000	124,906
Heathrow Funding Ltd.(b)
02/15/23	5.225%	GBP	233,000	347,364
Total				1,519,910
Wireless 0.0%
Rogers Communications, Inc.
08/15/18	6.800%		65,000	69,414
03/15/23	3.000%		360,000	359,416
Total				428,830
Wirelines 0.0%
AT&T, Inc.
06/15/45	4.350%		473,000	416,326
03/01/47	5.450%		115,000	117,559
Verizon Communications, Inc.
11/01/42	3.850%		385,000	321,202
03/15/55	4.672%		211,000	188,423
Total				1,043,510
Total Corporate Bonds & Notes (Cost $50,539,942)				50,123,184

4	Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, March 31, 2017 (Unaudited)
Equity Funds 62.9%
	Shares	Value ($)
International 16.9%
Variable Portfolio – DFA International Value Fund, Class 1 Shares(d)	38,492,747	377,998,777
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(d)	23,593,157	247,964,080
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(d)	34,447,285	395,454,831
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(d)	40,918,963	434,559,385
Total		1,455,977,073
U.S. Large Cap 37.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(d),(e)	14,979,163	289,846,816
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(d),(e)	20,416,292	846,255,294
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(d),(e)	13,107,882	302,005,594
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(d),(e)	18,209,232	260,938,296
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(d),(e)	7,886,368	167,900,776
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(d),(e)	12,409,390	296,212,132
Variable Portfolio – MFS Value Fund, Class 1 Shares(d),(e)	7,126,314	158,417,970
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(d),(e)	18,290,735	329,416,145
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(d),(e)	10,179,435	228,324,719
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares(d),(e)	7,153,296	160,233,841
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(d),(e)	7,594,234	154,846,426
Total		3,194,398,009
U.S. Mid Cap 3.6%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(d),(e)	2,794,908	62,913,386
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(d),(e)	3,090,427	64,002,736
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares(d),(e)	4,552,056	93,999,954
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(d),(e)	3,926,994	93,658,803
Total		314,574,879
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 5.4%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(d),(e)	7,923,205	167,179,635
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(d),(e)	7,812,749	150,473,550
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(d),(e)	5,840,106	152,952,366
Total		470,605,551
Total Equity Funds (Cost $4,794,315,354)		5,435,555,512

Exchange-Traded Funds 7.7%

iShares MSCI EAFE ETF	4,085,000	254,454,650
SPDR S&P 500 ETF Trust	1,738,300	409,786,842
Total Exchange-Traded Funds (Cost $576,217,328)		664,241,492

Fixed-Income Funds 10.5%

Investment Grade 10.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(d)	15,157,789	158,550,478
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(d)	4,977,520	47,485,536
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(d)	8,354,374	84,546,266
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(d)	4,472,176	46,644,794
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(d)	14,276,447	158,040,265
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares(d)	20,722,800	226,085,748
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(d)	15,984,100	168,792,098
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(d)	1,511,514	15,296,518
Total		905,441,703
Total Fixed-Income Funds (Cost $901,219,279)		905,441,703

Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, March 31, 2017 (Unaudited)
Foreign Government Obligations(a),(f) 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 0.0%
Enexis Holding NV(b)
10/20/23	1.500%	EUR	415,000	467,397
04/28/26	0.875%	EUR	300,000	316,199
Total				783,596
Norway 0.0%
Avinor AS(b)
04/29/25	1.000%	EUR	200,000	214,785
Total Foreign Government Obligations (Cost $995,713)				998,381

Residential Mortgage-Backed Securities - Agency 5.1%

Federal National Mortgage Association(g)
04/19/32	2.500%		55,000,000	55,025,784
04/19/32	3.000%		25,000,000	25,633,187
04/12/47	4.000%		43,000,000	45,102,967
04/19/32- 04/12/47	3.500%		311,275,000	320,255,086
Total Residential Mortgage-Backed Securities - Agency (Cost $443,423,988)				446,017,024

U.S. Treasury Obligations 0.0%

U.S. Treasury
05/15/45	3.000%		100,000	99,418
Total U.S. Treasury Obligations (Cost $97,934)				99,418
Options Purchased Puts 0.9%
Issuer	Notional ($)/Contracts	Exercise Price	Expiration Date	Value ($)
S&P 500 Index
	1,000	1,700.00	06/15/18	2,390,000
	3,000	1,800.00	06/15/18	9,615,000
	4,050	1,850.00	06/15/18	15,025,500
	4,887	1,800.00	12/21/18	24,997,005
	4,200	1,850.00	12/21/18	24,213,000
Total Options Purchased Puts (Cost $161,449,512)				76,240,505

Money Market Funds 16.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(d),(h)	1,436,766,581	1,436,766,581
Total Money Market Funds (Cost $1,436,751,353)		1,436,766,581
Total Investments (Cost: $8,365,010,403)		9,015,483,800
Other Assets & Liabilities, Net		(374,395,097)
Net Assets		8,641,088,703

At March 31, 2017, securities and/or cash totaling $69,816,137 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at March 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Standard Chartered	4/7/2017	1,511,000 GBP	1,881,754 USD	—	(11,511)
State Street	4/7/2017	425,000 CAD	324,879 USD	5,280	—
State Street	4/7/2017	323,321 USD	425,000 CAD	—	(3,722)
UBS	4/7/2017	1,173,000 EUR	1,261,381 USD	9,855	—
UBS	4/7/2017	5,011,000 EUR	5,318,881 USD	—	(27,575)
Total				15,135	(42,808)
6	Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, March 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
10-Year Mini JGB	3	JPY	404,824	06/2017	33	—
BP Currency	930	USD	72,981,750	06/2017	1,420,622	—
Canadian Government 10-Year Bond	6	CAD	619,559	06/2017	4,709	—
DAX Index	10	EUR	3,288,277	06/2017	82,984	—
Euro FX	550	USD	73,713,750	06/2017	486,090	—
Euro-Bobl	8	EUR	1,124,834	06/2017	—	(7,018)
Euro-Bund	12	EUR	2,066,434	06/2017	—	(15,905)
Euro-Buxl 30-Year	1	EUR	179,820	06/2017	—	(3,393)
Euro-Schatz	5	EUR	598,715	06/2017	—	(1,291)
FTSE 100 Index	50	GBP	4,557,739	06/2017	4,268	—
FTSE/MIB Index	28	EUR	2,994,656	06/2017	133,961	—
JPY Currency	1,300	USD	146,436,875	06/2017	3,376,576	—
Long Gilt	8	GBP	1,278,760	06/2017	21,343	—
S&P 500 E-mini	5,420	USD	639,343,200	06/2017	—	(2,564,701)
S&P 500 Index	190	USD	112,062,000	06/2017	—	(444,790)
SPI 200 Index	343	AUD	38,311,988	06/2017	762,659	—
TOPIX Index	1,134	JPY	154,062,247	06/2017	—	(2,901,305)
U.S. Long Bond	299	USD	45,102,281	06/2017	7,916	—
U.S. Treasury 10-Year Note	2,052	USD	255,602,250	06/2017	154,562	—
U.S. Treasury 2-Year Note	1,927	USD	417,105,174	06/2017	156,964	—
U.S. Treasury 5-Year Note	1,818	USD	214,026,892	06/2017	230,222	—
U.S. Treasury 5-Year Note	38	USD	4,473,609	06/2017	6,189	—
U.S. Ultra Bond	649	USD	104,245,625	06/2017	57,801	—
Total			2,294,581,259		6,906,899	(5,938,403)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
EURO STOXX 50	(711)	EUR	(25,986,027)	06/2017	—	(841,030)
S&P/TSE 60 Index	(400)	CAD	(54,869,346)	06/2017	145,122	—
U.S. Long Bond	(54)	USD	(8,145,562)	06/2017	—	(45,222)
U.S. Treasury 2-Year Note	(5)	USD	(1,082,266)	06/2017	—	(945)
U.S. Treasury 2-Year Note	(2,460)	USD	(532,474,690)	06/2017	—	(81,549)
U.S. Treasury Ultra 10-Year Note	(38)	USD	(5,087,844)	06/2017	—	(43,569)
Total			(627,645,735)		145,122	(1,012,315)
Cleared credit default swap contracts outstanding at March 31, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	0.663	USD	300,000,000	358,099	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $11,258,591 or 0.13% of net assets.
(c)	Variable rate security.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	1,335,260,139	390,071,566	(288,565,124)	1,436,766,581	(2,399)	2,155,274	1,436,766,581
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	15,117,568	—	(138,405)	14,979,163	267,422	—	289,846,816
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	20,379,407	37,758	(873)	20,416,292	129	—	846,255,294
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	13,211,095	—	(103,213)	13,107,882	229,466	—	302,005,594
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	14,942,020	215,769	—	15,157,789	—	—	158,550,478
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	18,300,452	—	(91,220)	18,209,232	83,072	—	260,938,296
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	4,919,529	57,991	—	4,977,520	—	—	47,485,536
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	8,200,534	153,840	—	8,354,374	—	—	84,546,266
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares	2,735,949	58,959	—	2,794,908	—	—	62,913,386
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares	3,038,380	52,047	—	3,090,427	—	—	64,002,736
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	8,061,819	—	(175,451)	7,886,368	637,470	—	167,900,776
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	8,226,251	—	(303,046)	7,923,205	446,311	—	167,179,635
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4,396,993	75,183	—	4,472,176	—	—	46,644,794
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	14,031,057	245,390	—	14,276,447	—	—	158,040,265
Variable Portfolio – DFA International Value Fund, Class 1 Shares	43,017,670	265,284	(4,790,207)	38,492,747	(8,678,136)	2,231,480	377,998,777
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	20,327,506	395,294	—	20,722,800	—	—	226,085,748
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	4,446,796	105,260	—	4,552,056	—	—	93,999,954
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	14,149,927	9,443,230	—	23,593,157	—	554,447	247,964,080
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	16,404,263	98,356	(4,093,229)	12,409,390	11,010,383	—	296,212,132
Variable Portfolio – MFS Value Fund, Class 1 Shares	7,199,592	—	(73,278)	7,126,314	214,355	—	158,417,970
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	18,409,232	—	(118,497)	18,290,735	216,255	—	329,416,145
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	5,862,199	4,334,989	(17,753)	10,179,435	32,758	—	228,324,719
8	Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares	7,125,983	29,156	(1,843)	7,153,296	1,445	—	160,233,841
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	37,969,141	776,269	(4,298,125)	34,447,285	(9,560,285)	658,328	395,454,831
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	7,918,728	—	(105,979)	7,812,749	(70,779)	—	150,473,550
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	6,020,276	—	(180,170)	5,840,106	760,368	—	152,952,366
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	40,495,247	706,202	(282,486)	40,918,963	(716,831)	1,891,910	434,559,385
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	7,691,441	—	(97,207)	7,594,234	236,726	—	154,846,426
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	15,494,164	489,936	—	15,984,100	—	—	168,792,098
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	3,849,949	77,045	—	3,926,994	—	—	93,658,803
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	1,484,177	27,337	—	1,511,514	—	—	15,296,518
Total	1,728,687,484	407,716,861	(303,436,106)	1,832,968,239	(4,892,270)	7,491,439	7,777,763,796

(e)	Non-income producing investment.
(f)	Principal and interest may not be guaranteed by the government.
(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	50,123,184	—	—	50,123,184
Equity Funds	—	—	—	5,435,555,512	5,435,555,512
Exchange-Traded Funds	664,241,492	—	—	—	664,241,492
Fixed-Income Funds	—	—	—	905,441,703	905,441,703
Foreign Government Obligations	—	998,381	—	—	998,381
Residential Mortgage-Backed Securities - Agency	—	446,017,024	—	—	446,017,024
U.S. Treasury Obligations	99,418	—	—	—	99,418
Options Purchased Puts	76,240,505	—	—	—	76,240,505
Money Market Funds	—	—	—	1,436,766,581	1,436,766,581
Total Investments	740,581,415	497,138,589	—	7,777,763,796	9,015,483,800
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	15,135	—	—	15,135
Futures Contracts	7,052,021	—	—	—	7,052,021
Swap Contracts	—	358,099	—	—	358,099
10	Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Growth Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(42,808)	—	—	(42,808)
Futures Contracts	(6,950,718)	—	—	—	(6,950,718)
Total	740,682,718	497,469,015	—	7,777,763,796	9,015,915,529
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2017	11

Portfolio of Investments
Variable Portfolio – Lazard International Equity Advantage Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.8%
Issuer	Shares	Value ($)
Australia 7.5%
Aristocrat Leisure Ltd.	1,446,832	19,859,971
BlueScope Steel Ltd.	429,182	4,023,465
Centamin PLC	1,332,291	2,882,757
Cochlear Ltd.	182,461	18,848,651
Computershare Ltd.	495,261	5,319,033
CSL Ltd.	391,531	37,487,450
Fortescue Metals Group Ltd.	1,861,744	8,867,788
Harvey Norman Holdings Ltd.	743,942	2,573,142
JB Hi-Fi Ltd.	200,678	3,785,917
Mineral Resources Ltd	265,452	2,178,716
Newcrest Mining Ltd.	666,421	11,359,462
Ramsay Health Care Ltd.	122,507	6,539,695
Resolute Mining Ltd.	1,951,051	1,944,064
South32 Ltd.	2,629,956	5,544,371
Whitehaven Coal Ltd.(a)	2,400,126	5,474,285
Total		136,688,767
Austria 0.2%
Erste Group Bank AG	91,100	2,966,586
China 1.0%
WH Group Ltd.	21,571,000	18,601,125
Denmark 2.7%
DONG Energy A/S(b)	74,404	2,868,997
Nets A/S(a)	79,630	1,284,613
Novo Nordisk A/S, Class B	420,551	14,443,324
Pandora A/S	56,507	6,255,507
Vestas Wind Systems A/S	292,481	23,780,648
Total		48,633,089
Finland 0.1%
KONE OYJ, Class B	39,290	1,725,203
France 10.3%
Airbus Group SE	125,564	9,554,771
AXA SA	978,970	25,331,073
BNP Paribas SA	237,998	15,850,741
CNP Assurances	318,295	6,478,748
Faurecia	270,848	12,882,416
Hermes International	15,275	7,236,773
L’Oreal SA	119,870	23,037,094
Common Stocks (continued)
Issuer	Shares	Value ($)
LVMH Moet Hennessy Louis Vuitton SE	25,685	5,640,445
Orange SA	714,462	11,101,267
Peugeot SA(a)	703,808	14,171,770
Rubis SCA	22,740	2,228,677
Safran SA	37,419	2,795,498
Sanofi	40,552	3,660,735
SEB SA	27,344	3,818,428
Societe Generale SA	424,094	21,512,733
Ubisoft Entertainment SA(a)	71,564	3,057,214
Unibail-Rodamco SE	9,861	2,304,869
Valeo SA	254,545	16,952,776
Total		187,616,028
Germany 8.7%
Allianz SE, Registered Shares	88,318	16,360,891
BASF SE	231,454	22,943,349
Bayer AG, Registered Shares	87,428	10,077,626
Continental AG	138,290	30,316,951
Covestro AG	92,740	7,139,151
Deutsche Lufthansa AG, Registered Shares	547,923	8,884,767
Deutsche Telekom AG, Registered Shares	273,442	4,791,302
Infineon Technologies AG	816,240	16,670,790
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	36,547	7,150,460
SAP SE	114,538	11,238,955
Siemens AG, Registered Shares	99,867	13,679,491
Uniper SE(a)	389,797	6,561,882
United Internet AG	53,408	2,363,350
Total		158,178,965
Hong Kong 2.8%
Cheung Kong Property Holding Ltd.	657,500	4,435,383
CK Hutchison Holdings Ltd.	241,000	2,967,176
Jardine Matheson Holdings Ltd.	90,600	5,820,133
Swire Properties Ltd.	964,400	3,090,876
Wharf Holdings Ltd. (The)	2,660,000	22,860,133
Wheelock & Co., Ltd.	1,088,000	8,606,409
Xinyi Glass Holdings Ltd.	2,702,000	2,379,978
Total		50,160,088
Ireland 0.2%
Ryanair Holdings PLC, ADR(a)	52,545	4,360,184

Variable Portfolio – Lazard International Equity Advantage Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Variable Portfolio – Lazard International Equity Advantage Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 1.1%
Assicurazioni Generali SpA	414,226	6,584,254
Enel SpA	871,774	4,105,057
Poste Italiane SpA	385,401	2,569,661
UniCredit SpA	386,482	5,957,719
Total		19,216,691
Japan 22.8%
Asahi Glass Co., Ltd.	1,826,000	14,815,387
Astellas Pharma, Inc.	939,200	12,387,038
Central Japan Railway Co.	18,600	3,038,122
Daito Trust Construction Co., Ltd.	158,200	21,751,979
Daiwa House Industry Co., Ltd.	525,900	15,116,450
East Japan Railway Co.	116,600	10,181,689
Fujitsu Ltd.	1,741,000	10,686,924
Haseko Corp.	719,200	7,797,212
Hitachi High-Technologies Corp.	214,300	8,754,082
Hitachi Ltd.	2,493,000	13,536,369
Idemitsu Kosan Co., Ltd.	110,100	3,832,501
ITOCHU Techno-Solutions Corp.	49,500	1,460,742
JAC Recruitment Co., Ltd.	126,100	2,053,498
JX Holdings, Inc.	576,300	2,837,440
Kakaku.com, Inc.	172,300	2,352,164
Kaken Pharmaceutical Co., Ltd.	31,500	1,783,368
Kanamoto Co., Ltd.	86,400	2,325,921
KDDI Corp.	1,019,300	26,808,403
Lion Corp.	106,000	1,910,337
Maruha Nichiro Corp.	217,700	6,612,258
MEIJI Holdings Co., Ltd.	43,300	3,613,141
Mitsubishi Chemical Holdings Corp.	1,081,000	8,392,809
Mitsubishi Electric Corp.	1,752,300	25,247,663
Mitsubishi UFJ Financial Group, Inc.	6,050,900	38,115,635
Mitsui Chemicals, Inc.	460,000	2,278,959
MS&AD Insurance Group Holdings, Inc.	164,900	5,267,005
Nichirei Corp.	411,100	10,195,761
Nippon Light Metal Holdings Co., Ltd.	1,829,300	4,037,378
Nippon Shinyaku Co., Ltd.	34,600	1,766,860
Nippon Telegraph & Telephone Corp.	439,800	18,802,911
Nippon Yusen KK	2,109,000	4,452,562
Nissan Motor Co., Ltd.	2,746,500	26,482,807
Common Stocks (continued)
Issuer	Shares	Value ($)
NTT DoCoMo, Inc.	199,400	4,656,438
ORIX Corp.	1,634,000	24,252,707
Penta-Ocean Construction Co., Ltd.	359,000	1,737,444
SBI Holdings, Inc.	242,500	3,388,439
Sumitomo Mitsui Financial Group, Inc.	897,700	32,675,175
Sumitomo Mitsui Trust Holdings, Inc.	126,800	4,393,863
Takeuchi Manufacturing Co., Ltd.	182,800	3,434,828
Teijin Ltd.	190,800	3,602,771
Tokyu Fudosan Holdings Corp	460,500	2,506,501
Unitika Ltd(a)	7,144,000	5,957,580
West Japan Railway Co.	141,700	9,240,772
Total		414,541,893
Netherlands 4.6%
Aegon NV	949,521	4,832,779
AerCap Holdings NV(a)	81,422	3,742,969
Fiat Chrysler Automobiles NV(a)	165,236	1,806,806
Koninklijke Vopak NV	54,809	2,389,971
NN Group NV	584,215	18,999,485
STMicroelectronics NV	905,662	13,835,412
Unilever NV-CVA	530,734	26,367,325
Wolters Kluwer NV	258,214	10,733,402
Total		82,708,149
Norway 1.7%
Aker BP ASA	275,122	4,409,027
Marine Harvest ASA	456,445	6,958,684
SalMar ASA	108,251	2,334,919
Subsea 7 SA(a)	1,109,659	17,162,740
Total		30,865,370
Portugal 0.5%
Galp Energia SGPS SA	310,340	4,709,480
Jeronimo Martins SGPS SA	285,495	5,107,572
Total		9,817,052
Singapore 1.1%
CapitaLand Ltd.	1,507,200	3,912,127
DBS Group Holdings Ltd.	441,700	6,118,383
Singapore Exchange	484,000	2,664,127
United Overseas Bank Ltd.	435,500	6,878,843
Total		19,573,480

2	Variable Portfolio – Lazard International Equity Advantage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Lazard International Equity Advantage Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 5.3%
Amadeus IT Group SA, Class A	161,661	8,202,194
Banco Bilbao Vizcaya Argentaria SA	725,001	5,622,843
Banco Santander SA	5,019,741	30,764,812
CaixaBank SA	2,451,183	10,535,519
Distribuidora Internacional de Alimentacion SA	490,391	2,835,991
Iberdrola SA	780,668	5,584,034
Industria de Diseno Textil SA	189,839	6,691,267
International Consolidated Airlines Group SA	2,148,558	14,210,904
Mapfre SA	805,284	2,761,932
Telefonica SA	862,510	9,647,516
Total		96,857,012
Sweden 1.7%
Bonava AB, Class B(a)	161,955	2,367,697
Electrolux AB, Class B	613,329	17,050,131
Husqvarna AB, Class B	378,761	3,324,486
Intrum Justitia AB	241,692	9,022,333
Total		31,764,647
Switzerland 9.0%
ABB Ltd.	447,021	10,456,449
Actelion Ltd.(a)	52,098	14,677,837
Logitech International SA	245,998	7,822,130
Nestlé SA, Registered Shares	377,427	28,957,485
Partners Group Holding AG	43,023	23,129,722
Roche Holding AG, Genusschein Shares	229,343	58,569,300
Swiss Life Holding AG, Registered Shares	16,061	5,182,364
UBS AG	902,833	14,448,573
Total		163,243,860
United Kingdom 16.5%
Admiral Group PLC	350,625	8,737,642
Ashtead Group PLC	398,569	8,254,541
Bellway PLC	86,895	2,942,777
Berendsen PLC	151,683	1,393,020
BP PLC	1,429,852	8,196,835
BT Group PLC	3,471,263	13,838,986
Carnival PLC	112,993	6,481,028
Carphone Warehouse Group PLC	3,340,016	13,290,631
Centrica PLC	8,008,935	21,774,645
Common Stocks (continued)
Issuer	Shares	Value ($)
Compass Group PLC	565,025	10,661,277
DS Smith PLC	1,035,311	5,630,892
Evraz PLC(a)	1,020,733	2,766,211
Fever-Tree Drinks PLC	245,123	4,622,077
G4s PLC	741,966	2,828,802
Galiform PLC	509,030	2,765,982
GlaxoSmithKline PLC	1,024,029	21,291,491
Hargreaves Lansdown PLC	366,010	5,966,049
HSBC Holdings PLC	803,328	6,551,244
Imperial Brands PLC	229,918	11,139,449
Informa PLC	340,493	2,781,457
International Consolidated Airlines Group SA	324,287	2,149,323
International Game Technology PLC	127,390	3,019,143
Land Securities Group PLC	609,976	8,093,293
Lloyds Banking Group PLC	23,843,804	19,812,379
Reckitt Benckiser Group PLC	298,145	27,216,562
Rightmove PLC	101,613	5,077,162
Royal Dutch Shell PLC, Class A	569,186	14,946,413
Scottish & Southern Energy PLC	1,443,144	26,687,789
Sky PLC	469,365	5,739,540
Taylor Wimpey PLC	1,502,349	3,634,709
Vedanta Resources PLC	370,697	3,762,016
Whitbread PLC	74,235	3,681,299
William Hill PLC	659,262	2,401,978
Wolseley PLC	179,114	11,265,483
Total		299,402,125
Total Common Stocks (Cost $1,657,298,750)		1,776,920,314

Rights 0.0%

Spain 0.0%
Banco Bilbao Vizcaya Argentaria SA(a)	725,001	101,319
Total Rights (Cost $101,320)		101,319

Variable Portfolio – Lazard International Equity Advantage Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Variable Portfolio – Lazard International Equity Advantage Fund, March 31, 2017 (Unaudited)
Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(c),(d)	30,169,957	30,169,957
Total Money Market Funds (Cost $30,169,837)		30,169,957
Total Investments (Cost $1,687,569,907)		1,807,191,590
Other Assets and Liabilities, Net		8,586,870
Net Assets		$1,815,778,460
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $2,868,997 or 0.16% of net assets.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	20,307,263	462,209,740	(452,347,046)	30,169,957	(37,319)	51,901	30,169,957
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,687,570,000	156,722,000	(37,100,000)	119,622,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
4	Variable Portfolio – Lazard International Equity Advantage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Lazard International Equity Advantage Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	136,688,767	—	—	136,688,767
Austria	—	2,966,586	—	—	2,966,586
China	—	18,601,125	—	—	18,601,125
Denmark	—	48,633,089	—	—	48,633,089
Finland	—	1,725,203	—	—	1,725,203
France	—	187,616,028	—	—	187,616,028
Germany	—	158,178,965	—	—	158,178,965
Hong Kong	—	50,160,088	—	—	50,160,088
Ireland	4,360,184	—	—	—	4,360,184
Italy	—	19,216,691	—	—	19,216,691
Japan	—	414,541,893	—	—	414,541,893
Netherlands	3,742,969	78,965,180	—	—	82,708,149
Norway	—	30,865,370	—	—	30,865,370
Portugal	—	9,817,052	—	—	9,817,052
Singapore	—	19,573,480	—	—	19,573,480
Spain	—	96,857,012	—	—	96,857,012
Sweden	—	31,764,647	—	—	31,764,647
Variable Portfolio – Lazard International Equity Advantage Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Variable Portfolio – Lazard International Equity Advantage Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Switzerland	—	163,243,860	—	—	163,243,860
United Kingdom	3,019,143	296,382,982	—	—	299,402,125
Total Common Stocks	11,122,296	1,765,798,018	—	—	1,776,920,314
Rights
Spain	—	101,319	—	—	101,319
Total Rights	—	101,319	—	—	101,319
Money Market Funds	—	—	—	30,169,957	30,169,957
Total Investments	11,122,296	1,765,899,337	—	30,169,957	1,807,191,590
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
6	Variable Portfolio – Lazard International Equity Advantage Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – Multi-Manager Diversified Income Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds 11.6%
	Shares	Value ($)
U.S. Large Cap 11.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	16,146	312,429
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	6,058	251,117
Total		563,546
Total Equity Funds (Cost $492,458)		563,546

Exchange-Traded Funds 2.8%

iShares iBoxx $ Investment Grade Corporate Bond ETF	1,167	137,601
Total Exchange-Traded Funds (Cost $139,786)		137,601

Fixed-Income Funds 84.6%

Emerging Markets 16.9%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	84,498	824,704
High Yield 37.9%
Columbia Variable Portfolio – High Yield Bond Fund, Class 1 Shares(a)	266,521	1,846,993
Investment Grade 29.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	65,765	687,904
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	11,620	121,201
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	23,071	255,389
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	36,584	386,323
Total		1,450,817
Total Fixed-Income Funds (Cost $4,030,962)		4,122,514

Money Market Funds 1.3%

Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.037%(a),(c)	61,807	61,807
Total Money Market Funds (Cost $61,806)		61,807
Total Investments (Cost: $4,725,012)		4,885,468
Other Assets & Liabilities, Net		(15,926)
Net Assets		4,869,542

Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	16,554	2,170	(2,578)	16,146	1,677	—	312,429
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	7,771	236	(1,949)	6,058	1,434	—	251,117
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	86,043	8,745	(10,290)	84,498	(1,800)	13,642	824,704
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.037%	61,792	15	—	61,807	—	15	61,807
Columbia Variable Portfolio – High Yield Bond Fund, Class 1 Shares	273,237	22,133	(28,849)	266,521	(7,509)	—	1,846,993
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	67,398	6,023	(7,656)	65,765	(1,413)	—	687,904
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	11,805	1,138	(1,323)	11,620	(335)	—	121,201
Variable Portfolio – Multi-Manager Diversified Income Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Variable Portfolio – Multi-Manager Diversified Income Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	23,621	2,108	(2,658)	23,071	(719)	—	255,389
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	37,407	3,383	(4,206)	36,584	(1,182)	—	386,323
Total	585,628	45,951	(59,509)	572,070	(9,847)	13,657	4,747,867

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
2	Variable Portfolio – Multi-Manager Diversified Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Multi-Manager Diversified Income Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Equity Funds	—	—	—	563,546	563,546
Exchange-Traded Funds	137,601	—	—	—	137,601
Fixed-Income Funds	—	—	—	4,122,514	4,122,514
Money Market Funds	—	—	—	61,807	61,807
Total Investments	137,601	—	—	4,747,867	4,885,468
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Multi-Manager Diversified Income Fund | Quarterly Report 2017	3

Portfolio of Investments
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 5.8%
	Shares	Value ($)
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	14,831	141,490
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	17,196	134,299
Total Alternative Strategies Funds (Cost $286,829)		275,789

Fixed-Income Funds 92.1%

Emerging Markets 12.1%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	58,525	571,204
High Yield 25.9%
Columbia Variable Portfolio – High Yield Bond Fund, Class 1 Shares(a)	177,324	1,228,861
Investment Grade 54.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	46,738	488,881
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	82,206	784,247
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	6,733	70,221
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	45,170	500,029
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares(a)	21,091	230,101
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	45,262	477,972
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,743	17,639
Total		2,569,090
Total Fixed-Income Funds (Cost $4,256,775)		4,369,155

Money Market Funds 2.5%

Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.037%(a),(c)	119,148	119,148
Total Money Market Funds (Cost $119,148)		119,148
Total Investments (Cost: $4,662,752)		4,764,092
Other Assets & Liabilities, Net		(16,929)
Net Assets		4,747,163

Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	15,447	1,497	(2,113)	14,831	(205)	—	141,490
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	65,543	2,425	(9,443)	58,525	594	9,718	571,204
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.037%	122,828	11,365	(15,045)	119,148	—	30	119,148
Columbia Variable Portfolio – High Yield Bond Fund, Class 1 Shares	186,590	14,273	(23,539)	177,324	(3,762)	—	1,228,861
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	48,482	4,026	(5,770)	46,738	(550)	—	488,881
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	84,903	7,814	(10,511)	82,206	(3,583)	—	784,247
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	6,991	607	(865)	6,733	(251)	—	70,221
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	46,860	4,113	(5,803)	45,170	(969)	—	500,029
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	17,836	1,894	(2,534)	17,196	(3,658)	—	134,299
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	21,824	1,913	(2,646)	21,091	(534)	—	230,101
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	46,809	4,045	(5,592)	45,262	(1,015)	—	477,972
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	1,743	—	—	1,743	—	—	17,639
Total	665,856	53,972	(83,861)	635,967	(13,934)	9,748	4,764,092

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	—	—	—	275,789	275,789
Fixed-Income Funds	—	—	—	4,369,155	4,369,155
Money Market Funds	—	—	—	119,148	119,148
Total Investments	—	—	—	4,764,092	4,764,092
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund , March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds 30.8%
	Shares	Value ($)
U.S. Large Cap 30.8%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	24,961	1,034,621
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	114,162	2,064,050
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	48,571	1,034,087
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	43,325	1,034,157
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	114,662	2,065,056
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	46,154	1,035,245
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	50,624	1,032,225
Total		9,299,441
Total Equity Funds (Cost $8,726,776)		9,299,441

Exchange-Traded Funds 5.6%

iShares Core U.S. Aggregate Bond ETF	4,310	467,592
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,277	386,391
SPDR S&P 500 ETF Trust	1,950	459,693
Vanguard Total Bond Market ETF	4,760	385,941
Total Exchange-Traded Funds (Cost $1,687,469)		1,699,617

Fixed-Income Funds 39.8%

High Yield 2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	88,303	682,583
Investment Grade 37.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	222,761	2,330,075
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	71,833	685,283
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	55,213	558,760
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	65,757	685,849
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	203,865	2,256,787
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares(a)	181,220	1,977,106
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	239,461	2,528,705
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	30,926	312,975
Total		11,335,540
Total Fixed-Income Funds (Cost $11,915,518)		12,018,123

Residential Mortgage-Backed Securities - Agency 1.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
04/12/47	4.000%	500,000	524,453
Total Residential Mortgage-Backed Securities - Agency (Cost $522,285)			524,453

Options Purchased Puts 0.6%
Issuer	Notional ($)/Contracts	Exercise Price	Expiration Date	Value ($)
S&P 500 Index
	30	1,850.00	12/21/18	172,950
Total Options Purchased Puts (Cost $190,592)				172,950

Money Market Funds 22.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(a),(d)	6,747,780	6,747,780
Total Money Market Funds (Cost $6,747,684)		6,747,780
Total Investments (Cost: $29,790,324)		30,462,364
Other Assets & Liabilities, Net		(245,400)
Net Assets		30,216,964

At March 31, 2017, securities and/or cash totaling $271,750 were pledged as collateral.
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund , March 31, 2017 (Unaudited)
Investments in derivatives
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	47	USD	5,544,120	06/2017	—	(19,674)
U.S. Long Bond	5	USD	754,219	06/2017	1,901	—
U.S. Treasury 10-Year Note	5	USD	622,812	06/2017	537	—
U.S. Treasury 2-Year Note	5	USD	1,082,266	06/2017	319	—
U.S. Treasury 5-Year Note	5	USD	588,633	06/2017	305	—
Total			8,592,050		3,062	(19,674)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	3,844,399	6,894,533	(3,991,152)	6,747,780	(43)	9,480	6,747,780
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	16,317	16,897	(8,253)	24,961	8,908	—	1,034,621
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	55,590	61,986	(29,273)	88,303	1,428	—	682,583
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	138,984	158,567	(74,790)	222,761	(10,076)	—	2,330,075
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares	74,739	77,131	(37,708)	114,162	16,189	—	2,064,050
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	44,652	51,294	(24,113)	71,833	(87)	—	685,283
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	34,781	39,273	(18,841)	55,213	(8,332)	—	558,760
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	31,039	33,393	(15,861)	48,571	7,895	—	1,034,087
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	40,974	46,956	(22,173)	65,757	(2,888)	—	685,849
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	127,341	145,339	(68,815)	203,865	(10,985)	—	2,256,787
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	115,324	128,406	(62,510)	181,220	(13,375)	—	1,977,106
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	29,074	28,976	(14,725)	43,325	8,061	—	1,034,157
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	74,850	77,232	(37,420)	114,662	15,073	—	2,065,056
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	31,130	30,391	(15,367)	46,154	5,597	—	1,035,245
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	32,527	34,820	(16,723)	50,624	7,850	—	1,032,225
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	128,596	180,369	(69,504)	239,461	(13,196)	—	2,528,705
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	19,173	22,107	(10,354)	30,926	(573)	—	312,975
Total	4,839,490	8,027,670	(4,517,582)	8,349,578	11,446	9,480	28,065,344

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2017.
2	Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund , March 31, 2017 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund , March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Equity Funds	—	—	—	9,299,441	9,299,441
Exchange-Traded Funds	1,699,617	—	—	—	1,699,617
Fixed-Income Funds	—	—	—	12,018,123	12,018,123
Residential Mortgage-Backed Securities - Agency	—	524,453	—	—	524,453
Options Purchased Puts	172,950	—	—	—	172,950
Money Market Funds	—	—	—	6,747,780	6,747,780
Total Investments	1,872,567	524,453	—	28,065,344	30,462,364
Derivatives
Asset
Futures Contracts	3,062	—	—	—	3,062
Liability
Futures Contracts	(19,674)	—	—	—	(19,674)
Total	1,855,955	524,453	—	28,065,344	30,445,752
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio - U.S. Flexible Growth Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds 57.3%
	Shares	Value ($)
U.S. Large Cap 57.3%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	800,454	33,178,816
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	3,667,639	66,310,926
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	1,558,160	33,173,223
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,389,955	33,178,223
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	3,682,273	66,317,740
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,479,864	33,193,356
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	1,625,315	33,140,170
Total		298,492,454
Total Equity Funds (Cost $288,254,828)		298,492,454

Exchange-Traded Funds 2.8%

SPDR S&P 500 ETF Trust	14,500	3,418,230
Vanguard Total Bond Market ETF	140,000	11,351,200
Total Exchange-Traded Funds (Cost $14,619,361)		14,769,430

Fixed-Income Funds 12.8%

High Yield 0.7%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	489,445	3,783,412
Investment Grade 12.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	1,233,107	12,898,293
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	396,178	3,779,533
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	305,139	3,088,005
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	362,529	3,781,181
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	1,129,188	12,500,111
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares(a)	1,008,125	10,998,642
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	1,337,132	14,120,117
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	172,299	1,743,669
Total		62,909,551
Total Fixed-Income Funds (Cost $66,169,488)		66,692,963

Options Purchased Puts 1.1%
Issuer	Notional ($)/Contracts	Exercise Price	Expiration Date	Value ($)
S&P 500 Index
	990	1,850.00	12/21/18	5,707,350
Total Options Purchased Puts (Cost $6,289,513)				5,707,350

Money Market Funds 24.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(a),(c)	127,308,358	127,308,358
Total Money Market Funds (Cost $127,307,368)		127,308,358
Total Investments (Cost: $502,640,558)		512,970,555
Other Assets & Liabilities, Net		8,295,033
Net Assets		521,265,588

At March 31, 2017, securities and/or cash totaling $7,468,200 were pledged as collateral.
Columbia Variable Portfolio - U.S. Flexible Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Growth Fund, March 31, 2017 (Unaudited)
Investments in derivatives
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	1,350	USD	159,246,000	06/2017	—	(598,546)
S&P 500 Index	21	USD	12,385,800	06/2017	—	(56,248)
U.S. Long Bond	10	USD	1,508,438	06/2017	2,068	—
U.S. Treasury 10-Year Note	16	USD	1,993,000	06/2017	2,718	—
U.S. Treasury 2-Year Note	50	USD	10,822,656	06/2017	5,764	—
U.S. Treasury 5-Year Note	50	USD	5,886,328	06/2017	7,805	—
U.S. Ultra Bond	10	USD	1,606,250	06/2017	881	—
Total			193,448,472		19,236	(654,794)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	43,436,635	107,307,517	(23,435,794)	127,308,358	(1,096)	167,722	127,308,358
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	272,624	527,834	(4)	800,454	(1)	—	33,178,816
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	160,655	328,807	(17)	489,445	—	—	3,783,412
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	400,562	832,545	—	1,233,107	—	—	12,898,293
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares	1,249,982	2,417,657	—	3,667,639	—	—	66,310,926
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	128,252	267,926	—	396,178	—	—	3,779,533
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	100,067	205,072	—	305,139	—	—	3,088,005
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	518,597	1,039,563	—	1,558,160	—	—	33,173,223
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	117,689	244,840	—	362,529	—	—	3,781,181
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	366,882	762,306	—	1,129,188	—	—	12,500,111
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	332,434	675,691	—	1,008,125	—	—	10,998,642
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	485,756	904,199	—	1,389,955	—	—	33,178,223
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	1,253,707	2,428,621	(55)	3,682,273	(2)	—	66,317,740
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	520,114	959,750	—	1,479,864	—	—	33,193,356
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	543,443	1,081,940	(68)	1,625,315	(12)	—	33,140,170
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	369,964	967,168	—	1,337,132	—	—	14,120,117
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	55,611	116,688	—	172,299	—	—	1,743,669
Total	50,312,974	121,068,124	(23,435,938)	147,945,160	(1,111)	167,722	492,493,775

2	Columbia Variable Portfolio - U.S. Flexible Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Growth Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
Columbia Variable Portfolio - U.S. Flexible Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Growth Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Equity Funds	—	—	—	298,492,454	298,492,454
Exchange-Traded Funds	14,769,430	—	—	—	14,769,430
Fixed-Income Funds	—	—	—	66,692,963	66,692,963
Options Purchased Puts	5,707,350	—	—	—	5,707,350
Money Market Funds	—	—	—	127,308,358	127,308,358
Total Investments	20,476,780	—	—	492,493,775	512,970,555
Derivatives
Asset
Futures Contracts	19,236	—	—	—	19,236
Liability
Futures Contracts	(654,794)	—	—	—	(654,794)
Total	19,841,222	—	—	492,493,775	512,334,997
See the Portfolio of Investments for all investment classifications not indicated in the table.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio - U.S. Flexible Growth Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds 44.0%
	Shares	Value ($)
U.S. Large Cap 44.0%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	362,330	15,018,566
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	1,662,311	30,054,585
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	705,388	15,017,710
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	629,374	15,023,149
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	1,669,331	30,064,655
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	670,049	15,029,196
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	735,593	14,998,747
Total		135,206,608
Total Equity Funds (Cost $130,694,722)		135,206,608

Exchange-Traded Funds 4.6%

iShares Core U.S. Aggregate Bond ETF	19,900	2,158,951
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,313	272,726
SPDR S&P 500 ETF Trust	7,600	1,791,624
Vanguard Total Bond Market ETF	122,310	9,916,895
Total Exchange-Traded Funds (Cost $14,038,386)		14,140,196

Fixed-Income Funds 26.1%

High Yield 1.5%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	593,116	4,584,785
Investment Grade 24.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	1,497,350	15,662,282
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	482,322	4,601,356
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	372,088	3,765,528
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	441,404	4,603,844
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	1,370,546	15,171,941
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares(a)	1,216,914	13,276,533
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	1,555,267	16,423,623
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	207,140	2,096,253
Total		75,601,360
Total Fixed-Income Funds (Cost $79,564,175)		80,186,145

Residential Mortgage-Backed Securities - Agency 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
04/12/47	4.000%	450,000	472,008
Total Residential Mortgage-Backed Securities - Agency (Cost $470,057)			472,008

Options Purchased Puts 0.8%
Issuer	Notional ($)/Contracts	Exercise Price	Expiration Date	Value ($)
S&P 500 Index
	440	1,850.00	12/21/18	2,536,600
Total Options Purchased Puts (Cost $2,795,339)				2,536,600

Money Market Funds 23.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(a),(d)	71,286,753	71,286,753
Total Money Market Funds (Cost $71,285,994)		71,286,753
Total Investments (Cost: $298,848,673)		303,828,310
Other Assets & Liabilities, Net		3,568,386
Net Assets		307,396,696

At March 31, 2017, securities and/or cash totaling $3,647,650 were pledged as collateral.
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund, March 31, 2017 (Unaudited)
Investments in derivatives
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	633	USD	74,668,680	06/2017	—	(278,561)
S&P 500 Index	10	USD	5,898,000	06/2017	—	(26,785)
U.S. Long Bond	15	USD	2,262,656	06/2017	4,605	—
U.S. Treasury 10-Year Note	21	USD	2,615,813	06/2017	3,192	—
U.S. Treasury 2-Year Note	50	USD	10,822,656	06/2017	4,593	—
U.S. Treasury 5-Year Note	50	USD	5,886,328	06/2017	5,678	—
U.S. Ultra Bond	12	USD	1,927,500	06/2017	2,453	—
Total			104,081,633		20,521	(305,346)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	21,195,848	62,537,983	(12,447,078)	71,286,753	(429)	86,814	71,286,753
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	113,137	249,198	(5)	362,330	(1)	—	15,018,566
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	178,421	414,735	(40)	593,116	—	—	4,584,785
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	445,785	1,051,565	—	1,497,350	—	—	15,662,282
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares	519,100	1,143,211	—	1,662,311	—	—	30,054,585
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	143,101	339,221	—	482,322	—	—	4,601,356
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	111,830	260,258	—	372,088	—	—	3,765,528
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	215,213	490,175	—	705,388	—	—	15,017,710
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	131,315	310,089	—	441,404	—	—	4,603,844
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	408,119	962,427	—	1,370,546	—	—	15,171,941
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	369,914	847,000	—	1,216,914	—	—	13,276,533
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	201,584	427,790	—	629,374	—	—	15,023,149
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	521,303	1,148,079	(51)	1,669,331	(2)	—	30,064,655
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	215,843	454,206	—	670,049	—	—	15,029,196
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	225,524	510,129	(60)	735,593	(7)	—	14,998,747
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	411,987	1,143,280	—	1,555,267	—	—	16,423,623
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	61,280	145,860	—	207,140	—	—	2,096,253
Total	25,469,304	72,435,206	(12,447,234)	85,457,276	(439)	86,814	286,679,506

2	Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Equity Funds	—	—	—	135,206,608	135,206,608
Exchange-Traded Funds	14,140,196	—	—	—	14,140,196
Fixed-Income Funds	—	—	—	80,186,145	80,186,145
Residential Mortgage-Backed Securities - Agency	—	472,008	—	—	472,008
Options Purchased Puts	2,536,600	—	—	—	2,536,600
Money Market Funds	—	—	—	71,286,753	71,286,753
Total Investments	16,676,796	472,008	—	286,679,506	303,828,310
Derivatives
Asset
Futures Contracts	20,521	—	—	—	20,521
Liability
Futures Contracts	(305,346)	—	—	—	(305,346)
Total	16,391,971	472,008	—	286,679,506	303,543,485
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Quarterly Report 2017

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2017